As filed with the Securities and Exchange Commission on February 28, 2003
                                                              File No. 033-23251
                                                                       811-04721
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               ------------------
                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
       Pre-Effective Amendment No.                                           [ ]
       Post-Effective Amendment No. _24_                                     [X[

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
       Amendment No. _1__                                                    [X]

                        (Check appropriate box or boxes.)

                               ------------------

                  Phoenix Life Variable Universal Life Account

                           (Exact Name of Registrant)

                               ------------------

                         Phoenix Life Insurance Company

                               (Name of Depositor)

                               ------------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)

                               ------------------

                             Richard J. Wirth, Esq.
                         Phoenix Life Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)

                               ------------------

       It is proposed that this filing will become effective (check appropriate box)
       [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
       [ ] on ___________ pursuant to paragraph (b) of Rule 485
       [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
       [X] on _May 1, 2003_ pursuant to paragraph (a)(1) of Rule 485
       If appropriate, check the following box:
       [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                               ------------------

================================================================================

                                      FLEX EDGE(R)                   [VERSION A]
                     PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY


PROSPECTUS                                                     MAY 1, 2003


This prospectus describes a flexible premium variable universal life insurance policy. The policy provides lifetime insurance protection for as long as it remains in force. You may allocate premiums and policy value to the Guaranteed Interest Account and/or one or more of the subaccounts of the Phoenix Life Variable Universal Life Account. The subaccounts purchase, at net asset value, shares of the following funds:

THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix-Aberdeen International Series
[diamond] Phoenix-AIM Mid-Cap Equity Series
[diamond] Phoenix-Alliance/Bernstein Enhanced Index Series [diamond] Phoenix-Alliance/Bernstein Growth + Value Series [diamond] Phoenix-Duff & Phelps Real Estate Securities Series [diamond] Phoenix-Engemann Capital Growth Series
[diamond] Phoenix-Engemann Small & Mid-Cap Growth Series [diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series [diamond] Phoenix-Hollister Value Equity Series
[diamond] Phoenix-Janus Flexible Income Series
[diamond] Phoenix-Kayne Large-Cap Core Series
[diamond] Phoenix-Kayne Small-Cap Quality Value Series [diamond] Phoenix-Lazard International Equity Select Series [diamond] Phoenix-Lazard Small-Cap Value Series
[diamond] Phoenix-Lazard U.S. Multi-Cap Series
[diamond] Phoenix-Lord Abbett Bond-Debenture Series
[diamond] Phoenix-Lord Abbett Large-Cap Value Series
[diamond] Phoenix-Lord Abbett Mid-Cap Value Series
[diamond] Phoenix-MFS Investors Growth Stock Series
[diamond] Phoenix-MFS Investors Trust Series
[diamond] Phoenix-MFS Value Series
[diamond] Phoenix-Northern Dow 30 Series
[diamond] Phoenix-Northern Nasdaq-100 Index(R) Series
[diamond] Phoenix-Oakhurst Growth and Income Series
[diamond] Phoenix-Oakhurst Strategic Allocation Series [diamond] Phoenix-Sanford Bernstein Global Value Series [diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series [diamond] Phoenix-Sanford Bernstein Small-Cap Value Series [diamond] Phoenix-Seneca Mid-Cap Growth Series
[diamond] Phoenix-Seneca Strategic Theme Series
[diamond] Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - CLASS 1
--------------------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND
-----------------------
[diamond] Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond] VIP Contrafund(R) Portfolio
[diamond] VIP Growth Opportunities Portfolio
[diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - Class 2
--------------------------------------------------------------
[diamond] Mutual Shares Securities Fund
[diamond] Templeton Developing Markets Securities Fund (1)
[diamond] Templeton Foreign Securities Fund
[diamond] Templeton Global Asset Allocation Fund (1)
[diamond] Templeton Growth Securities Fund

SCUDDER VIT FUNDS
-----------------
[diamond] Scudder VIT EAFE(R) Equity Index Fund
[diamond] Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS 1
-------------------------------------------------
[diamond] Technology Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger Foreign Forty
[diamond] Wanger International Small Cap
[diamond] Wanger Twenty
[diamond] Wanger U.S. Smaller Companies

(1) Not available for new investors


---------------------------------------------------------------------------------------------------------------------
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:      [envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                                  PO Box 8027
                                                                  Boston, MA 02266-8027
                                                      [telephone] VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
                                                                  800/541-0171

It may not be in your best interest to purchase a policy to replace an existing life insurance policy or annuity contract. You must understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any income taxes.

The policy is neither a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured or endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.

The Securities and Exchange Commission ("SEC") has neither approved nor disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus provides important information that you should know before investing.

Read and keep this prospectus for future reference.

                                TABLE OF CONTENTS

Heading                                                    Page
---------------------------------------------------------------
RISK/BENEFIT SUMMARY ....................................
  Policy Benefits .......................................
  Policy Risks ..........................................
FEE TABLES
  Transaction Fees ......................................
  Periodic Charges Other than Fund Operation Expenses....
  Minimum and Maximum Fund Operation Expenses............
PHOENIX LIFE INSURANCE COMPANY ..........................
THE Phoenix Life VARIABLE UNIVERSAL LIFE ACCOUNT
   (THE "ACCOUNT") ......................................
  Performance History ...................................
VOTING RIGHTS ...........................................
The Guaranteed Interest Account .........................
CHARGES AND DEDUCTIONS...................................
  General ...............................................
  Charges Deducted from Premium Payments ................
  Periodic Charges ......................................
  Mortality and Expense Risk Charge .....................
  Conditional Charges ...................................
  Transfer Charge .......................................
  Other Tax Charges .....................................
  Fund Charges ..........................................
THE POLICY ..............................................
  Contract Rights: Owner, Insured, Beneficiary ..........
  Contract Limitations...................................
  Purchasing a Policy....................................
GENERAL .................................................
  Postponement of Payments ..............................
  Optional Insurance Benefits ...........................
  Death Benefit .........................................
PAYMENT OF PROCEEDS .....................................
  Surrender and Death Benefit Proceeds ..................
  Payment Options .......................................
  Surrenders.............................................
  Transfer of Policy Value...............................
  Policy Loans...........................................
  Lapse..................................................
FEDERAL INCOME TAX CONSIDERATIONS .......................
  Modified Endowment Contracts ..........................
FINANCIAL STATEMENTS.....................................
APPENDIX A INVESTMENT OPTIONS............................   A-1


RISK/BENEFIT SUMMARY
--------------------------------------------------------------------------------
This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy.

POLICY BENEFITS

DEATH BENEFITS
The policy is first and foremost, a life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary upon the death of the person insured under the policy.

You will choose a death benefit when you apply for a policy:

[diamond] Death Benefit Option 1 is equal to the greater of the policy's face amount, or the minimum death benefit
[diamond] Death Benefit Option 2 equals the greater of the face amount plus the policy value, or the minimum death benefit

You may change your Death Benefit Option at any time. Death Benefit Option 1 applies if you do not choose an option. Generally, the minimum face amount is $25,000.

The minimum death benefit is equal to the policy value increased by a percentage taken from a table in the policy based on the policy year and the insured person's age.

Also available, is the Guaranteed Death Benefit Rider, an additional insurance option that you may purchase by paying specified premiums.

LOANS AND SURRENDERS

Generally, you may take loans against 90% of the policy's cash surrender value subject to certain conditions.

You may partially surrender any part of the policy anytime. A partial surrender fee will apply and a separate surrender charge may also be imposed.

You may fully surrender this policy anytime for its cash surrender value. A surrender charge may be imposed.

TEMPORARY INSURANCE COVERAGE
We will issue you a Temporary Insurance Receipt when you submit the complete, signed application and issue premium. This will provide you with immediate insurance protection under the terms set forth in the policy and in the Receipt.

FLEXIBLE PREMIUMS
The only premiums you must pay are the issue premium and any payments that may be required to prevent policy lapse.

OPTIONAL INSURANCE BENEFITS
The following benefits may be available to you by rider:

[diamond] Disability Waiver of Specified Premium
[diamond] Accidental Death Benefit
[diamond] Death Benefit Protection
[diamond] Face Amount of Insurance Increase
[diamond] Whole Life Exchange Option (not available after January 27, 2003) [diamond] Purchase Protection Plan [diamond] Living Benefits Option

Availability of these riders depends upon state approval and may involve extra cost.

YOUR RIGHT TO CANCEL THE POLICY
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within 10 days after you receive it, or within 45 days of signing the application. Your state may require a longer period.

POLICY RISKS

VARIATIONS
The policy is subject to laws and regulations in every state where the policy is sold and the terms of the policy may vary from state to state.

SUITABILITY RISK
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. Surrender charges apply during the first ten years; therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of the policy value during the first several policy years.

TAX EFFECTS
Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE
Your policy will remain in force as long as the cash surrender value is enough to pay the monthly charges incurred under the policy. If the cash surrender value is no longer enough to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK
A comprehensive discussion of the risks of each fund purchased by a subaccount of the Phoenix Life Variable Universal Life Account may be found in the funds' prospectuses. Each series is subject to market fluctuations and the risks inherent with ownership of securities. There is no assurance that any series will achieve its stated investment objective.

THE FOLLOWING TABLES DESCRIBE THE FEES, AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

                                TRANSACTION FEES


-------------------------------- ---------------------------- ----------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PREMIUM TAX CHARGE               Upon Payment                 2.25% of each premium
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ISSUE EXPENSE CHARGE             Monthly during the first     We deduct $12.50 per month ($150 total)
                                 12 policy months following
                                 policy issue. Any unpaid
                                 balance will be deducted
                                 upon lapse or termination.
-------------------------------- ---------------------------- ----------------------------------------------------------------------

SURRENDER CHARGE                 Upon Full Surrender During
                                 the first Ten Policy Years.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Minimum and Maximum Charges                                 We charge no more than $5 per $1,000 of face amount, plus 30%
                                                              of premiums paid up to the policy value.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Example for a male nonsmoker                                We would charge $11.18 per $1,000 of face amount, not to exceed the
  aged 35 with a policy face                                  policy value.
  amount of $100,000 who pays
  $1,000 in annual premiums.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PARTIAL SURRENDER CHARGE         Upon Partial Surrender or    For a partial surrender:
                                 a decrease in the policy     -----------------------
                                 face amount.                 The charge that would apply upon a full surrender multiplied by the partial surrender amount divided by the result of subtracting the full surrender charge from the  policy value.

                                                              For a decrease in face amount:
                                                              ------------------------------
                                                              The charge that would apply upon a full surrender multiplied by the decrease in face amount divided by the face amount prior to the decrease.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PARTIAL SURRENDER FEE            Upon Partial Surrender       2.0% of the amount withdrawn, up to a maximum of $25.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
TRANSFER CHARGE                  Upon Transfer                At present, we do not charge for transfers between investment options, but we reserve the right to charge up to $10 per transfer after the first two transfers in any given policy year.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
OTHER TAX CHARGES                When we become liable        We do not charge for taxes at this time, however we reserve the
                                 for taxes.                   right to impose a charge should we become liable for taxes in the future.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LOAN INTEREST RATE CHARGED       Upon Loan                    The rates in effect before the Insured reaches age 65 in all states:

                                                              >  Policy Year 1-10:    8%

                                                              >  Policy Year 11+:     7%

-------------------------------- ---------------------------- ----------------------------------------------------------------------
THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY
DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.



PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

-------------------------------- ---------------------------- ----------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------

COST OF INSURANCE(1):            On policy date and monthly
                                 on policy processing day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Minimum and Maximum Charge                                We charge a minimum of $0.0567 per $1,000 of amount at risk(5) to a maximum of $58.3333 per $1,000 of amount at risk per month.
                                                              The guaranteed maximum rate, which we will never exceed is $83.33 per
                                                              $1,000 of amount at risk per month.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Example for a male age 35,                                We would charge $0.1384 per $1,000 of amount at risk per month. We
    in the nonsmoker premium                                  will increase this charge as he ages.
    class

-------------------------------- ---------------------------- ----------------------------------------------------------------------
ADMINISTRATIVE CHARGE            Monthly                      We currently charge $5 per month, and reserve the right to charge up to $10 per month in the future.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
MORTALITY AND EXPENSE RISK       Daily                        0.90% of average daily net assets on an annual basis
CHARGE(2)
------------------------------------------------------------------------------------------------------------------------------------

                                                    OPTIONAL INSURANCE BENEFITS
------------------------------------------------------------------------------------------------------------------------------------
DISABILITY WAIVER OF SPECIFIED   On Rider Policy Date, and
PREMIUM RIDER                    monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Minimum and Maximum Charge                                We charge from $0.204 to $0.817 per $100 of premium amount waived per month.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Example for a male age 35,                                We would charge $0.236 per $100 of premium amount waived per month.
    in the nonsmoker premium
    class
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ACCIDENTAL DEATH BENEFIT RIDER   On Rider Policy Date, and
                                 monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Minimum and Maximum Charge                                We charge from $0.0678 to $0.1340 per $1,000 of rider face amount per month.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Example for a male age 35,                                We would charge $0.0729 per $1,000 of rider face amount per month.
    in the nonsmoker premium
    class
-------------------------------- ---------------------------- ----------------------------------------------------------------------
DEATH BENEFIT PROTECTION RIDER   On Rider Policy Date, and    We charge $0.01 per $1,000 of face amount per month.
                                 monthly on each Monthly
                                 Calculation Day

-------------------------------- ---------------------------- ----------------------------------------------------------------------
FACE AMOUNT OF INSURANCE         On Rider Policy Date         We Charge $3.00 per $1,000 of face amount up to a maximum of $150.
INCREASE RIDER
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PURCHASE PROTECTION PLAN RIDER   On Rider Policy Date, and
                                 monthly on each Monthly
                                 Calculation Day


-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Minimum and Maximum Charge                                We charge from $0.05 to $0.174 per unit purchased per month.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Example for a male age 35,                                We would charge $0.102 per unit purchased per month.
    in the nonsmoker premium
    class
-------------------------------- ---------------------------- ----------------------------------------------------------------------

            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LIVING BENEFITS RIDER            We do not charge for this    No charge. We describe this rider later under "Additional Rider
                                 rider.                       Benefits."
-------------------------------- ---------------------------- ----------------------------------------------------------------------
WHOLE LIFE EXCHANGE RIDER (4)    We do not charge for this    No charge. We describe this rider later under "Additional Rider

                                 Rider.                       Benefits."
-------------------------------- ---------------------------- ----------------------------------------------------------------------

(1) Cost of insurance charges vary with age, gender, risk class, policy year, net amount at risk, and policy face amount. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed cost of insurance applicable to your policy, and more detailed information concerning your cost of insurance is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the insured's age and premium class, the death benefit option, face amount, planned periodic premiums, and riders requested.
(2) We do not deduct this charge from amounts allocated to the Guaranteed Interest Account.
(3) Based upon a table of Maximum Surrender Charge contained in your policy which decreases over time and eventually becomes zero by the 120th month of the policy.
(4) This rider is no longer available.
(5) The amount at risk is the difference between the death benefit and the policy value.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                         Minimum        Maximum

Total Annual Fund Operating Expenses(1)                   0.31%    -     4.09%
(expenses that are deducted from a fund's assets, including management fees, distribution and/or
12 b-1 fees, and other expenses)

(1) We have provided the total and net fund operating expenses for each available investment portfolio in Appendix A.

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly-owned subsidiary of The Phoenix Companies, Inc., a newly-formed, publicly-traded Delaware corporation. Our executive office is at One American Row, Hartford, Connecticut, 06102-5056 and our main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

THE PHOENIX LIFE VARIABLE UNIVERSAL LIFE
ACCOUNT (THE "ACCOUNT")
--------------------------------------------------------------------------------

Phoenix Life Insurance Company established the Account as a separate account under New York insurance law on June 17, 1985. The Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management, investment practices or policies of the Account or of Phoenix.

All income, gains or losses of the Account are credited to or charged against amounts placed in the Account without regard to the other income, gains and losses of Phoenix. The assets of the Account may not be charged with liabilities arising out of any other business we conduct. Phoenix is responsible for all obligations under the policies.

The Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every business day that the New York Stock Exchange is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page 1 of this prospectus. Each portfolio's investment type is given in Appendix A.

Phoenix does not guarantee the investment performance of the Account or any of its subaccounts. The policy value allocated to the Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Account.

We reserve the right to add, remove, modify, or substitute portfolios in which the Account invests.

PERFORMANCE HISTORY

We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.

VOTING RIGHTS
--------------------------------------------------------------------------------

We legally own all fund shares held by the subaccounts; however we vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1) the election of the fund's Trustees;

2) the ratification of the independent accountants for the fund;

3) approval or amendment of investment advisory agreements;

4) a change in fundamental policies or restrictions of the series; and

5) any other matters requiring a shareholder vote.

You may obtain an available fund's prospectus by contacting VULA at the address and telephone number given on page 1.

THE GUARANTEED INTEREST ACCOUNT

In addition to the Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

We reserve the right to limit total deposits and transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Account at any time. In general, you may make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greatest of $1,000 or 25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. You may transfer the total value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:


[diamond] First Year: 25% of the total value
[diamond] Second Year: 33% of remaining value
[diamond] Third Year: 50% of remaining value
[diamond] Fourth Year: 100% of remaining value

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the Securities and Exchange Commission has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

Charges are deducted in connection with the policy to compensate us for:

[diamond] our expenses in selling the policy;

[diamond] underwriting and issuing the policy;

[diamond] premium and federal taxes incurred on premiums received;

[diamond] providing the insurance benefits set forth in the policy; and

[diamond] assuming certain risks in connection with the policy.

The nature and amount of these charges are more fully described in sections below.

When we issue policies under group or sponsored arrangements, we may reduce or eliminate the:

[diamond] issue expense charge; and/or

[diamond] surrender charge.

Sales to a group or through sponsored arrangement often result in lower per policy costs and often involve a greater stability of premiums paid into the policies. Under such circumstances, Phoenix tries to pass these savings onto the purchasers. The amount of reduction will be determined on a case-by-case basis and will reflect the cost reduction we expect as a result of these group or sponsored sales.

Certain charges are deducted only once, others are deducted periodically, while certain others are deducted only if certain events occur.

CHARGES DEDUCTED FROM PREMIUM PAYMENTS

PREMIUM TAX CHARGE. Various states (and counties and cities) impose a tax on premiums received by insurance companies. Premium taxes vary from state to state. Currently, these taxes range from 0.62% to 4% of premiums paid. Moreover, certain municipalities in Louisiana, Kentucky, Alabama and South Carolina also impose taxes on premiums paid, in addition to the state taxes imposed. The premium tax charge represents an amount we consider necessary to pay all premium taxes imposed by these taxing authorities, and we do not expect to derive a profit from this charge. Policies will be assessed a tax charge equal to 2.25% of the premiums paid. These charges are deducted from each premium payment.

PERIODIC CHARGES

MONTHLY CHARGES
We make monthly deductions on each monthly calculation day. The amount we deduct is allocated among subaccounts and the nonloaned portion of the Guaranteed Interest Account based on your specified allocation schedule.

You will select this schedule in your application, and you can change it later. If the amount allocated to a subaccount or the nonloaned portion of the Guaranteed Interest Account is less than the amount to be deducted, we will proportionally increase the deduction from the other subaccounts or Guaranteed Interest Account.

ISSUE EXPENSE CHARGE. This charge helps us pay the underwriting and start-up expenses we incur when we issue a policy. We charge $150. We deduct this charge in twelve equal installments for the year following policy issue or a face amount increase. Any unpaid balance of the issue expense charge will be paid to Phoenix upon policy lapse or termination.

ADMINISTRATIVE CHARGE. We currently charge $5 to cover the cost of daily administration, monthly processing, updating daily values and for annual/quarterly statements. We guarantee this charge will never exceed $10 per month.

COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the amount at risk. The amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the insured person's gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans. We base the current monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners' Standard Ordinary Mortality Table, adjusted for risk classifications. We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age and risk class whose policies have been in force for the same length of time.

We currently insure each life as either a standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. A life in the standard risk classes will have a lower cost of insurance for an otherwise identical policy, than a life in a higher mortality risk class. A nonsmoker will generally incur a lower cost of insurance than a similarly situated smoker.

COST OF OPTIONAL INSURANCE BENEFITS: Certain policy riders require the payment of additional premiums to pay for the benefit provided by the rider. These options are available if approved in your state.

Two riders are available at no charge with every Flex Edge policy:

[diamond] Living Benefits Rider. This rider allows, in the event of terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit, to a maximum of $250,000, with the proviso that a minimum of $10,000 face amount remain on the policy thereafter.

[diamond] Whole Life Exchange Option Rider. This rider permits you to exchange
          Policy for a fixed benefit whole life policy at the later of age 65 Policy year 15. This rider is no longer available.

We charge for providing benefits under the following riders:

[diamond] Disability Waiver of Specified Premium Rider charges will depend on the age and gender of the person we insure, and the amount of premium waived. We also offer this rider with substandard ratings of 150% and 200%. We insure people from age 5 through 60 under this rider and terminate the rider when the insured person reaches age 65.

[diamond] Accidental Death Benefit Rider charges vary based on age, sex, and amount of additional death benefit.

[diamond] Death Benefit Protector Rider charge is based upon the face amount.

[diamond] Purchase Protection Plan Rider charges vary based on age. The maximum number of PPP units allowed varies with issue age and cannot be more than twice the initial base face amount in thousands. This rider is available to those we insure up to age 37.

[diamond]  Face Amount of Insurance Increase Rider charge is based upon the face amount.

DAILY CHARGES
We deduct a percentage each business day from every subaccount. This deduction is reflected in each subaccount's daily value.

MORTALITY AND EXPENSE RISK CHARGE

We assume a mortality risk that, as a whole, the lives we insure may be shorter than we expected. We would then pay greater total death benefits than we had expected.

We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

We also assume other risks associated with issuing the policies, such as incurring greater than expected costs due to policy loans.

If our expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

We will deduct this charge only from your investments in the Separate Account. We do not make any deduction for this charge from policy value allocated to the Guaranteed Interest Account.

We charge a maximum mortality and expense charge of 0.90% of your policy value allocated to the subaccounts, on an annualized basis.

LOAN INTEREST CHARGED
We charge your policy for outstanding loans at the rates shown below. The rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account. We credit your policy 65 in all years. The difference is to compensate us for costs associated with administering the loans.

Loan Interest rate Charged:
         Policy Years 1-10 (or insured's age 65 if earlier):           8%
         Policy Years 11+:                                             7%

CONDITIONAL CHARGES

These are other charges that are imposed only if certain events occur.

[diamond] Surrender Charge. During the first 10 policy years, there is a difference between the amount of policy value and the amount of cash surrender value of the policy. This difference is the surrender charge, which is a contingent deferred sales charge. The surrender charge is designed to recover the expense of distributing policies that are terminated before distribution expenses have been recouped from revenue generated by these policies. These are contingent charges because they are paid only if the policy is surrendered (or the face amount is reduced or the policy lapses) during this period. They are deferred charges because they are not deducted from premiums.

          In policy years one through ten, the full surrender charge as described below will apply if you either surrender the policy for its cash surrender value or permit the policy to lapse. The applicable surrender charge in any policy month is the full surrender charge Minus any surrender charges previously paid. There is no surrender charge after the 10th policy year. During the first 10 policy years, the maximum surrender charge that you can pay while you own the policy is equal to either A + B (defined below) or the amount shown in the table.

            A is equal to:

                  1. 30% of all premiums paid (up to and including the amount stated on the schedule page of your policy, which is calculated according to a formula contained in an SEC rule); plus

                  2. 10% of all premiums paid in excess of this amount but not greater than twice this amount: plus

                  3.  9% of all premiums paid in excess of twice this amount.

            B is equal to $5 per $1000 of initial face amount.

            The surrender charge table that appears in the policy is reproduced below:

                                    MAXIMUM SURRENDER CHARGE TABLE
                  POLICY            SURRENDER        POLICY            SURRENDER
                  MONTH               CHARGE          MONTH              CHARGE
                   1-60              $1029.22          90                $688.35
                    61                1018.93          91                 672.70
                    62                1008.64          92                 657.06
                    63                 998.35          93                 641.41
                    64                 988.06          94                 625.77
                    65                 977.76          95                 610.12
                    66                 967.47          96                 594.48
                    67                 957.18          97                 578.84
                    68                 946.89          98                 563.19
                    69                 936.59          99                 547.55
                    70                 926.30         100                 531.90
                    71                 916.01         101                 516.26
                    72                 905.72         102                 500.61
                    73                 895.43         103                 484.97
                    74                 885.13         104                 469.33
                    75                 874.84         105                 453.68
                    76                 864.55         106                 438.04
                    77                 854.26         107                 422.39
                    78                 843.96         108                 406.75
                    79                 833.67         109                 372.85
                    80                 823.38         110                 338.96
                    81                 813.09         111                 305.06
                    82                 802.80         112                 271.17
                    83                 792.50         113                 237.27
                    84                 782.21         114                 203.37
                    85                 766.57         115                 169.48
                    86                 750.92         116                 135.58
                    87                 735.28         117                 101.69
                    88                 719.63         118                  67.79
                    89                 703.99         119                  33.90
                                                      120                    .00

           We may reduce the surrender charge for policies issued under group or sponsored arrangements. The amounts of reductions will be considered on a case-by-case basis and will reflect the reduced costs to Phoenix expected as a result of sales to a particular group or sponsored arrangements.

[diamond] PARTIAL SURRENDER FEE. In the case of a partial surrender, an additional fee is imposed. This fee is equal to 2% of the amount withdrawn but not more than $25. It is intended to recover the actual costs of processing the partial surrender request and will be deducted from each subaccount and Guaranteed Interest Account in the same proportion as the withdrawal is allocated. If no allocation is made at the time of the request for the partial surrender, withdrawal allocation will be made in the same manner as are monthly deductions.


[diamond] PARTIAL SURRENDER CHARGE. If less than all of the policy is surrendered, the amount withdrawn is a "partial surrender." A charge as described below is deducted from the policy value upon a partial surrender of the policy. This is equal to the charge that would apply upon a full surrender multiplied by the partial surrender amount divided by the result of subtracting the full surrender charge from the policy value. We withdraw this amount from the subaccounts and the Guaranteed Interest Account in the same proportion as for the withdrawal.

          A partial surrender charge also is deducted from policy value upon a decrease in face amount. The charge is equal to the applicable surrender charge multiplied by a fraction equal to the decrease in face amount divided by the face amount of the policy prior to the decrease.

TRANSFER CHARGE

Currently we do not charge for transfers between subaccounts, however we reserve the right to charge up to $10 for each transfer in excess of two each calendar year.

OTHER TAX CHARGES

Currently no charge is made to the Account for federal income taxes that may be attributable to the Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Account.

FUND CHARGES

As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. We provide a table of these charges in Appendix A.

These fund charges and other expenses are described more fully in the accompanying fund prospectuses.

THE POLICY
--------------------------------------------------------------------------------

CONTRACT RIGHTS: OWNER, INSURED, BENEFICIARY

OWNER The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your", in this prospectus, we are referring to the owner.

INSURED The insured is the person on whose life the policy is issued. You name the insured in the application for the policy. We will not issue a policy for an insured that is more than 75 years old. Before issuing a policy, we will require evidence that the insured is, in fact, insurable. This will usually require a medical examination.

BENEFICIARY The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and secondary. These classes will set the order of payment. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to VULA. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the insured dies, unless you have given us different instructions, we will pay you the death benefit. If you are deceased, it will be paid to your estate.

CONTRACT LIMITATIONS

ASSIGNMENT The policy may be assigned. We will not be bound by the assignment until a written copy has been received and we will not be liable with respect to any payment made prior to receipt. We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES We base our rates on the insured person's gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

We will accept payment with your application and allocate the premium as described below. We may refuse to issue your policy within 5 business days, in which case we will provide a policy refund, as outlined below.

ELIGIBLE PURCHASERS Any person up to the age of 75 is eligible to be insured under a newly purchased policy after providing suitable evidence of insurability. You can purchase a policy to insure the life of another person provided that you have an insurable interest in that life and the prospective insured consents.

PREMIUM PAYMENTS The Flex Edge policy is a flexible premium variable universal life insurance policy. It has a death benefit, cash surrender value and a loan privilege as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate your premium into one or more of several subaccounts of the Account or the Guaranteed Interest Account. Each subaccount of the Account, in turn, invests its assets exclusively in a portfolio of the funds. The policy value varies according to the investment performance of the series to which premiums have been allocated.

The minimum issue premium for a policy is generally 1/6 of the planned annual premium (an amount determined at the time of application) and is due on the policy date. The insured must be alive when the issue premium is paid. Thereafter, the amount and payment frequency of planned premiums are as shown on the schedule page of the policy. The issue premium payment should be delivered to your registered representative for forwarding to our Underwriting Department. Additional payments should be sent to VPMO.

A number of factors concerning the person you insure and the policy features you desire will affect our required issue premium. The person's age, gender and risk class can affect the issue premium, as can policy features such as face amount and added benefits. We will generally allocate the issue premium, less applicable charges, according to your instructions when we receive your completed application. We may issue some policies with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net issue premium and the net of other premiums paid during your right to cancel period to the Phoenix-Goodwin Money Market subaccount. When your right to cancel expires we allocate the policy value among the subaccounts and/or the Guaranteed Interest Account according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

We reduce premium payments by the premium expense charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $25. The policy contains a total premium limit as shown on the schedule page. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

PAYMENT BY CHECK We may wait to credit your policy if you pay by check until your check has cleared your bank.

AUTOMATED PAYMENTS You may elect to have us deduct periodic premium payments directly from your bank account. The minimum we will withdraw under such a plan is $25 per month.

ALLOCATION OF PREMIUM We will generally allocate the issue premium less applicable charges to the Account or to the Guaranteed Interest Account upon receipt of a completed application, in accordance with the allocation instructions in the application for a policy. However, policies issued in certain states and policies issued in certain states pursuant to applications which state the policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during your right to cancel period) to the Phoenix-Goodwin Money Market Subaccount of the Account and, at the expiration of the right to cancel period, the policy value of the Phoenix-Goodwin Money Market Subaccount is allocated among the subaccounts of the Account or to the Guaranteed Interest Account in accordance with the applicant's allocation instructions in the application for insurance.

Premium payments received by us will be reduced by applicable state premium tax and by 1.50% for federal tax charge. The issue premium also will be reduced by the issue expense charge deducted in equal monthly installments over a 12-month period. Any unpaid balance of the issue expense charge will be paid to Phoenix upon policy lapse or termination.

Premium payments received during a grace period, after deduction of state and any sales charge, will first be used to cover any monthly deductions during the grace period. Any balance will be applied on the payment date to the various subaccounts of the Account or to the Guaranteed Interest Account, based on the premium allocation schedule elected in the application for the policy or by your most recent instructions. See "Transfer of Policy Value--Nonsystematic Transfers."

POLICY REFUND Should you elect to return your policy under your right to cancel we will treat your policy as if we had never issued it. For policies other than those issued with a Temporary Money Market Allocation Amendment, we will return the sum of the following as of the date we receive the returned policy:

(1) the current policy value less any unpaid loans and loan interest; plus

(2) any monthly deductions, partial surrender fees and other charges made under the policy.

For policies issued with the Temporary Money Market Amendment, the amount returned will equal any premiums paid less any unpaid loans and loan interest and less any partial surrender amounts paid.

We retain the right to decline to process an application within 7 days of our receipt of the completed application for insurance. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund to you the same amount as would have been refunded under the policy had it been issued but returned for refund while you have your right to cancel.

GENERAL
--------------------------------------------------------------------------------

POSTPONEMENT OF PAYMENTS

GENERAL
Payment of any amount upon complete or partial surrender, policy loan or benefits payable at death (in excess of the initial face amount) or maturity may be postponed:

[diamond] for up to 6 months from the date of the request, for any transactions dependent upon the value of the Guaranteed Interest Account;

[diamond] whenever the NYSE is closed other than for customary weekend and holiday closings or trading on the NYSE is restricted as determined by the SEC; or

[diamond] whenever an emergency exists, as decided by the SEC as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets.


Transfers also may be postponed under these circumstances.

OPTIONAL INSURANCE BENEFITS

You may elect additional benefits under a policy, and you may cancel these benefits at anytime. A charge will be deducted monthly from the policy value for each additional rider benefit chosen except where noted below. More details will be included in the form of a rider to the policy if any of these benefits is chosen. The following benefits are currently available and additional riders may be available as described in the policy (if approved in your state).

[diamond] DISABILITY WAIVER OF SPECIFIED PREMIUM RIDER. We waive the specified premium if the insured becomes totally disabled and the disability continues for at least six months. Premiums will be waived to the policy anniversary nearest the insured's 65th birthday (provided that the disability continues). If premiums have been waived continuously during the entire 5 years prior to such date, the waiver will continue beyond that date. The premium will be waived upon our receipt of notice that the Insured is totally disabled and that the disability occurred while the rider was in force.

[diamond] ACCIDENTAL DEATH BENEFIT RIDER. An additional death benefit will be paid before the policy anniversary nearest the insured's 75th birthday, if:
          o  the insured dies from bodily injury that results from an accident;
             and
          o  the insured dies no later than 90 days after injury.

[diamond] DEATH BENEFIT PROTECTION RIDER. The purchase of this rider provides that the death benefit will be guaranteed. The amount of the guaranteed death benefit is equal to the initial face amount, or the face amount that you may increase or decrease, provided that certain minimum premiums are paid. Unless we agree otherwise, the initial face amount and the face amount remaining after any decrease must at least equal $50,000 and the minimum issue age of the insured must be 20. Three death benefit guarantee periods are available. The minimum premium required to maintain the guaranteed death benefit is based on the length of the guarantee period as elected on the application. The three available guarantee periods are:

          1) death benefit guaranteed until the later of the policy anniversary nearest the insured's 70th birthday or policy year 7;

          2) death benefit guaranteed until the later of the policy anniversary nearest the insured's 80th birthday or policy year 10;

          3) death benefit guaranteed until the later of the policy anniversary nearest the insured's 95th birthday.

          Death benefit guarantee periods 1 or 2 may be extended provided that the policy's cash surrender value is sufficient and you pay the new minimum required premium.

[diamond]  FACE AMOUNT OF INSURANCE INCREASE RIDER. Under the terms of this rider, any time after the first policy anniversary, you may request an increase in the face amount of insurance provided under the policy. Requests for face amount increases must be made in writing, and Phoenix requires additional evidence of insurability. The effective date of the increase will generally be the policy anniversary following approval of the increase. The increase may not be less than $25,000 and no increase will be permitted after the insured's age 75. The charge for the increase requested subject to a maximum of $150. No additional monthly administration charge will be assessed for face amount increases. Phoenix will deduct any charges associated with the increase (the increases in cost of insurance charges), from the policy value, whether or not the policyowner pays an additional premium in connection with the increase. At the time of the increase, the cash surrender value must be sufficient to pay the monthly deduction on that date, or additional premiums will be required to be paid on or before the effective date. Also, a new right to cancel period (see "Summary -Right to Cancel") will be established for the amount of the increase. There is no charge for this rider.

[diamond]  PURCHASE PROTECTION PLAN RIDER. Under this rider you may, at predetermined future dates, purchase additional insurance protection without evidence of insurability.

[diamond]  LIVING BENEFITS RIDER. Under certain conditions, in the event of the terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit (up to a maximum of $250,000) is available. The minimum face amount of the policy after any such accelerated benefit payment is $10,000. There is no charge for this rider.

[diamond]  WHOLE LIFE EXCHANGE OPTION RIDER. This rider permits you to exchange the policy for a fixed benefit whole life policy at the later of age 65 or policy year 15. There is no charge for this option.
          This option is no longer available.

DEATH BENEFIT

GENERAL
The death benefit under Option 1 equals the policy's face amount on the date of the death of the insured or, if greater, the minimum death benefit on the date of death.

Under Option 2, the death benefit equals the policy's face amount on the date of the death of the insured, plus the policy value or, if greater, the minimum death benefit on that date.

Under either option, the minimum death benefit is the policy value on the date of death of the insured increased by a percentage determined from a table contained in the policy. This percentage will be based on the insured's attained age at the beginning of the policy year in which the death occurs. If no option is elected, Option 1 will apply.

REQUESTS FOR INCREASE IN FACE AMOUNT
Any time after the first policy anniversary, you may request an increase in the face amount of insurance provided under the policy. Requests for face amount increases must be made in writing, and we require additional evidence of insurability. The effective date of the increase generally will be the policy anniversary following approval of the increase. The increase may not be less than $25,000 and no increase will be permitted after the insured's age 75. The charge for the increase is $3.00 per $1,000 of face amount increase requested subject to a maximum of $150. No additional monthly administration charge will be assessed for face amount increase. We will deduct any charges associated with the increase (the increases in cost of insurance charges), from the policy value, whether or not you pay an additional premium in connection with the increase. The surrender charge applicable to the policy also will increase. At the time of the increase, the cash value must be sufficient to pay the monthly deduction on that date, or additional premiums will be paid on or before the effective date. Also, a new right to cancel period (see "Summary - Right to Cancel") will be established for the amount of the increase.

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT ON DEATH BENEFIT A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge will be deducted from policy value based on the amount of the decrease or partial surrender. If the charge is a decrease in face amount, the death benefit under a policy would be reduced on the next monthly calculation day. If the charge is a partial surrender, the death benefit under a policy would be reduced immediately. A decreased in the death benefit may have certain income tax consequences. See "Federal Income Tax Considerations."

REQUESTS FOR DECREASE IN FACE AMOUNT
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least equal to $10,000 and face amount remaining after the decrease must be at least $25,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request. A partial surrender charge will be deducted from the policy value based on the amount of the decrease. The charge will equal the applicable surrender charge that would apply to a full surrender multiplied by a fraction (which is equal to the decrease in face amount divided by the face amount of the policy before the decrease).

PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------

SURRENDER AND DEATH BENEFIT PROCEEDS

Death benefit proceeds and the proceeds of full or partial surrenders will be processed at unit values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within 7 days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated, e.g., to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

Under certain conditions, in the event of the terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit (up to maximum of $250,000), is available under the Living Benefits Rider. The minimum face amount remaining after any such accelerated benefit payment is $10,000.

While the insured is living, you may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount of surrender or death benefit proceeds that may be applied under any payment option is $1,000.

If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.

PAYMENT OPTIONS

All or part of the surrender or death proceeds of a policy may be applied under one or more of the following payment options or such other payment options or alternative versions of the options listed as we may choose to make available in the future.

OPTION 1--LUMP SUM Payment in one lump sum.

OPTION 2--LEFT TO EARN INTEREST
A payment of interest during the payee's lifetime on the amount payable as a principal sum. Interest rates are guaranteed to be at least 3% per year.

OPTION 3--PAYMENT FOR A SPECIFIC PERIOD

Equal installments are paid for a specified period of years whether the payee lives or dies. The first payment will be on the date of settlement. The assumed interest rate on the unpaid balance is guaranteed not to be less than 3% per year.

OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN Equal installments are paid until the later of:

[diamond] the death of the payee; or

[diamond] the end of the period certain.

The first payment will be on the date of settlement.

The period certain must be chosen at the time this option is elected. The periods certain that you may choose from are as follows:

[diamond] 10 years;

[diamond] 20 years; or

[diamond] until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

Any life annuity provided under Option 4 is computed using an interest rate guaranteed to be no less than 3 3/8% per year, but any life annuity providing a period certain of 20 years or more is computed using an interest rate guaranteed to be no less than 3 1/4% per year.

OPTION 5--LIFE ANNUITY
Equal installments are paid only during the lifetime of the payee. The first payment will be on the date of settlement. Any life annuity as may be provided under Option 5 is computed using an interest rate guaranteed to be no less than 3 1/2% per year.

OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
Equal installments of a specified amount, out of the principal sum and interest on that sum, are paid until the principal sum remaining is less than the amount of the installment. When that happens, the principal sum remaining with accrued interest will be paid as a final payment. The first payment will be on the date of settlement. The payments will include interest on the remaining principal at a guaranteed rate of at least 3% per year. This interest will be credited at the end of each year. If the amount of interest credited at the end of the year exceeds the income payments made in the last 12 months, that excess will be paid in 1 sum on the date credited.

OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR
PERIOD CERTAIN
The first payment will be on the date of settlement. Equal installments are paid until the latest of:

[diamond] the end of the 10-year period certain;

[diamond] the death of the insured; or

[diamond] the death of the other named annuitant.

The other annuitant must have attained age 40, must be named at the time this option is elected and cannot later be changed. Any joint survivorship annuity that may be provided under this option is computed using a guaranteed interest rate to equal at least 3 3/8% per year.

For additional information concerning the above payment options, see the policy.

SURRENDERS

GENERAL
At any time during the lifetime of the insured and while the policy is in force, you may partially or fully surrender the policy by sending to VPMO a written release and surrender in a form satisfactory to us. We may also require you to send the policy to us. The amount available for surrender is the cash surrender value at the end of the valuation period during which the surrender request is received at VPMO.

Upon partial or full surrender, we generally will pay to you the amount surrendered within 7 days after we receive the written request for the surrender. Under certain circumstances, the surrender payment may be postponed. See "General Provisions--Postponement of Payments." For the federal tax effects of partial and full surrenders, see "Federal Income Tax Considerations."

FULL SURRENDERS
If the policy is being fully surrendered, the policy itself must be returned to VPMO, along with the written release and surrender of all claims in a form satisfactory to us. You may elect to have the amount paid in a lump sum or under a payment option. See "Conditional Charges--Surrender Charge" and "Payment Options."

PARTIAL SURRENDERS
You may obtain a partial surrender of the policy by requesting payment of the policy's cash surrender value. It is possible to do this at any time during the lifetime of the insured, while the policy is in force, with a written request to VPMO. We may require the return of the policy before payment is made. A partial surrender will be effective on the date the written request is received or, if required, the date the policy is received by us. Surrender proceeds may be applied under any of the payment options described under "Payment of Proceeds--Payment Options."

We reserve the right not to allow partial surrenders of less than $500. In addition, if the share of the policy value in any subaccount or in the Guaranteed Interest Account is reduced as a result of a partial surrender and is less than $500, we reserve the right to require surrender of the entire remaining balance in that subaccount or the Guaranteed Interest Account.

Upon a partial surrender, the policy value will be reduced by the sum of the following:

[diamond] The partial surrender amount paid--this amount comes from a reduction in the policy's share in the value of each subaccount or the Guaranteed Interest Account based on the allocation requested at the time of the partial surrender. If no allocation request is made, the withdrawals from each subaccount will be made in the same manner as that provided for monthly deductions.

[diamond] The partial surrender fee--this fee is the lesser of $25 or 2% of the partial surrender amount paid. The assessment to each subaccount or the Guaranteed Interest Account will be made in the same manner as provided for the partial surrender amount paid.

[diamond] A partial surrender charge--this charge is equal to a pro rata portion of the applicable surrender charge that would apply to a full surrender, determined by multiplying the applicable surrender charge by a fraction (equal to the partial surrender amount payable divided by the result of subtracting the applicable surrender charge from the policy value). This amount is assessed against the subaccount or the Guaranteed Interest Account in the same manner as provided for the partial surrender amount paid.

The cash surrender value will be reduced by the partial surrender amount paid plus the partial surrender fee. The face amount of the policy will be reduced by the same amount as the policy value is reduced as described above.

TRANSFER OF POLICY VALUE

SYSTEMATIC TRANSFER PROGRAM
You may elect to transfer funds automatically among the subaccounts or the nonloaned portion of the Guaranteed Interest Account on a monthly, quarterly, semiannual or annual basis under the Systematic Transfer Program for Dollar Cost Averaging ("Systematic Transfer Program"). Under this Systematic Transfer Program, the minimum transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $1,000 in the Guaranteed Interest Account or the subaccount from which funds will be transferred ("sending subaccount"), and, if the value in that subaccount or the Guaranteed Interest Account drops below the amount to be transferred, the entire remaining balance will be transferred and all systematic transfers stop. Funds may be transferred from only one sending subaccount or the Guaranteed Interest Account, but may be allocated to more than one subaccount ("receiving subaccounts"). Under the Systematic Transfer Program, policy owners may make more than one transfer per policy year from the Guaranteed Interest Account. These transfers must be in approximately equal amounts and made over a minimum 18-month period. We will not count transfers made under a systematic transfer program toward the annual transfer limit should we begin assessing a transfer charge.

Only one Systematic Transfer Program can be active at any time. After the completion of the Systematic Transfer Program, you can call VULA at 800/541-0171 to begin a new Systematic Transfer Program.

All transfers under the Systematic Transfer Program will be made on the basis of the Guaranteed Interest Account and subaccount on the first day of the month following our receipt of the transfer request. If the first day of the month falls on a holiday or weekend, then the transfer will be processed on the next business day.

NONSYSTEMATIC TRANSFERS
Transfers among available subaccounts or the Guaranteed Interest Account and changes in premium payment allocations may be requested in writing or by calling VULA at 800/541-0171, between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time. Written requests for transfers will be executed on the date we receive the request. Telephone transfers will be effective on the date the request is made except as noted below. Unless you elect in writing not to authorize telephone transfers or premium allocation changes, telephone transfer orders and premium allocation changes also will be accepted on your behalf from your registered representative. We will employ reasonable procedures to confirm that telephone instructions are genuine. They will require verification of account information and will record telephone instructions on tape. All telephone transfers will be confirmed in writing to you. To the extent that we fail to follow procedures reasonably designed to prevent unauthorized transfers, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you bear the risk of loss resulting from instructions entered by an unauthorized third party that we reasonably believe to be genuine. The telephone transfer and allocation change privileges may be modified or terminated at any time. During times of extreme market volatility, these privileges may be difficult to exercise. In such cases, you should submit a written request.

Although currently there is no charge for transfers, in the future we may charge a fee of $10 for each transfer after the first 2 transfers in a policy year. Transfers under the Systematic Transfer Program do not count against these limitations.

We reserve the right to refuse to transfer amounts less than $500 unless:

[diamond] the entire balance in the subaccount or the Guaranteed Interest
          Account is being transferred; or

[diamond] the transfer is part of the Systematic Transfer Program.

We also reserve the right to prohibit a transfer to any subaccount of the Account if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Account be transferred if the value of your investment in that subaccount would be less than $500 immediately after the transfer.

You may make only 1 transfer per policy year from the nonloaned portion of the Guaranteed Interest Account unless:

(1) the transfer(s) are made as part of a Systematic Transfer Program, or

(2) we agree to make an exception to this rule.

The amount you may transfer cannot exceed the greater of $1,000 or 25% of the value of the nonloaned portion of the Guaranteed Interest Account at the time of the transfer.

A nonsystematic transfer from the nonloaned portion of the Guaranteed Interest Account will be processed on the day such request is received by VPMO.

Transfers into the Guaranteed Interest Account and among the subaccounts may be made anytime. We reserve the right to limit the number of subaccounts in which you may invest to a total of 18 at any one time or over the life of the policy. We may limit you to less than 18 if we are required to do so by any federal or state law.

Because excessive exchanges between subaccounts can hurt fund performance, we reserve the right to temporarily or even permanently terminate exchange privileges or reject any specific exchange order from anyone whose transactions appear to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. We will not accept batched transfer instructions from registered representatives (acting under powers of attorney for multiple policy owners), unless the registered representative's broker-dealer firm and Phoenix have entered into a third-party transfer service agreement.

If a policy has been issued with a Temporary Money Market Allocation Amendment, no transfers may be made until your right to cancel the policy expires.

POLICY LOANS

Generally, while the policy is in force, a loan may be taken against the policy up to the available loan value. The loan value on any day is 90% of the policy value reduced by an amount equal to the surrender charge. The available loan value is the loan value on the current day less any outstanding debt.

The amount of any loan will be added to the loaned portion of the Guaranteed Interest Account and subtracted from the policy's share of the subaccounts or the nonloaned portion of the Guaranteed Interest Account, based on the allocation requested at the time of the loan. The total reduction will equal the amount added to the loaned portion of the Guaranteed Interest Account. Allocations generally must be expressed in terms of whole percentages. If no allocation request is made, the amount subtracted from the share of each subaccount or the nonloaned portion of the Guaranteed Interest Account will be determined in the same manner as provided for monthly deductions. Interest will be credited and the loaned portion of the Guaranteed Interest Account will increase at an effective annual rate of 6%,compounded daily and payable in arrears. At the end of each policy year and at the time of any debt repayment, interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the nonloaned portion of the Guaranteed Interest Account.

Debt may be repaid at any time during the lifetime of the insured while the policy is in force. Any debt repayment received by us during a grace period will be reduced to pay any overdue monthly deductions and only the balance will be applied to reduce the debt. Such balance will first be used to pay any outstanding accrued loan interest, and then will be applied to reduce the loaned portion of the Guaranteed Interest Account. The nonloaned portion of the Guaranteed Interest Account will be increased by the same amount the loaned portion is decreased. If the amount of a loan repayment exceeds the remaining loan balance and accrued interest, the excess will be allocated among the subaccounts as you may request at the time of the repayment and, if no allocation request is made, according to the most recent premium allocation schedule on file.

Payments received by us for the policy will be applied directly to reduce outstanding debt unless specified as a premium payment by you. Until the debt is fully repaid, additional debt repayments may be made at any time during the lifetime of the insured while the policy is in force.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless the policy value becomes insufficient to maintain the policy in force.

The proceeds of policy loans may be subject to federal income tax. See "Federal Income Tax Considerations."

In the future, we may not allow policy loans of less than $500, unless such loan is used to pay a premium on another Phoenix policy.

[diamond] You will pay interest on the loan at the noted effective annual rates, compounded daily and payable in arrears. The loan interest rate in effect are as as follows:

         Policy Years 1-10 (or insured's age 65 if earlier):           8%
         Policy Years and thereafter:                                  7%

At the end of each policy year, any interest due on the debt will be treated as a new loan and will be offset by a transfer from your subaccounts and the nonloaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

A policy loan, whether or not repaid, has a permanent effect on the policy value because the investment results of the subaccounts or nonloaned portion of the Guaranteed Interest Account will apply only to the amount remaining in the subaccounts or the nonloaned portion of the Guaranteed Interest Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the subaccounts or the nonloaned portion of the Guaranteed Interest Account earn more than the annual interest rate for funds held in the loaned portion of the Guaranteed Interest Account, the policy value does not increase as rapidly as it would have had no loan been made. If the subaccounts or the Guaranteed Interest Account earn less than the annual interest rate for funds held in the loaned portion of the Guaranteed Interest Account, the policy value is greater than it would have been had no loan been made. A policy loan, whether or not repaid, also has a similar effect on the policy's death benefit due to any resulting differences in cash surrender value.

LAPSE

Unlike conventional life insurance policies, the payment of the issue premium, no matter how large, or the payment of additional premiums will not necessarily continue the policy in force to its maturity date.

If on any monthly calculation day during the first 5 policy years, the policy value is insufficient to cover the monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the required monthly deduction. If on any monthly calculation day during any subsequent policy year, the cash surrender value (which should have become positive) is less than the required monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the required monthly deduction.

During the grace period, the policy will continue in force but subaccount transfers, loans, partial or full surrenders will not be permitted. Failure to pay the additional amount within the grace period will result in lapse of the policy, but not until 30 days has passed after we have mailed a written notice to you. If a premium payment for the additional amount is received by us during the grace period, any amount of premium over what is required to prevent lapse will be allocated among the subaccounts or to the Guaranteed Interest Account according to the current premium allocation schedule. In determining the amount of "excess" premium to be applied to the subaccounts or the Guaranteed Interest Account, we will deduct the premium tax and the amount needed to cover any monthly deductions made during the grace period. If the insured dies during the grace period, the death benefit will equal the amount of the death benefit immediately prior to the commencement of the grace period.

FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following is a brief summary of our interpretation of federal tax treatment of amounts accumulated under and distributed from the policy. We give a more complete discussion in the Statement of Additional Information ("SAI") which is incorporated into this prospectus by reference. You can get a copy of the SAI free of charge: see the back cover of this prospectus. We make no attempt to address estate and inheritance taxes, or any state, local or other tax laws. For complete information on federal and state income tax considerations consult your income tax advisor.

We suggest you consult with your tax advisor in advance of making a decrease in death benefits, or a full or partial surrender of your policy.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
You will be taxed on loans and payments from a modified endowment contract on the portion of the amount received that is considered income, or gain in contract value. This policy can be modified endowment contracts if it fails to meet what is known as "the 7-pay test." This test compares your policy to a hypothetical life insurance policy of identical face amount which requires 7 equal annual premiums to be "fully paid-up," continuing to provide a level death benefit without the need for any further premiums. A policy becomes a modified endowment contract if, at any time during the first 7 years, the total premiums paid into the policy exceed the total premiums that you would have paid into the hypothetical policy.

Amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions for taxpayers who are age 59 1/2 or older, disabled or taken as part of a periodic payment plan for the life expectancy of the beneficiary or beneficiaries.

FULL SURRENDER
You can be taxed on the amount of a full surrender that exceeds the amount of premiums you paid. You may be liable for an additional 10% "penalty tax" if the policy is a modified endowment contract.

PARTIAL SURRENDER
Partial surrenders from a modified endowment contract are fully taxable to the extent of income (gain) in the policy and may be subject to an additional 10% tax. If the policy is not a modified endowment contract, partial surrenders still may be taxable. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements of Phoenix Life Insurance Company as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 are contained in the Statement of Additional Information (SAI) which you can get free of charge by calling the toll free number given on page 1. The financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Account or on the Guaranteed Interest Account that we credit during a guarantee period.

THE FOLLOWING TABLE WILL BE UPDATED TO REFLECT 12/31/02 INFORMATION IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT.

APPENDIX A INVESTMENT OPTIONS
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 6/30/02)

------------------------------------------------------------------------------------------------------------------------------------
                                                                        Other           Total            Other          Total
                                                  Investment Rule     Operating       Annual Fund      Operating      Annual Fund
                                                  Management 12b-1 Expenses Before Expenses Before  Expenses After   Expenses After
              Series                                 Fee     Fees   Reimbursement   Reimbursement  Reimbursement(9) Reimbursement(9)
------------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International(5)                    0.75%     N/A        0.27%          1.02%          0.27%           1.02%
Phoenix-AIM Mid-Cap Equity(3,7)                      0.85%     N/A        2.28%          3.13%          0.25%           1.10%
Phoenix-Alliance/Bernstein Enhanced Index(2,6)       0.45%     N/A        0.25%          0.70%          0.20%           0.65%
Phoenix-Alliance/Bernstein Growth + Value(3,7)       0.85%     N/A        2.34%          3.19%          0.25%           1.10%
Phoenix-Duff & Phelps Real Estate Securities(4,6)    0.75%     N/A        0.41%          1.16%          0.35%           1.10%
Phoenix-Engemann Capital Growth(3,6)                 0.63%     N/A        0.09%          0.72%          0.09%           0.72%
Phoenix-Engemann Small & Mid-Cap Growth(4,6)         0.90%     N/A        1.23%          2.13%          0.35%           1.25%
Phoenix-Goodwin Money Market(3,6)                    0.40%     N/A        0.20%          0.60%          0.20%           0.60%
Phoenix-Goodwin Multi-Sector Fixed Income(3,6)       0.50%     N/A        0.21%          0.71%          0.21%           0.71%
Phoenix-Hollister Value Equity(3,6)                  0.70%     N/A        0.30%          1.00%          0.25%           0.95%
Phoenix-Janus Flexible Income(3,6)                   0.80%     N/A        0.71%          1.51%          0.25%           1.05%
Phoenix-Kayne Large-Cap Core(1,8)                    0.70%     N/A        0.54%          1.24%          0.15%           0.85%
Phoenix-Kayne Small-Cap Quality Value(1,8)           0.90%     N/A        1.13%          2.03%          0.15%           1.05%
Phoenix-Lazard International Equity Select(1,8)      0.90%     N/A        1.54%          2.44%          0.15%           1.05%
Phoenix-Lazard Small-Cap Value(1,8)                  0.90%     N/A        1.16%          2.06%          0.15%           1.05%
Phoenix-Lazard U.S. Multi-Cap(1,8)                   0.80%     N/A        0.95%          1.75%          0.15%           0.95%
Phoenix-Lord Abbett Bond-Debenture(1,8)              0.75%     N/A        1.31%          2.06%          0.15%           0.90%
Phoenix-Lord Abbett Large-Cap Value(1,8)             0.75%     N/A        0.71%          1.46%          0.15%           0.90%
Phoenix-Lord Abbett Mid-Cap Value(1,8)               0.85%     N/A        0.99%          1.84%          0.15%           1.00%
Phoenix-MFS Investors Growth Stock(3,6,7)            0.75%     N/A        2.99%          3.74%          0.25%           1.00%
Phoenix-MFS Investors Trust(3,6,7)                   0.75%     N/A        3.34%          4.09%          0.25%           1.00%
Phoenix-MFS Value(3,6,7)                             0.75%     N/A        1.85%          2.60%          0.25%           1.00%
Phoenix-Northern Dow 30(3,6)                         0.35%     N/A        0.77%          1.12%          0.25%           0.60%
Phoenix-Northern Nasdaq-100 Index(R)(3,6)            0.35%     N/A        2.00%          2.35%          0.25%           0.60%
Phoenix-Oakhurst Growth & Income(3,6)                0.70%     N/A        0.23%          0.93%          0.23%           0.93%
Phoenix-Oakhurst Strategic Allocation(3,6)           0.58%     N/A        0.13%          0.71%          0.13%           0.71%
Phoenix-Sanford Bernstein Global Value(3)            0.90%     N/A        1.90%          2.80%          0.25%           1.15%
Phoenix-Sanford Bernstein Mid-Cap Value(3,6)         1.05%     N/A        0.49%          1.54%          0.25%           1.30%
Phoenix-Sanford Bernstein Small-Cap Value(3,6)       1.05%     N/A        1.28%          2.33%          0.25%           1.30%
Phoenix-Seneca Mid-Cap Growth(4,6)                   0.80%     N/A        0.30%          1.10%          0.30%           1.10%
Phoenix-Seneca Strategic Theme(4,6)                  0.75%     N/A        0.21%          0.96%          0.21%           0.96%
Phoenix-State Street Research Small-Cap Growth(1,8)  0.85%     N/A        0.70%          1.55%          0.15%           1.00%
------------------------------------------------------------------------------------------------------------------------------------

(1) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .15% of the series' average net assets.
(2) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .20% of the series' average net assets.
(3) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .25% of the series' average net assets.
(4) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .35% of the series' average net assets.
(5) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .40% of the series' average net assets.
(6) Total annual fund expenses (after reimbursement) exclude offsets for custodian fees. If the offsets were included, total annual fund expenses would not change significantly.
(7) This series has been in existence for less than 1 year. The series operating expense has been annualized based on actual operating expenses for the period ended June 30, 2002.
(8) This series has been in existence for less than 1 year. The series operating expense has been annualized based on estimated operating expenses for the current fiscal year.
(9) The series other operating expenses and total annual fund expenses after reimbursement have been restated to reflect the current maximum expenses noted in footnotes 1-5.

Note: Each or all of the expense caps noted above in footnotes 1-5 may be changed or eliminated at any time without notice.


------------------------------------------------------------------------------------------------------------------------------------
                                                                       Other           Total            Other            Total
                                                Investment  Rule     Operating       Annual Fund      Operating        Annual Fund
                                                Management  12b-1  Expenses Before Expenses Before  Expenses After   Expenses After
              Series                               Fee      Fees    Reimbursement   Reimbursement    Reimbursement    Reimbursement
------------------------------------------------------------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
- ----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                 0.61%       N/A         0.24%           0.85%          0.24%          0.85%
AIM V.I. Premier Equity Fund                       0.60%       N/A         0.25%           0.85%          0.25%          0.85%
------------------------------------------------------------------------------------------------------------------------------------

THE ALGER AMERICAN FUND
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio          0.85%       N/A         0.07%           0.92%          0.07%          0.92%
------------------------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II   0.60%       N/A         0.14%           0.74%          0.14%          0.74%
Federated High Income Bond Fund II                 0.60%       N/A         0.16%           0.76%          0.16%          0.76%
------------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (6)                    0.58%      0.10%        0.10%           0.78%          0.10%          0.78%
VIP Growth Opportunities Portfolio (6)             0.58%      0.10%        0.11%           0.79%          0.11%          0.79%
VIP Growth Portfolio (6)                           0.58%      0.10%        0.10%           0.78%          0.10%          0.78%
------------------------------------------------------------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                      0.60%      0.25%        0.19%           1.04%          0.19%          1.04%
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund (8)              0.69%      0.25%        0.22%           1.16%          0.22%          1.15%
Templeton Global Asset Allocation Fund
Templeton Growth Securities Fund (10)              0.80%      0.25%        0.05%           1.10%          0.05%          1.10%
------------------------------------------------------------------------------------------------------------------------------------

SCUDDER VIT FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (9)          0.45%       N/A         0.36%           0.81%          0.20%          0.65%
Scudder VIT Equity 500 Index Fund (9)              0.20%       N/A         0.11%           0.31%          0.10%          0.30%
------------------------------------------------------------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio (7)                           0.80%       N/A         0.51%           1.31%          0.35%          1.15%
------------------------------------------------------------------------------------------------------------------------------------

WANGER ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty (2)                           1.00%       N/A         0.45%           1.45%          0.45%          1.45%
Wanger International Small Cap (3)                 1.20%       N/A         0.23%           1.43%          0.23%          1.43%
Wanger Twenty (1)                                  0.95%       N/A         0.38%           1.33%          0.38%          1.33%
Wanger U.S. Smaller Companies (4)                  0.95%       N/A         0.04%           0.99%          0.04%          0.99%
------------------------------------------------------------------------------------------------------------------------------------

(1) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .40% of the series' average net assets.
(2) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .45% of the series' average net assets.
(3) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .60% of the series' average net assets.

(4) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed 1.00% of the series' average net assets.
(5) The fund's Rule 12b-1 Plan, if applicable, is described in the fund's prospectus.
(6) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(7) The advisor has voluntarily agreed to reduce the investment management fee if the total operating expenses should exceed 1.15%.
(8) The advisor had agreed make an estimated reduction of 0.01% of its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the fund's Board of Trustees and an order of the SEC. For the year ended December 31, 2001, the investment management fee was reduced to 0.68%.
(9) The advisor has voluntarily agreed to waive a portion of its management fee and reimburse certain expenses. These waivers and reimbursements may be discontinued at any time.
(10) The fund administration fee is paid indirectly through the management fee.

INVESTMENT TYPE

------------------------------------------------------------------------------------------------------------------------------------
                                                   Bond   Domestic   Domestic   Domestic    Growth            International  Money
                   Series                                  Blend      Growth      Value    & Income   Index      Growth      Market
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                                                    |X|
Phoenix-AIM Mid-Cap Equity                                   |X|
Phoenix-Alliance/Bernstein Enhanced Index                                                              |X|
Phoenix-Alliance/Bernstein Growth + Value                               |X|        |X|
Phoenix-Duff & Phelps Real Estate Securities                                                 |X|
Phoenix-Engemann Capital Growth                                         |X|
Phoenix-Engemann Small & Mid-Cap Growth                                 |X|
Phoenix-Goodwin Money Market                                                                                                 |X|
Phoenix-Goodwin Multi-Sector Fixed Income            |X|
Phoenix-Hollister Value Equity                                                     |X|
Phoenix-Janus Flexible Income                        |X|
Phoenix-Kayne Large-Cap Core                                 |X|
Phoenix-Kayne Small-Cap Quality Value                                              |X|
Phoenix-Lazard International Equity Select                                                                        |X|
Phoenix-Lazard Small-Cap Value                                                     |X|
Phoenix-Lazard U.S. Multi-Cap                                                      |X|
Phoenix-Lord Abbett Bond-Debenture                   |X|
Phoenix-Lord Abbett Large-Cap Value                                                |X|
Phoenix-Lord Abbett Mid-Cap Value                                                  |X|
Phoenix-MFS Investors Growth Stock                                      |X|
Phoenix-MFS Investors Trust                                                                  |X|
Phoenix-MFS Value                                                                  |X|
Phoenix-Northern Dow 30                                                                                |X|
Phoenix-Northern Nasdaq-100 Index(R)                                                                   |X|
Phoenix-Oakhurst Growth & Income                                                             |X|
Phoenix-Oakhurst Strategic Allocation                                                        |X|
Phoenix-Sanford Bernstein Global Value                                                                            |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                            |X|
Phoenix-Sanford Bernstein Small-Cap Value                                          |X|
Phoenix-Seneca Mid-Cap Growth                                           |X|
Phoenix-Seneca Strategic Theme                                          |X|
Phoenix-State Street Research Small-Cap Growth                          |X|
AIM V.I. Capital Appreciation Fund                                      |X|
AIM V.I. Premier Equity Fund                                 |X|
Alger American Leveraged AllCap Portfolio                               |X|
Federated Fund for U.S. Government Securities II     |X|
Federated High Income Bond Fund II                   |X|
VIP Contrafund(R) Portfolio                                             |X|
VIP Growth Opportunities Portfolio                                      |X|
VIP Growth Portfolio                                                    |X|
Mutual Shares Securities Fund                                                                |X|
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund                                                                                 |X|
Templeton Global Asset Allocation Fund
Templeton Growth Securities Fund                                                                                  |X|
Scudder VIT EAFE(R) Equity Index Fund                                                                  |X|
Scudder VIT Equity 500 Index Fund                                                                      |X|
Technology Portfolio                                                    |X|
Wanger Foreign Forty                                                                                              |X|
Wanger International Small Cap                                                                                    |X|
Wanger Twenty                                                           |X|
Wanger U.S. Smaller Companies                                           |X|

------------------------------------------------------------------------------------------------------------------------------------

ADVISORS

-----------------------------------------------------------------------------------------------------------------------------------
                                                  Phoenix          Phoenix      Duff & Phelps
                                                 Investment        Variable      Investment         AIM             Fred Alger
                 Series                         Counsel, Inc.   Advisors, Inc.  Management Co.  Advisors, Inc.   Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                      |X|
Phoenix-AIM Mid-Cap Equity                                          |X|
Phoenix-Alliance/Bernstein Enhanced Index                           |X|
Phoenix-Alliance/Bernstein Growth + Value                           |X|
Phoenix-Duff & Phelps Real Estate Securities                                       |X|
Phoenix-Engemann Capital Growth                     |X|
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market                        |X|
Phoenix-Goodwin Multi-Sector Fixed Income           |X|
Phoenix-Hollister Value Equity                      |X|
Phoenix-Janus Flexible Income                                       |X|
Phoenix-Kayne Large-Cap Core                        |X|
Phoenix-Kayne Small-Cap Quality Value               |X|
Phoenix-Lazard International Equity Select                          |X|
Phoenix-Lazard Small-Cap Value                                      |X|
Phoenix-Lazard U.S. Multi-Cap                                       |X|
Phoenix-Lord Abbett Bond-Debenture                                  |X|
Phoenix-Lord Abbett Large-Cap Value                                 |X|
Phoenix-Lord Abbett Mid-Cap Value                                   |X|
Phoenix-MFS Investors Growth Stock                                  |X|
Phoenix-MFS Investors Trust                                         |X|
Phoenix-MFS Value                                                   |X|
Phoenix-Northern Dow 30                                             |X|
Phoenix-Northern Nasdaq-100 Index(R)                                |X|
Phoenix-Oakhurst Growth & Income                    |X|
Phoenix-Oakhurst Strategic Allocation               |X|
Phoenix-Sanford Bernstein Global Value                              |X|
Phoenix-Sanford Bernstein Mid-Cap Value                             |X|
Phoenix-Sanford Bernstein Small-Cap Value                           |X|
Phoenix-Seneca Mid-Cap Growth                       |X|
Phoenix-Seneca Strategic Theme                      |X|
Phoenix-State Street Research Small-Cap Growth                      |X|
AIM V.I. Capital Appreciation Fund                                                                  |X|
AIM V.I. Premier Equity Fund                                                                        |X|
Alger American Leveraged AllCap Portfolio                                                                               |X|
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
VIP Contrafund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Global Asset Allocation Fund
Templeton Growth Securities Fund
Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Federated        Fidelity
                                                    Deutsche         Investment      Management       Franklin       Morgan Stanley
                                                     Asset           Management     and Research       Mutual         Investment
                 Series                         Management, Inc.      Company         Company       Advisors, LLC    Management Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth & Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund
Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government Securities II                        |X|
Federated High Income Bond Fund II                                      |X|
VIP Contrafund(R) Portfolio                                                             |X|
VIP Growth Opportunities Portfolio                                                      |X|
VIP Growth Portfolio                                                                    |X|
Mutual Shares Securities Fund                                                                           |X|
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Global Asset Allocation Fund
Templeton Growth Securities Fund
Scudder VIT EAFE(R) Equity Index Fund                [X]
Scudder VIT Equity 500 Index Fund                    [X]
Technology Portfolio                                                                                                     [X]
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                               Templeton
                                                    Templeton Asset      Templeton Global      Investment          Wanger Asset
                 Series                             Management, Ltd.     Advisors Limited     Counsel, Inc.      Management, L.P.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced
Index Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth & Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund
Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
VIP Contrafund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund                                                                 [X]
Templeton Global Asset Allocation Fund
Templeton Growth Securities Fund                                              [X]
Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio
Wanger Foreign Forty                                                                                                  [X]
Wanger International Small Cap                                                                                        [X]
Wanger Twenty                                                                                                         [X]
Wanger U.S. Smaller Companies                                                                                         [X]

-----------------------------------------------------------------------------------------------------------------------------------

SUBADVISORS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Kayne
                                                                                                        Anderson
                                                 Aberdeen         AIM         Alliance      Janus       Rudnick
                                                   Fund         Capital       Capital      Capital     Investment      Lazard
                                                 Managers,    Management,   Management,   Management   Management,      Asset
                 Series                            Inc.           Inc.          L.P.         LLC          LLC        management
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                     |X|
Phoenix-AIM Mid-Cap Equity                                        |X|
Phoenix-Alliance/Bernstein Enhanced Index                                       |X|
Phoenix-Alliance/Bernstein Growth + Value                                       |X|
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Janus Flexible Income                                                                |X|
Phoenix-Kayne Large-Cap Core                                                                              |X|
Phoenix-Kayne Small-Cap Quality Value                                                                     |X|
Phoenix-Lazard International Equity Select                                                                              |X|
Phoenix-Lazard Small-Cap Value                                                                                          |X|
Phoenix-Lazard U.S. Multi-Cap                                                                                           |X|
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Sanford Bernstein Global Value                                          |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                         |X|
Phoenix-Sanford Bernstein Small-Cap Value                                       |X|
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------

                                                                                      Morgan
                                                                                      Stanley            Northern          Phoenix
                                                    Lord,              MFS          Investment            Trust           Investment
                                                 Abbett & CO.,     Investment       Management         Investments,       Counsel,
                 Series                              LLC           Management          Inc.               Inc.              Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture                   |X|
Phoenix-Lord Abbett Large-Cap Value                  |X|
Phoenix-Lord Abbett Mid-Cap Value                    |X|
Phoenix-MFS Investors Growth Stock                                    |X|
Phoenix-MFS Investors Trust                                           |X|
Phoenix-MFS Value                                                     |X|
Phoenix-Northern Dow 30                                                                                   |X|
Phoenix-Northern Nasdaq-100 Index(R)                                                                      |X|
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         State Street
                                                       Roger Engemann &          Seneca Capital           Research &
                 Series                                Associates, Inc.          Management, LLC       Management Company
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Engemann Capital Growth                             |X|
Phoenix-Engemann Small & Mid-Cap Growth                     |X|
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth                                                         |X|
Phoenix-Seneca Strategic Theme                                                        |X|
Phoenix-State Street Research Small-Cap Growth                                                                 |X|


-----------------------------------------------------------------------------------------------------------------------------------


Additional information about the Flex Edge (the "Policy") and the Phoenix Life Variable Universal Life Account (the "Account") is contained in the Policy's Statement of Additional Information ("SAI") dated May 1, 2003, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171.

Information about the Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at (202) 942-8090. Reports and other information about the Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.

Phoenix Life Insurance Company

www.phoenixwm.com

Investment Company Act File No. 811-4721

[logo] PHOENIX WEALTH MANAGEMENT(R)

(C)Phoenix Life Insurance Company


[logo] Printed on recycled paper. 2-03

                              FLEX EDGE SUCCESS(R)                   [VERSION B]
                                  JOINT EDGE
                     PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY


PROSPECTUS                                                     MAY 1, 2003


This prospectus describes a flexible premium variable universal life insurance policy. The policy provides lifetime insurance protection for as long as it remains in force. You may allocate premiums and policy value to the Guaranteed Interest Account and/or one or more of the subaccounts of the Phoenix Life Variable Universal Life Account. The subaccounts purchase, at net asset value, shares of the following funds:

THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix-Aberdeen International Series
[diamond] Phoenix-AIM Mid-Cap Equity Series
[diamond] Phoenix-Alliance/Bernstein Enhanced Index Series [diamond] Phoenix-Alliance/Bernstein Growth + Value Series [diamond] Phoenix-Duff & Phelps Real Estate Securities Series [diamond] Phoenix-Engemann Capital Growth Series
[diamond] Phoenix-Engemann Small & Mid-Cap Growth Series [diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series [diamond] Phoenix-Hollister Value Equity Series
[diamond] Phoenix-Janus Flexible Income Series
[diamond] Phoenix-Kayne Large-Cap Core Series
[diamond] Phoenix-Kayne Small-Cap Quality Value Series [diamond] Phoenix-Lazard International Equity Select Series [diamond] Phoenix-Lazard Small-Cap Value Series
[diamond] Phoenix-Lazard U.S. Multi-Cap Series
[diamond] Phoenix-Lord Abbett Bond-Debenture Series
[diamond] Phoenix-Lord Abbett Large-Cap Value Series
[diamond] Phoenix-Lord Abbett Mid-Cap Value Series
[diamond] Phoenix-MFS Investors Growth Stock Series
[diamond] Phoenix-MFS Investors Trust Series
[diamond] Phoenix-MFS Value Series
[diamond] Phoenix-Northern Dow 30 Series
[diamond] Phoenix-Northern Nasdaq-100 Index(R) Series
[diamond] Phoenix-Oakhurst Growth and Income Series
[diamond] Phoenix-Oakhurst Strategic Allocation Series [diamond] Phoenix-Sanford Bernstein Global Value Series [diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series [diamond] Phoenix-Sanford Bernstein Small-Cap Value Series [diamond] Phoenix-Seneca Mid-Cap Growth Series
[diamond] Phoenix-Seneca Strategic Theme Series
[diamond] Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - CLASS 1
--------------------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND
-----------------------
[diamond] Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond] VIP Contrafund(R) Portfolio
[diamond] VIP Growth Opportunities Portfolio
[diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - Class 2
--------------------------------------------------------------
[diamond] Mutual Shares Securities Fund
[diamond] Templeton Developing Markets Securities Fund (1)
[diamond] Templeton Foreign Securities Fund
[diamond] Templeton Global Asset Allocation Fund (1)
[diamond] Templeton Growth Securities Fund

SCUDDER VIT FUNDS
-----------------
[diamond] Scudder VIT EAFE(R) Equity Index Fund
[diamond] Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS 1
-------------------------------------------------
[diamond] Technology Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger Foreign Forty
[diamond] Wanger International Small Cap
[diamond] Wanger Twenty
[diamond] Wanger U.S. Smaller Companies

(1) Not available for new investors

---------------------------------------------------------------------------------------------------------------------
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:      [envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                                  PO Box 8027
                                                                  Boston, MA 02266-8027
                                                      [telephone] VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
                                                                  800/541-0171

It may not be in your best interest to purchase a policy to replace an existing life insurance policy or annuity contract. You must understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any income taxes.

The policy is neither a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured or endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.

The Securities and Exchange Commission ("SEC") has neither approved nor disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus provides important information that you should know before investing.

Read and keep this prospectus for future reference.

                                TABLE OF CONTENTS

Heading                                                    Page
---------------------------------------------------------------
RISK/BENEFIT SUMMARY ....................................
  Policy Benefits .......................................
  Policy Risks ..........................................
FEE TABLES
  Transaction Fees ......................................
  Periodic Charges Other than Fund Operation Expenses....
  Minimum and Maximum Fund Operation Expenses............
PHOENIX LIFE INSURANCE COMPANY ..........................
THE PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
   (THE "ACCOUNT") ......................................
  Performance History ...................................
VOTING RIGHTS ...........................................
The Guaranteed Interest Account .........................
CHARGES AND DEDUCTIONS...................................
  General ...............................................
  Charges Deducted from Premium Payments ................
  Periodic Charges ......................................
  Mortality and Expense Risk Charge .....................
  Conditional Charges ...................................
  Transfer Charge .......................................
  Other Tax Charges .....................................
  Fund Charges ..........................................
THE POLICY ..............................................
  Contract Rights: Owner, Insured, Beneficiary ..........
  Contract Limitations...................................
  Purchasing a Policy....................................
GENERAL .................................................
  Postponement of Payments ..............................
  Optional Insurance Benefits ...........................
  Death Benefit .........................................
PAYMENT OF PROCEEDS .....................................
  Surrender and Death Benefit Proceeds ..................
  Payment Options .......................................
  Surrenders.............................................
  Transfer of Policy Value...............................
  Policy Loans...........................................
  Lapse..................................................
FEDERAL INCOME TAX CONSIDERATIONS .......................
  Modified Endowment Contracts ..........................
FINANCIAL STATEMENTS.....................................
APPENDIX A INVESTMENT OPTIONS............................A-1




RISK/BENEFIT SUMMARY
--------------------------------------------------------------------------------
This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy.

POLICY BENEFITS

DEATH BENEFITS
The policy is first and foremost, a life insurance policy. The policy can be purchased on one life (single life policies) or on 2 lives up to 5 lives (multiple life policies). While the policy remains in force we will pay a death benefit to your named beneficiary upon the death of the person insured under the policy. When more than one life is insured, we pay the death benefit when the first of the insureds dies.

You will choose a death benefit when you apply for a policy:

[diamond] Death Benefit Option 1 is equal to the greater of the policy's face amount, or the minimum death benefit

[diamond] Death Benefit Option 2 equals the greater of the face amount plus the policy value, or the minimum death benefit

You may change your Death Benefit Option at any time. Death Benefit Option 1 applies if you do not choose an option. Generally, the minimum face amount is $250,000.

The minimum death benefit is equal to the policy value increased by a percentage taken from a table in the policy based on the policy year and the insured person's age.

Also available, is the Guaranteed Death Benefit Rider, an additional insurance option that you may purchase by paying specified premiums.

LOANS AND SURRENDERS

Generally, you may take loans against 90% of the policy's cash surrender value subject to certain conditions.

You may partially surrender any part of the policy anytime. A partial surrender fee will apply and a separate surrender charge may also be imposed.

You may fully surrender this policy anytime for its cash surrender value. A surrender charge may be imposed.

TEMPORARY INSURANCE COVERAGE
We will issue you a Temporary Insurance Receipt when you submit the complete, signed application and issue premium. This will provide you with immediate insurance protection under the terms set forth in the policy and in the Receipt.

FLEXIBLE PREMIUMS
The only premiums you must pay are the issue premium and any payments that may be required to prevent policy lapse.


OPTIONAL INSURANCE BENEFITS
The following benefits may be available to you by rider:

[diamond] Single Life Policies
   [bullet] Disability Waiver of Specified Premium
   [bullet] Accidental Death Benefit
   [bullet] Death Benefit Protection
   [bullet] Whole Life Exchange Option (not available after January 27, 2003) [bullet] Purchase Protection Plan
   [bullet] Living Benefits Option
   [bullet] Cash Value Accumulation
   [bullet] Child Term
   [bullet] Family Term
   [bullet] Business Term

[diamond] Multiple Life Policies
   [bullet] Disability Benefit
   [bullet] Survivor Purchase Option
   [bullet] Term Insurance
   [bullet] Policy Exchange Option

Availability of these riders depends upon state approval and may involve extra cost.

YOUR RIGHT TO CANCEL THE POLICY

You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within 10 days after you receive it, or within 45 days of signing the application. Your state may require a longer period.

POLICY RISKS

VARIATIONS
The policy is subject to laws and regulations in every state where the policy is sold and the terms of the policy may vary from state to state.

SUITABILITY RISK
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. Surrender charges apply during the first ten years; therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of the policy value during the first several policy years.

TAX EFFECTS
Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE
Your policy will remain in force as long as the cash surrender value is enough to pay the monthly charges incurred under the policy. If the cash surrender value is no longer enough to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK
A comprehensive discussion of the risks of each fund purchased by a subaccount of the Phoenix Life Variable Universal Life Account may be found in the funds' prospectuses. Each series is subject to market fluctuations and the risks inherent with ownership of securities. There is no assurance that any series will achieve its stated investment objective.

THE FOLLOWING TABLES DESCRIBE THE FEES, AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

                                TRANSACTION FEES

-------------------------------- ---------------------------- ----------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PREMIUM TAX CHARGE               Upon Payment                 2.25% of each premium paid on a single life policy
                                                                         Varies by state on multiple life policies
-------------------------------- ---------------------------- ----------------------------------------------------------------------
FEDERAL TAX CHARGE               Upon Payment                 1.5% of each premium paid on single life policies
                                                              None
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ISSUE EXPENSE CHARGE             Monthly during the first     $1.50 per $1,000 of face amount, up to a maximum of $600 for single
                                 12 policy months following         life policies.
                                 policy issue, or face
                                 amount increase. Any unpaid  $150 for multiple life policies balance will be deducted
                                 upon lapse or termination.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
SURRENDER CHARGE                 Upon Full Surrender.         SINGLE LIFE POLICIES
                                 Charge does not apply to a   --------------------
                                 policy lapse.                Policy Years 1-10: (Since the policy was issued or the face amount was increased), the maximum surrender charge you could pay is:

                                                              >   28.5% of premiums paid; plus

                                                              >   $5 per $1000 of face amount.

                                                              Policy Year 11+ (Since the policy was issued or the face amount was increased):

                                                              >   No surrender charge applies

                                                              MULTIPLE LIFE POLICIES
                                                              ----------------------

                                                              The maximum we charge is 30% of premiums paid up to, but never more than the policy value.

                                                              Note: These surrender charges are maximum applicable charges. You can find more detailed information about the surrender charge in the "Charges and Deductions" section. The actual charge you would pay could be lower.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PARTIAL SURRENDER CHARGE         Upon partial surrender or    For a partial surrender:
                                 a decrease in the policy     -----------------------
                                 face amount.                 The charge that would apply upon a full surrender multiplied by the partial surrender amount divided by the result of subtracting the full surrender charge from the policy value.

                                                              For a decrease in face amount:
                                                              ------------------------------
                                                              The charge that would apply upon a full surrender multiplied by the decrease in face amount divided by the face amount prior to the decrease.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PARTIAL SURRENDER FEE            Upon Partial Surrender       2.0% of the amount withdrawn, up to a maximum of $25.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
TRANSFER CHARGE                  Upon Transfer                At present, we do not charge for transfers between investment options, but we reserve the right to charge up to $10 per transfer after the first two transfers in any given policy year.
-------------------------------- ---------------------------- ---------------------------------------------------------------------
OTHER TAX CHARGES                When we become liable        We do not charge for taxes at this time, however we reserve the
                                 for taxes.                   right to impose a charge should we become liable for taxes in the future.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LOAN INTEREST RATE CHARGED       Upon Loan                    The loan interest rates in effect are as follows:
                                                                        [diamond] Single Life Policies
                                                              >  Policy Year 1-10 (or insured's age 65 if earlier):          4%

                                                              >  Policy Year 11-15:                                          3%

                                                              >  Policy Year 16+:                                        2 1/2%

                                                              [diamond] Single Life Policies - New York and New Jersey
                                                              >  Policy Year 1-10 (or insured's age 65 if earlier):          6%

                                                              >  Policy Year 11-15:                                          5%

                                                              >  Policy Year 16+:                                        4 1/2%

                                                              [diamond] Multiple Life Policies
                                                              > Policy Year 1-10                                             8%
                                                              > Policy Year 11+                                              7%
-------------------------------- ---------------------------- ----------------------------------------------------------------------
THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY
DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

-------------------------------- ---------------------------- ----------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------

COST OF INSURANCE(1):            On policy date and monthly
                                 on policy processing day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Minimum and Maximum Charge                                We charge a minimum of $0.06 per $1,000 of face amount to a maximum of $83.33 per $1,000 of face amount per month for single life policies.

                                                              We currently charge $0.14 to $41.19 per $1,000 of face amount per month for two lives for multiple life policies.

                                                              The maximum we will ever charge for any policy is $83.33 per $1,000 of face amount per month.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Example for a male age 45,                                We would charge $0.28 per $1,000 of face amount per month. We will
    in the nonsmoker premium                                  increase this charge as he ages.
    class
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Example for five 35 year                                  We would charge $0.98 per $1,000 of face amount per month
    old males all in the
    nonsmoker premium class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ADMINISTRATIVE CHARGE            Monthly                      We currently charge $5 per month, and reserve the right to charge up to $10 per month in the future.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
MORTALITY AND EXPENSE RISK       Daily                        0.80% of average daily net assets on an annual basis
CHARGE(2)

                                                              0.25% of average daily net assets on an annual basis in policy years 16+ for single life policies
------------------------------------------------------------------------------------------------------------------------------------
                                    OPTIONAL INSURANCE BENEFITS - SINGLE LIFE POLICIES
------------------------------------------------------------------------------------------------------------------------------------
DISABILITY WAIVER OF SPECIFIED   On Rider Policy Date, and
PREMIUM RIDER                    monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Minimum and Maximum Charge                                We charge from $0.22 to $0.82 per $100 of premium amount waived per month.
-------------------------------- ---------------------------- ----------------------------------------------------------------------

    Example for a male age 45,                                We would charge $0.33 per $100 of premium amount waived per month.
    in the nonsmoker premium
    class
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ACCIDENTAL DEATH BENEFIT RIDER  On Rider Policy Date, and
                                monthly on each Monthly
                                Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Minimum and Maximum Charge                                We charge from $0.07 to $0.26 per $1,000 of rider face amount per month.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Example for a male age 45,                                We would charge $0.79 per $1,000 of rider face amount per month.
    in the nonsmoker premium
    class
-------------------------------- ---------------------------- ----------------------------------------------------------------------
DEATH BENEFIT PROTECTION RIDER   On Rider Policy Date, and    We charge $0.01 per $1,000 of face amount per month.
                                 monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PURCHASE PROTECTION PLAN RIDER   On Rider Policy Date, and
                                 monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Minimum and Maximum Charge                                We charge from $0.05 to $0.17 per unit purchased per month.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Example for a male age 45,                                We would charge $0.16 per unit purchased per month.
    in the nonsmoker premium
    class
-------------------------------- ---------------------------- ----------------------------------------------------------------------
CHILD TERM RIDER                 On Rider Policy Date, and
                                 monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------

    Minimum and Maximum Charge                                We charge from $0.06 to $0.14 per $1,000 of rider face amount per month.
-------------------------------- ---------------------------- ----------------------------------------------------------------------

-------------------------------- ---------------------------- ----------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------

    Example for a male child                                   We would charge $0.11 per $1,000 of rider face amount per month
    age 15                                                     for the first policy year which will generally increase as the insured child ages.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
FAMILY TERM RIDER                On Rider Policy Date, and
                                 monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Minimum and Maximum Charge                                We charge from $0.08 to $8.11 per $1,000 of rider face amount per month.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Example for a male age 45,                                We would charge $0.23 per $1,000 of rider face amount per month for
    in the nonsmoker premium                                  the first policy year which will increase as the insured person ages.
    class
-------------------------------- ---------------------------- ----------------------------------------------------------------------
BUSINESS TERM RIDER              On Rider Policy Date, and
                                 monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Minimum and Maximum Charge                                We charge from $0.07 to $30.73 per $1,000 of rider face amount per month.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Example for a male age 45,                                We would charge $0.19 per $1,000 of rider face amount per month for
    in the nonsmoker premium                                  the first policy year which will increase as the insured person ages.
    class
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LIVING BENEFITS RIDER            We do not charge for this    No charge. We describe this rider later under "Additional Rider
                                 rider.                       Benefits."
-------------------------------- ---------------------------- ----------------------------------------------------------------------
CASH VALUE ACCUMULATION RIDER    We do not charge for this    No charge. We describe this rider later under "Additional Rider
                                 rider, but you must elect    Benefits."
                                 this rider before we issue
                                 your policy.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
WHOLE LIFE EXCHANGE RIDER (3)    We do not charge for this    No charge. We describe this rider later under "Additional Rider
                                 Rider.                       Benefits."
------------------------------------------------------------------------------------------------------------------------------------
                                    OPTIONAL INSURANCE BENEFITS - MULTIPLE LIFE POLICIES
------------------------------------------------------------------------------------------------------------------------------------

-------------------------------- ---------------------------- ----------------------------------------------------------------------
SURVIVOR PURCHASE OPTION RIDER   On the Policy Date, and
                                 monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Minimum and Maximum Charges                                 We currently charge from $0.02 per $1,000 of face amount to $0.87 per $1,000 of face amount.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Example for two 35 year old                                 We would charge $0.04 per $1,000 of face amount per month.
  male nonsmokers
-------------------------------- ---------------------------- ----------------------------------------------------------------------
DISABILITY BENEFIT AND WAIVER    On the Policy Date, and      There is a level monthly charge for this rider. The charge varies by
RIDER                            monthly on each Monthly      the issue age, risk classification, waiver specified amount, face
                                 Calculation Day              amount and specified monthly benefit amount.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
TERM INSURANCE RIDER             On Rider policy Date, and
                                 monthly on each Monthly
                                 Calculation Day
-------------------------------- ----------------------------- ---------------------------------------------------------------------
   Minimum and Maximum Charge                                 We charge from $0.0001 to $83.33 per $1,000 of rider face amount
                                                              Per month.
-------------------------------- ----------------------------- ---------------------------------------------------------------------
   Example for a male age 35,                                 We would charge $0.20 per $1,000 of rider face amount per month
   in the nonsmoker premium                                   for the first policy year which will increase as the insured
   Class                                                      person ages.
-------------------------------- ----------------------------- ---------------------------------------------------------------------
POLICY EXCHANGE OPTION RIDER     Our Rider policy date.       $100.00

(1) Cost of insurance charges vary with age, gender, risk class, policy year, net amount at risk, and policy face amount. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed cost of insurance applicable to your policy, and more detailed information concerning your cost of insurance is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the insured's age and premium class, the death benefit option, face amount, planned periodic premiums, and riders requested.
(2) We do not deduct this charge from amounts allocated to the Guaranteed Interest Account.
(3) This rider is no longer available.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                         Minimum        Maximum


Total Annual Fund Operating Expenses(1)                   0.31%    -     4.09%
(expenses that are deducted from a fund's assets, including management fees, distribution and/or
12 b-1 fees, and other expenses)

(1) We have provided the total and net fund operating expenses for each available investment portfolio in Appendix A.

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly-owned subsidiary of The Phoenix Companies, Inc., a newly-formed, publicly-traded Delaware corporation. Our executive office is at One American Row, Hartford, Connecticut, 06102-5056 and our main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

THE PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT (THE "ACCOUNT")
--------------------------------------------------------------------------------

Phoenix Life Insurance Company established the Account as a separate account under New York insurance law on June 17, 1985. The Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management, investment practices or policies of the Account or of Phoenix.

All income, gains or losses of the Account are credited to or charged against amounts placed in the Account without regard to the other income, gains and losses of Phoenix. The assets of the Account may not be charged with liabilities arising out of any other business we conduct. Phoenix is responsible for all obligations under the policies.

The Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every business day that the New York Stock Exchange is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page 1 of this prospectus. Each portfolio's investment type is given in Appendix A.

Phoenix does not guarantee the investment performance of the Account or any of its subaccounts. The policy value allocated to the Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Account.

We reserve the right to add, remove, modify, or substitute portfolios in which the Account invests.

PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.

VOTING RIGHTS
--------------------------------------------------------------------------------

We legally own all fund shares held by the subaccounts; however we vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1) the election of the fund's Trustees;

2) the ratification of the independent accountants for the fund;

3) approval or amendment of investment advisory agreements;

4) a change in fundamental policies or restrictions of the series; and

5) any other matters requiring a shareholder vote.

You may obtain an available fund's prospectus by contacting VULA at the address and telephone number given on page 1.

THE GUARANTEED INTEREST ACCOUNT
In addition to the Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

We reserve the right to limit total deposits and transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Account at any time. In general, you may make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greatest of $1,000 or 25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. You may transfer the total value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] First Year:  25% of the total value
[diamond] Second Year: 33% of remaining value
[diamond] Third Year:  50% of remaining value
[diamond] Fourth Year: 100% of remaining value

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the Securities and Exchange Commission has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL
Charges are deducted in connection with the policy to compensate us for:

[diamond] our expenses in selling the policy;

[diamond] underwriting and issuing the policy;

[diamond] premium and federal taxes incurred on premiums received;

[diamond] providing the insurance benefits set forth in the policy; and

[diamond] assuming certain risks in connection with the policy.

The nature and amount of these charges are more fully described in sections below.

When we issue policies under group or sponsored arrangements, we may reduce or eliminate the:

[diamond] issue expense charge; and/or

[diamond] surrender charge.

Sales to a group or through sponsored arrangement often result in lower per policy costs and often involve a greater stability of premiums paid into the policies. Under such circumstances, Phoenix tries to pass these savings onto the purchasers. The amount of reduction will be determined on a case-by-case basis and will reflect the cost reduction we expect as a result of these group or sponsored sales.

Certain charges are deducted only once, others are deducted periodically, while certain others are deducted only if certain events occur.

CHARGES DEDUCTED FROM PREMIUM PAYMENTS
PREMIUM TAX CHARGE. Various states (and counties and cities) impose a tax on premiums received by insurance companies. Premium taxes vary from state to state. Currently, these taxes range from 0.62% to 4% of premiums paid. Moreover, certain municipalities in Louisiana, Kentucky, Alabama and South Carolina also impose taxes on premiums paid, in addition to the state taxes imposed. The premium tax charge represents an amount we consider necessary to pay all premium taxes imposed by these taxing authorities, and we do not expect to derive a profit from this charge. Single life policies will be assessed a tax charge equal to 2.25% of the premiums paid. Multiple life policies will be assessed the actual premium tax incurred. These charges are deducted from each premium payment.

FEDERAL TAX CHARGE. A charge equal to 1.50% of each premium will be deducted from each premium payment on a single life policy to cover the estimated cost to us of the federal income tax treatment of deferred acquisition costs. There is no Federal Tax charge on multiple life policies.

PERIODIC CHARGES

MONTHLY CHARGES
We make monthly deductions on each monthly calculation day. The amount we deduct is allocated among subaccounts and the nonloaned portion of the Guaranteed Interest Account based on your specified allocation schedule.

You will select this schedule in your application, and you can change it later. If the amount allocated to a subaccount or the nonloaned portion of the Guaranteed Interest Account is less than the amount to be deducted, we will proportionally increase the deduction from the other subaccounts or Guaranteed Interest Account.

ISSUE EXPENSE CHARGE. This charge helps us pay the underwriting and start-up expenses we incur when we issue a policy. For single life policies we charge $1.50 per $1,000 of initial face amount to a maximum of $600. For multiple life policies we charge $150.

You will incur a new issue expense charge if you increase your policy's face amount. We will assess the new charge only on the amount of the increase.

We deduct this charge in twelve equal installments for the year following policy issue or a face amount increase. Any unpaid balance of the issue expense charge will be paid to Phoenix upon policy lapse or termination.

ADMINISTRATIVE CHARGE. We currently charge $5 to cover the cost of daily administration, monthly processing, updating daily values and for annual/quarterly statements. We guarantee this charge will never exceed $10 per month.

COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the amount at risk. The amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the insured person's gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans. We base the current monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners' Standard Ordinary Mortality Table, adjusted for risk classifications. We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age and risk class whose policies have been in force for the same length of time.

We currently insure each life as either a standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. A life in the standard risk classes will have a lower cost of insurance for an otherwise identical policy, than a life in a higher mortality risk class. A nonsmoker will generally incur a lower cost of insurance than a similarly situated smoker.

COST OF OPTIONAL INSURANCE BENEFITS: Certain policy riders require the payment of additional premiums to pay for the benefit provided by the rider. These options are available if approved in your state.

Certain riders are available at no charge:

[diamond] Living Benefits Rider (for single life policies). This rider allows, in the event of terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit, to a maximum of $250,000, with the proviso that a minimum of $10,000 face amount remain on the policy thereafter.

[diamond] Cash Value Accumulation Rider(for single life policies) You must elect this rider before we issue your policy. The rider generally allows you to pay more premium than would otherwise be permitted.

[diamond] Whole Life Exchange Option Rider (for single life policies). This rider permits you to exchange Policy for a fixed benefit whole life policy at the later of age 65 Policy year 15. This rider is no longer available.

[diamond] Policy Exchange Option Rider (for multiple life policies). This rider provides for the exchange of the multiple life policy for single life policies.

We charge for providing benefits under the following riders:

[diamond] Disability Waiver of Specified Premium Rider (for single life policies) charges will depend on the age and gender of the person we insure, and the amount of premium waived. We also offer this rider with substandard ratings of 150% and 200%. We insure people from age 5 through 60 under this rider and terminate the rider when the insured person reaches age 65.

[diamond] Accidental Death Benefit Rider (for single life policies) charges vary based on age, sex, and amount of additional death benefit.

[diamond] Purchase Protection Plan Rider (for single life policies) charges vary based on age. The maximum number of PPP units allowed varies with issue age and cannot be more than twice the initial base face amount in thousands. This rider is available to those we insure up to age 37.

[diamond] Child Term Rider charges (for single life policies) depend on the child's age and gender, and the Rider's face amount. This rider is available for children up to age 17, and will terminate when the child reaches age 25.

[diamond] Family Term Rider (for single life policies) charges vary based on the age(s), gender(s), smoker classification(s) of the family members and with the Rider' face amount. This rider is available for family members of the person insured under the policy who are between the ages of 18 and 60, and will terminate when the family member reaches age 70.

[diamond] Business Term Rider (for single life policies) charges vary based on age(s), gender(s), smoker classification(s), and table rating(s), and the Rider's face amount.

[diamond] Death Benefit Protection Rider (for single life policies) charge is based upon the face amount.

[diamond] Disability Benefit Rider (for multiple life policies) charge is based
          On the age(s), gender(s), smoker classification(s), specified amount
            And the number of insureds.

[diamond] Survivor Purchase Option Rider (for multiple life policies) charge is
          Based upon the face amount of the policy.

[diamond] Term Insurance Rider (for multiple life policies) based on the age(s), gender(s), smoker classifications of the persons insured's.

DAILY CHARGES
We deduct a percentage each business day from every subaccount. This deduction is reflected in each subaccount's daily value.

MORTALITY AND EXPENSE RISK CHARGE
We assume a mortality risk that, as a whole, the lives we insure may be shorter than we expected. We would then pay greater total death benefits than we had expected.

We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

We also assume other risks associated with issuing the policies, such as incurring greater than expected costs due to policy loans.

If our expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from thischarge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

We will deduct this charge only from your investments in the Separate Account. We do not make any deduction for this chrge from policy value allocated to the Guaranteed Interest Account.

Mortality and Expense Risk Charge:

Single Life Policies:
[diamond] Policy years 1 through 15 - .80% annually;
[diamond] Policy years 16 and after - .25% annually.

Multiple Life Policies:
[diamond] For all policy years - .80% annually.

LOAN INTEREST CHARGED
We charge your policy for outstanding loans at the rates illustrated in the tables below. As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account. The difference is to compensate us for costs associated with administering the loans. These rates apply until the person insured reaches age 65.

[diamond] Single Life Policies:
 > Policy years 1-10 (or insured's age 65 if earlier):                 4%
 > Policy years 11-15:                                                 3%
 > Policy years 16 and thereafter:                                  2 1/2%

[diamond} Single Life policies - New York and New Jersey only
 > Policy years 1-10 (for insured's age 65 if earlier):                6%
 > Policy years 11-15:                                                 5%
 > Policy years 16 and thereafter:                                 4 1/2%

[diamond} Multiple Life Policies
 > Policy years 1-1-:                                                  8%
 > Policy years 11 and thereafter:                                     7%

CONDITIONAL CHARGES
These are other charges that are imposed only if certain events occur.

[diamond] Surrender Charge. During the first 10 policy years, there is a difference between the amount of policy value and the amount of cash surrender value of the policy. This difference is the surrender charge, which is a contingent deferred sales charge. The surrender charge is designed to recover the expense of distributing policies that are terminated before distribution expenses have been recouped from revenue generated by these policies. These are contingent charges because they are paid only if the policy is surrendered (or the face amount is reduced or the policy lapses) during this period. They are deferred charges because they are not deducted from premiums.

          During the first 10 policy years, the surrender charge described below will apply if you either surrender the policy for its cash surrender value or allow the policy to lapse. There is no Surrender charge after the 10th policy year. During the first 2 policy years on single life policies and during the first 10 policy policy years on multiple life policies, the maximum surrender charge that a policyowner could pay while he or she owns the policy is the amount shown in the policy's surrender charge schedule, or equal to Either A plus B (as shown below), whichever is less. After the First 2 policy years on single life policies, the maximum surrender charge that a policyowner could pay is based on the amount shown in the policy's surrender charge schedule.

           A. is equal to:
             1. 28.5% of all premiums paid (up to and including the amount stated in the policy's surrender charge schedule, which is calculated according to a formula contained in a SEC rule); plus

             2. 8.5% of all premiums paid in excess of this amount but not greater than twice this amount; plus

             3. 7.5% of all premiums paid in excess of twice this amount.


          B. is equal to $5 per $1,000 of initial face amount.

          The following is the surrender charge schedule:

                  SURRENDER CHARGE SCHEDULE

          POLICY        SURRENDER     POLICY       SURRENDER
           MONTH         CHARGE       MONTH          CHARGE
          ------       --------       ------       --------
             1-60      $1307.54        91           $933.20
             61         1295.46        92            921.13
             62         1283.39        93            909.05
             63         1271.31        94            896.97
             64         1259.24        95            884.90
             65         1247.16        96            872.82
             66         1235.08        97            836.39
             67         1223.01        98            799.95
             68         1210.93        99            763.52
             69         1198.86       100            727.09
             70         1186.78       101            690.65
             71         1174.71       102            654.22
             72         1162.63       103            617.78
             73         1150.56       104            581.35
             74         1138.48       105            544.91
             75         1126.41       106            508.48
             76         1114.33       107            472.05
             77         1102.26       108            435.61
             78         1090.18       109            399.18
             79         1078.10       110            362.74
             80         1066.03       111            326.31
             81         1053.95       112            289.97
             82         1041.88       113            253.44
             83         1029.80       114            217.01
             84         1017.73       115            180.57
             85         1005.65       116            144.14
             86          993.58       117            107.70
             87          981.50       118             71.27
             88          969.43       119             34.83
             89          957.35       120               .00
             90          945.28

[diamond] PARTIAL SURRENDER FEE. In the case of a partial surrender, an additional fee is imposed. This fee is equal to 2% of the amount withdrawn but not more than $25. It is intended to recover the actual costs of processing the partial surrender request and will be deducted from each subaccount and Guaranteed Interest Account in the same proportion as the withdrawal is allocated. If no allocation is made at the time of the request for the partial surrender, withdrawal allocation will be made in the same manner as are monthly deductions.

[diamond] PARTIAL SURRENDER CHARGE. If less than all of the policy is surrendered, the amount withdrawn is a "partial surrender." A charge as described below is deducted from the policy value upon a partial surrender of the policy. This is equal to the charge that would apply upon a full surrender multiplied by the partial surrender amount divided by the result of subtracting the full surrender charge from the policy value. We withdraw this amount from the subaccounts and the Guaranteed Interest Account in the same proportion as for the withdrawal.

          A partial surrender charge also is deducted from policy value upon a decrease in face amount. The charge is equal to the applicable surrender charge multiplied by a fraction equal to the decrease in face amount divided by the face amount of the policy prior to the decrease.

TRANSFER CHARGE
Currently we do not charge for transfers between subaccounts, however we reserve the right to charge up to $10 for each transfer in excess of two each calendar year.

OTHER TAX CHARGES
Currently no charge is made to the Account for federal income taxes that may be attributable to the Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Account.

FUND CHARGES
As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. We provide a table of these charges in Appendix A.

These fund charges and other expenses are described more fully in the accompanying fund prospectuses.

THE POLICY
--------------------------------------------------------------------------------

CONTRACT RIGHTS: OWNER, INSURED, BENEFICIARY

OWNER The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your", in this prospectus, we are referring to the owner.

INSURED The insured is the person on whose life the policy is issued. You name the insured in the application for the policy. We will not issue a policy for an insured that is more than 75 years old. Before issuing a policy, we will require evidence that the insured is, in fact, insurable. This will usually require a medical examination.

BENEFICIARY The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and secondary. These classes will set the order of payment. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to VULA. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the insured dies, unless you have given us different instructions, we will pay you the death benefit. If you are deceased, it will be paid to your estate.

CONTRACT LIMITATIONS

ASSIGNMENT The policy may be assigned. We will not be bound by the assignment until a written copy has been received and we will not be liable with respect to any payment made prior to receipt. We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES We base our rates on the insured person's gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

We will accept payment with your application and allocate the premium as described below. We may refuse to issue your policy within 5 business days, in which case we will provide a policy refund, as outlined below.

ELIGIBLE PURCHASERS Any person up to the age of 75 is eligible to be insured under a newly purchased policy after providing suitable evidence of insurability. You can purchase a policy to insure the life of another person provided that you have an insurable interest in that life and the prospective insured consents. A policy also can be purchased to cover from 2 to 5 lives under one policy, for any person up to age of 80. Under such a multiple life policy, the death benefit is paid upon the first death under the policy; the policy then terminates. Such a plicy could be purchased on the lives of spouses, family members, business partners or other related groups.

PREMIUM PAYMENTS The policies are flexible premium variable universal life insurance policies. It has a death benefit, cash surrender value and a loan privilege as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate your premium into one or more of several subaccounts of the Account or the Guaranteed Interest Account. Each subaccount of the Account, in turn, invests its assets exclusively in a portfolio of the funds. The policy value varies according to the investment performance of the series to which premiums have been allocated.

The minimum issue premium for a policy is generally 1/6 of the planned annual premium (an amount determined at the time of application) and is due on the policy date. The insured must be alive when the issue premium is paid. Thereafter, the amount and payment frequency of planned premiums are as shown on the schedule page of the policy. The issue premium payment should be delivered to your registered representative for forwarding to our Underwriting Department. Additional payments should be sent to VPMO.

A number of factors concerning the person you insure and the policy features you desire will affect our required issue premium. The person's age, gender and risk class can affect the issue premium, as can policy features such as face amount and added benefits. We will generally allocate the issue premium, less applicable charges, according to your instructions when we receive your completed application. We may issue some policies with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net issue premium and the net of other premiums paid during your right to cancel period to the Phoenix-Goodwin Money Market subaccount. When your right to cancel expires we allocate the policy value among the subaccounts and/or the Guaranteed Interest Account according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

We reduce premium payments by the premium tax charge before we apply them to your policy. Single life policies will also be reduced by a federal tax charge of 1.50%. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $25. The policy contains a total premium limit as shown on the schedule page. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

PAYMENT BY CHECK We may wait to credit your policy if you pay by check until your check has cleared your bank.

AUTOMATED PAYMENTS You may elect to have us deduct periodic premium payments directly from your bank account. The minimum we will withdraw under such a plan is $25 per month.

ALLOCATION OF PREMIUM We will generally allocate the issue premium less applicable charges to the Account or to the Guaranteed Interest Account upon receipt of a completed application, in accordance with the allocation instructions in the application for a policy. However, policies issued in certain states and policies issued in certain states pursuant to applications which state the policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during your right to cancel period) to the Phoenix-Goodwin Money Market Subaccount of the Account and, at the expiration of the right to cancel period, the policy value of the Phoenix-Goodwin Money Market Subaccount is allocated among the subaccounts of the Account or to the Guaranteed Interest Account in accordance with the applicant's allocation instructions in the application for insurance.

Premium payments received by us will be reduced by applicable state premium tax charge and, for the single policies, by 1.50% for federal tax charges (if applicable). The issue premium also will be reduced by the issue expense charge deducted in equal monthly installments over a 12-month period. Any unpaid balance of the issue expense charge will be paid to Phoenix upon policy lapse or termination.

Premium payments received during a grace period, after deduction of state and federal tax charges and any sales charge, will first be used to cover any monthly deductions during the grace period. Any balance will be applied on the payment date to the various subaccounts of the Account or to the Guaranteed Interest Account, based on the premium allocation schedule elected in the application for the policy or by your most recent instructions. See "Transfer of Policy Value--Nonsystematic Transfers."

POLICY REFUND Should you elect to return your policy under your right to cancel we will treat your policy as if we had never issued it. For policies other than those issued with a Temporary Money Market Allocation Amendment, we will return the sum of the following as of the date we receive the returned policy:

(1) the current policy value less any unpaid loans and loan interest; plus

(2) any monthly deductions, partial surrender fees and other charges made under the policy.

For policies issued with the Temporary Money Market Amendment, the amount returned will equal any premiums paid less any unpaid loans and loan interest and less any partial surrender amounts paid.

We retain the right to decline to process an application within 7 days of our receipt of the completed application for insurance. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund to you the same amount as would have been refunded under the policy had it been issued but returned for refund while you have your right to cancel.

GENERAL
--------------------------------------------------------------------------------

POSTPONEMENT OF PAYMENTS

GENERAL
Payment of any amount upon complete or partial surrender, policy loan or benefits payable at death (in excess of the initial face amount) or maturity may be postponed:

[diamond] for up to 6 months from the date of the request, for any transactions dependent upon the value of the Guaranteed Interest Account;

[diamond] whenever the NYSE is closed other than for customary weekend and holiday closings or trading on the NYSE is restricted as determined by the SEC; or

[diamond] whenever an emergency exists, as decided by the SEC as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets.

Transfers also may be postponed under these circumstances.

OPTIONAL INSURANCE BENEFITS

You may elect additional benefits under a policy, and you may cancel these benefits at anytime. A charge will be deducted monthly from the policy value for each additional rider benefit chosen except where noted below. More details will be included in the form of a rider to the policy if any of these benefits is chosen. The following benefits are currently available and additional riders may be available as described in the policy (if approved in your state).

[diamond] SINGLE LIFE POLICIES

[bullet] DISABILITY WAIVER OF SPECIFIED PREMIUM RIDER. We waive the specified premium if the insured becomes totally disabled and the disability continues for at least six months. Premiums will be waived to the policy anniversary nearest the insured's 65th birthday (provided that the disability continues). If premiums have been waived continuously during the entire 5 years prior to such date, the waiver will continue beyond that date. The premium will be waived upon our receipt of notice that the Insured is totally disabled and that the disability occurred while the rider was in force.

[bullet] ACCIDENTAL DEATH BENEFIT RIDER. An additional death benefit will be paid before the policy anniversary nearest the insured's 75th birthday, if:
          o  the insured dies from bodily injury that results from an accident;
             and
          o  the insured dies no later than 90 days after injury.

[bullet] DEATH BENEFIT PROTECTION RIDER. The purchase of this rider provides that the death benefit will be guaranteed. The amount of the guaranteed death benefit is equal to the initial face amount, or the face amount that you may increase or decrease, provided that certain minimum premiums are paid. Unless we agree otherwise, the initial face amount and the face amount remaining after any decrease must at least equal $50,000 and the minimum issue age of the insured must be 20. Three death benefit guarantee periods are available. The minimum premium required to maintain the guaranteed death benefit is based on the length of the guarantee period as elected on the application. The three available guarantee periods are:

          1) death benefit guaranteed until the later of the policy anniversary nearest the insured's 70th birthday or policy year 7;

          2) death benefit guaranteed until the later of the policy anniversary nearest the insured's 80th birthday or policy year 10;

          3) death benefit guaranteed until the later of the policy anniversary nearest the insured's 95th birthday.

          Death benefit guarantee periods 1 or 2 may be extended provided that the policy's cash surrender value is sufficient and you pay the new minimum required premium.

[bullet]  For policies issued in New York, 2 guarantee periods are available:
                  1 The policy anniversary nearest the Insured's 75th
                    birthday or the 10th policy year; or
                  2 The policy anniversary nearest the Insured's 95th birthday.

[bullet] PURCHASE PROTECTION PLAN RIDER. Under this rider you may, at predetermined future dates, purchase additional insurance protection without evidence of insurability.

[bullet] LIVING BENEFITS RIDER. Under certain conditions, in the event of the terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit (up to a maximum of $250,000) is available. The minimum face amount of the policy after any such accelerated benefit payment is $10,000. There is no charge for this rider.

[bullet] CASH VALUE ACCUMULATION RIDER. This rider generally permits you to pay more in premium than otherwise would be permitted. This rider must be elected before the policy is issued. There is no charge for this rider.

[bullet] CHILD TERM RIDER. This rider provides annually renewable term coverage on children of the insured who are between 14 days old and age 18. The term insurance is renewable to age 25. Each child will be insured under a separate rider and the amount of insurance must be the same. Coverage may be converted to a new whole life or variable insurance policy at any time prior to the policy anniversary nearest insured child's 25th birthday.

[bullet] FAMILY TERM RIDER. This rider provides annually renewable term insurance coverage to age 70 on the insured or members of the insured's immediate family who are at least 18 years of age. The rider is fully convertible through age 70 for each insured to either a fixed benefit or variable policy.

[bullet] BUSINESS TERM RIDER. This rider provides annually renewable term insurance coverage to age 95 on the life of the insured under the base policy. The face amount of the term insurance may be level or increasing. The initial rider death benefit cannot exceed 6 times the initial base policy. This rider is available only for policies sold in the corporate-owned life insurance market, employer-sponsored life insurance market or other business-related life insurance market.

[bullet] WHOLE LIFE EXCHANGE OPTION RIDER. This rider permits you to exchange the policy for a fixed benefit whole life policy at the later of age 65 or policy year 15. There is no charge for this option.
          This option is no longer available.

[diamond] MULTIPLE LIVES POLICIES

[bullet] DISABILITY BENEFIT RIDER. In the case of disability of the insured, a specified monthly amount may be credited to the policy and the monthly deductions will be waived. A Disability Benefit rider may be provided on any or all eligible insureds. The specified amount selected must be the same for all who elect coverage.

[bullet] SURVIVOR PURCHASE OPTION RIDER. The survivor(s) may purchase a new
         Multiple Life Policy for a face amount equal to that of the original policy upon the first death. The new policy will be based upon attained age rates.

[bullet] TERM INSURANCE RIDER. The Tern Insurance Rider enables the face amount of coverage on each life to be individually specified. A rider is available for each insured and the face amount of coverage under the rider may differ for each insured. Based upon the policyowner's election at issue, the rider will provide coverage for all insureds to either age 70 or maturity of the policy. The termination age specified must be the same for all insureds.

[bullet] POLICY EXCHANGE OPTION RIDER. The Multiple Life Policy may be exchanged for single life policies where the the total face amount under the policies is no greater than that under the original policy. There is no charge for this rider.

DEATH BENEFIT

GENERAL
The death benefit under Option 1 equals the policy's face amount on the date of the death of the insured or, if greater, the minimum death benefit on the date of death.

Under Option 2, the death benefit equals the policy's face amount on the date of the death of the insured, plus the policy value or, if greater, the minimum death benefit on that date.

Under either option, the minimum death benefit is the policy value on the date of death of the insured increased by a percentage determined from a table contained in the policy. This percentage will be based on the insured's attained age at the beginning of the policy year in which the death occurs. If no option is elected, Option 1 will apply.

REQUESTS FOR INCREASE IN FACE AMOUNT
Any time after the first policy anniversary, you may request an increase in the face amount of insurance provided under the policy. Requests for face amount increases must be made in writing, and we require additional evidence of insurability. The effective date of the increase generally will be the policy anniversary following approval of the increase. The increase may not be less than $25,000 and no increase will be permitted after the insured's age 75. The charge for the increase is $1.50 per $1,000 of face amount increase requested subject to a maximum of $600. No additional monthly administration charge will be assessed for face amount increase. We will deduct any charges associated with the increase (the increases in cost of insurance charges), from the policy value, whether or not you pay an additional premium in connection with the increase. The surrender charge applicable to the policy also will increase. At the time of the increase, the cash value must be sufficient to pay the monthly deduction on that date, or additional premiums will be paid on or before the effective date. Also, a new Free Look Period (see "The Summary - Right to Cancel") will be established for the amount of the increase.

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT ON DEATH BENEFIT
A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge will be deducted from policy value based on the amount of the decrease or partial surrender. If the charge is a decrease in face amount, the death benefit under a policy would be reduced on the next monthly calculation day. If the charge is a partial surrender, the death benefit under a policy would be reduced immediately. A decreased in the death benefit may have certain income tax consequences. See "Federal Income Tax Considerations."

REQUESTS FOR DECREASE IN FACE AMOUNT
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least equal to $10,000 and face amount remaining after the decrease must be at least $25,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request. A partial surrender charge will be deducted from the policy value based on the amount of the decrease. The charge will equal the applicable surrender charge that would apply to a full surrender multiplied by a fraction (which is equal to the decrease in face amount divided by the face amount of the policy before the decrease).

PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------

SURRENDER AND DEATH BENEFIT PROCEEDS
Death benefit proceeds and the proceeds of full or partial surrenders will be processed at unit values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within 7 days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated, e.g., to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

Under a policy covering multiple lives, the death proceeds will be paid upon the first death under the policy. In addition, Under certain conditions, in the event of the terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit (up to maximum of $250,000), is available under the Living Benefits Rider. The minimum face amount remaining after any such accelerated benefit payment is $10,000.

While the insured is living, you may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount of surrender or death benefit proceeds that may be applied under any payment option is $1,000.

If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.

PAYMENT OPTIONS
All or part of the surrender or death proceeds of a policy may be applied under one or more of the following payment options or such other payment options or alternative versions of the options listed as we may choose to make available in the future.

OPTION 1--LUMP SUM Payment in one lump sum.

OPTION 2--LEFT TO EARN INTEREST
A payment of interest during the payee's lifetime on the amount payable as a principal sum. Interest rates are guaranteed to be at least 3% per year.

OPTION 3--PAYMENT FOR A SPECIFIC PERIOD
Equal installments are paid for a specified period of years whether the payee lives or dies. The first payment will be on the date of settlement. The assumed interest rate on the unpaid balance is guaranteed not to be less than 3% per year.

OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN Equal installments are paid until the later of:

[diamond] the death of the payee; or

[diamond] the end of the period certain.

The first payment will be on the date of settlement.

The period certain must be chosen at the time this option is elected. The periods certain that you may choose from are as follows:

[diamond] 10 years;

[diamond] 20 years; or

[diamond] until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

Any life annuity provided under Option 4 is computed using an interest rate guaranteed to be no less than 3 3/8% per year, but any life annuity providing a period certain of 20 years or more is computed using an interest rate guaranteed to be no less than 3 1/4% per year.

OPTION 5--LIFE ANNUITY
Equal installments are paid only during the lifetime of the payee. The first payment will be on the date of settlement. Any life annuity as may be provided under Option 5 is computed using an interest rate guaranteed to be no less than 3 1/2% per year.

OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
Equal installments of a specified amount, out of the principal sum and interest on that sum, are paid until the principal sum remaining is less than the amount of the installment. When that happens, the principal sum remaining with accrued interest will be paid as a final payment. The first payment will be on the date of settlement. The payments will include interest on the remaining principal at a guaranteed rate of at least 3% per year. This interest will be credited at the end of each year. If the amount of interest credited at the end of the year exceeds the income payments made in the last 12 months, that excess will be paid in 1 sum on the date credited.

OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR
PERIOD CERTAIN
The first payment will be on the date of settlement. Equal installments are paid until the latest of:

[diamond] the end of the 10-year period certain;

[diamond] the death of the insured; or

[diamond] the death of the other named annuitant.

The other annuitant must have attained age 40, must be named at the time this option is elected and cannot later be changed. Any joint survivorship annuity that may be provided under this option is computed using a guaranteed interest rate to equal at least 3 3/8% per year.

For additional information concerning the above payment options, see the policy.

SURRENDERS

GENERAL
At any time during the lifetime of the insured(s) and while the policy is in force, you may partially or fully surrender the policy by sending to VPMO a written release and surrender in a form satisfactory to us. We may also require you to send the policy to us. The amount available for surrender is the cash surrender value at the end of the valuation period during which the surrender request is received at VPMO.

Upon partial or full surrender, we generally will pay to you the amount surrendered within 7 days after we receive the written request for the surrender. Under certain circumstances, the surrender payment may be postponed. See "General Provisions--Postponement of Payments." For the federal tax effects of partial and full surrenders, see "Federal Income Tax Considerations."

FULL SURRENDERS
If the policy is being fully surrendered, the policy itself must be returned to VPMO, along with the written release and surrender of all claims in a form satisfactory to us. You may elect to have the amount paid in a lump sum or under a payment option. See "Conditional Charges--Surrender Charge" and "Payment Options."

PARTIAL SURRENDERS
You may obtain a partial surrender of the policy by requesting payment of the policy's cash surrender value. It is possible to do this at any time during the lifetime of the insured, while the policy is in force, with a written request to VPMO. We may require the return of the policy before payment is made. A partial surrender will be effective on the date the written request is received or, if required, the date the policy is received by us. Surrender proceeds may be applied under any of the payment options described under "Payment of Proceeds--Payment Options."

We reserve the right not to allow partial surrenders of less than $500. In addition, if the share of the policy value in any subaccount or in the Guaranteed Interest Account is reduced as a result of a partial surrender and is less than $500, we reserve the right to require surrender of the entire remaining balance in that subaccount or the Guaranteed Interest Account.

Upon a partial surrender, the policy value will be reduced by the sum of the following:

[diamond] The partial surrender amount paid--this amount comes from a reduction in the policy's share in the value of each subaccount or the Guaranteed Interest Account based on the allocation requested at the time of the partial surrender. If no allocation request is made, the withdrawals from each subaccount will be made in the same manner as that provided for monthly deductions.

[diamond] The partial surrender fee--this fee is the lesser of $25 or 2% of the partial surrender amount paid. The assessment to each subaccount or the Guaranteed Interest Account will be made in the same manner as provided for the partial surrender amount paid.

[diamond] A partial surrender charge--this charge is equal to a pro rata portion of the applicable surrender charge that would apply to a full surrender, determined by multiplying the applicable surrender charge by a fraction (equal to the partial surrender amount payable divided by the result of subtracting the applicable surrender charge from the policy value). This amount is assessed against the subaccount or the Guaranteed Interest Account in the same manner as provided for the partial surrender amount paid.

The cash surrender value will be reduced by the partial surrender amount paid plus the partial surrender fee. The face amount of the policy will be reduced by the same amount as the policy value is reduced as described above.

TRANSFER OF POLICY VALUE

SYSTEMATIC TRANSFER PROGRAM
You may elect to transfer funds automatically among the subaccounts or the nonloaned portion of the Guaranteed Interest Account on a monthly, quarterly, semiannual or annual basis under the Systematic Transfer Program for Dollar Cost Averaging ("Systematic Transfer Program"). Under this Systematic Transfer Program, the minimum transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $1,000 in the Guaranteed Interest Account or the subaccount from which funds will be transferred ("sending subaccount"), and, if the value in that subaccount or the Guaranteed Interest Account drops below the amount to be transferred, the entire remaining balance will be transferred and all systematic transfers stop. Funds may be transferred from only one sending subaccount or the Guaranteed Interest Account, but may be allocated to more than one subaccount ("receiving subaccounts"). Under the Systematic Transfer Program, policy owners may make more than one transfer per policy year from the Guaranteed Interest Account. These transfers must be in approximately equal amounts and made over a minimum 18-month period. We will not count transfers made under a systematic transfer program toward the annual transfer limit should we begin assessing a transfer charge.

Only one Systematic Transfer Program can be active at any time. After the completion of the Systematic Transfer Program, you can call VULA at 800/541-0171 to begin a new Systematic Transfer Program.

All transfers under the Systematic Transfer Program will be made on the basis of the Guaranteed Interest Account and subaccount on the first day of the month following our receipt of the transfer request. If the first day of the month falls on a holiday or weekend, then the transfer will be processed on the next business day.

NONSYSTEMATIC TRANSFERS
Transfers among available subaccounts or the Guaranteed Interest Account and changes in premium payment allocations may be requested in writing or by calling VULA at 800/541-0171, between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time. Written requests for transfers will be executed on the date we receive the request. Telephone transfers will be effective on the date the request is made except as noted below. Unless you elect in writing not to authorize telephone transfers or premium allocation changes, telephone transfer orders and premium allocation changes also will be accepted on your behalf from your registered representative. We will employ reasonable procedures to confirm that telephone instructions are genuine. They will require verification of account information and will record telephone instructions on tape. All telephone transfers will be confirmed in writing to you. To the extent that we fail to follow procedures reasonably designed to prevent unauthorized transfers, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you bear the risk of loss resulting from instructions entered by an unauthorized third party that we reasonably believe to be genuine. The telephone transfer and allocation change privileges may be modified or terminated at any time. During times of extreme market volatility, these privileges may be difficult to exercise. In such cases, you should submit a written request.

Although currently there is no charge for transfers, in the future we may charge a fee of $10 for each transfer after the first 2 transfers in a policy year. Transfers under the Systematic Transfer Program do not count against these limitations.

We reserve the right to refuse to transfer amounts less than $500 unless:

[diamond] the entire balance in the subaccount or the Guaranteed Interest
          Account is being transferred; or

[diamond] the transfer is part of the Systematic Transfer Program.

We also reserve the right to prohibit a transfer to any subaccount of the Account if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Account be transferred if the value of your investment in that subaccount would be less than $500 immediately after the transfer.

You may make only 1 transfer per policy year from the nonloaned portion of the Guaranteed Interest Account unless:

(1) the transfer(s) are made as part of a Systematic Transfer Program, or

(2) we agree to make an exception to this rule.

The amount you may transfer cannot exceed the greater of $1,000 or 25% of the value of the nonloaned portion of the Guaranteed Interest Account at the time of the transfer.

A nonsystematic transfer from the nonloaned portion of the Guaranteed Interest Account will be processed on the day such request is received by VPMO.

Transfers into the Guaranteed Interest Account and among the subaccounts may be made anytime. We reserve the right to limit the number of subaccounts in which you may invest to a total of 18 at any one time or over the life of the policy. We may limit you to less than 18 if we are required to do so by any federal or state law.

Because excessive exchanges between subaccounts can hurt fund performance, we reserve the right to temporarily or even permanently terminate exchange privileges or reject any specific exchange order from anyone whose transactions appear to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. We will not accept batched transfer instructions from registered representatives (acting under powers of attorney for multiple policy owners), unless the registered representative's broker-dealer firm and Phoenix have entered into a third-party transfer service agreement.

If a policy has been issued with a Temporary Money Market Allocation Amendment, no transfers may be made until your right to cancel the policy expires.

POLICY LOANS
Generally, while the policy is in force, a loan may be taken against the policy up to the available loan value. The loan value on any day is 90% of the policy value reduced by an amount equal to the surrender charge. The available loan value is the loan value on the current day less any outstanding debt.

The amount of any loan will be added to the loaned portion of the Guaranteed Interest Account and subtracted from the policy's share of the subaccounts or the nonloaned portion of the Guaranteed Interest Account, based on the allocation requested at the time of the loan. The total reduction will equal the amount added to the loaned portion of the Guaranteed Interest Account. Allocations generally must be expressed in terms of whole percentages. If no allocation request is made, the amount subtracted from the share of each subaccount or the nonloaned portion of the Guaranteed Interest Account will be determined in the same manner as provided for monthly deductions. Interest will be credited and the loaned portion of the Guaranteed Interest Account will increase at an effective annual rate of 2% (4% in New York and New Jersey only) on single life policies and 6% on multiple life policies, compounded daily and payable in arrears. At the end of each policy year and at the time of any debt repayment, interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the nonloaned portion of the Guaranteed Interest Account.

Debt may be repaid at any time during the lifetime of the insured while the policy is in force. Any debt repayment received by us during a grace period will be reduced to pay any overdue monthly deductions and only the balance will be applied to reduce the debt. Such balance will first be used to pay any outstanding accrued loan interest, and then will be applied to reduce the loaned portion of the Guaranteed Interest Account. The nonloaned portion of the Guaranteed Interest Account will be increased by the same amount the loaned portion is decreased. If the amount of a loan repayment exceeds the remaining loan balance and accrued interest, the excess will be allocated among the subaccounts as you may request at the time of the repayment and, if no allocation request is made, according to the most recent premium allocation schedule on file.

Payments received by us for the policy will be applied directly to reduce outstanding debt unless specified as a premium payment by you. Until the debt is fully repaid, additional debt repayments may be made at any time during the lifetime of the insured while the policy is in force.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless the policy value becomes insufficient to maintain the policy in force.

The proceeds of policy loans may be subject to federal income tax. See "Federal Income Tax Considerations."

In the future, we may not allow policy loans of less than $500, unless such loan is used to pay a premium on another Phoenix policy.

Loan interest rate are as follows:
[diamond] Single Life Policies:
 > Policy years 1-10 (or insured's age 65 if earlier):                 4%
 > Policy years 11-15:                                                 3%
 > Policy years 16 and thereafter:                                  2 1/2%

[diamond} Single Life policies - New York and New Jersey only
 > Policy years 1-10 (for insured's age 65 if earlier):                6%
 > Policy years 11-15:                                                 5%
 > Policy years 16 and thereafter:                                 4 1/2%

[diamond} Multiple Life Policies
 > Policy years 1-1-:                                                  8%
 > Policy years 11 and thereafter:                                     7%

You will pay interest on the loan at the noted effective annual rates, compounded daily and payable in arrears.

At the end of each policy year, any interest due on the debt will be treated as a new loan and will be offset by a transfer from your subaccounts and the nonloaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

A policy loan, whether or not repaid, has a permanent effect on the policy value because the investment results of the subaccounts or nonloaned portion of the Guaranteed Interest Account will apply only to the amount remaining in the subaccounts or the nonloaned portion of the Guaranteed Interest Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the subaccounts or the nonloaned portion of the Guaranteed Interest Account earn more than the annual interest rate for funds held in the loaned portion of the Guaranteed Interest Account, the policy value does not increase as rapidly as it would have had no loan been made. If the subaccounts or the Guaranteed Interest Account earn less than the annual interest rate for funds held in the loaned portion of the Guaranteed Interest Account, the policy value is greater than it would have been had no loan been made. A policy loan, whether or not repaid, also has a similar effect on the policy's death benefit due to any resulting differences in cash surrender value.

LAPSE
Unlike conventional life insurance policies, the payment of the issue premium, no matter how large, or the payment of additional premiums will not necessarily continue the policy in force to its maturity date.

If on any monthly calculation day during the first 8 policy years, the policy value is insufficient to cover the monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the required monthly deduction. If on any monthly calculation day during any subsequent policy year, the cash surrender value (which should have become positive) is less than the required monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the required monthly deduction.

During the grace period, the policy will continue in force but subaccount transfers, loans, partial or full surrenders will not be permitted. Failure to pay the additional amount within the grace period will result in lapse of the policy, but not until 30 days has passed after we have mailed a written notice to you. If a premium payment for the additional amount is received by us during the grace period, any amount of premium over what is required to prevent lapse will be allocated among the subaccounts or to the Guaranteed Interest Account according to the current premium allocation schedule. In determining the amount of "excess" premium to be applied to the subaccounts or the Guaranteed Interest Account, we will deduct the premium tax and the amount needed to cover any monthly deductions made during the grace period. If the insured dies during the grace period, the death benefit will equal the amount of the death benefit immediately prior to the commencement of the grace period.

FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following is a brief summary of our interpretation of federal tax treatment of amounts accumulated under and distributed from the policy. We give a more complete discussion in the Statement of Additional Information ("SAI") which is incorporated into this prospectus by reference. You can get a copy of the SAI free of charge: see the back cover of this prospectus. We make no attempt to address estate and inheritance taxes, or any state, local or other tax laws. For complete information on federal and state income tax considerations consult your income tax advisor.

We suggest you consult with your tax advisor in advance of making a decrease in death benefits, or a full or partial surrender of your policy.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
You will be taxed on loans and payments from a modified endowment contract on the portion of the amount received that is considered income, or gain in contract value. This policy can be modified endowment contracts if it fails to meet what is known as "the 7-pay test." This test compares your policy to a hypothetical life insurance policy of identical face amount which requires 7 equal annual premiums to be "fully paid-up," continuing to provide a level death benefit without the need for any further premiums. A policy becomes a modified endowment contract if, at any time during the first 7 years, the total premiums paid into the policy exceed the total premiums that you would have paid into the hypothetical policy.

Amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions for taxpayers who are age 59 1/2 or older, disabled or taken as part of a periodic payment plan for the life expectancy of the beneficiary or beneficiaries.

FULL SURRENDER
You can be taxed on the amount of a full surrender that exceeds the amount of premiums you paid. You may be liable for an additional 10% "penalty tax" if the policy is a modified endowment contract.

PARTIAL SURRENDER
Partial surrenders from a modified endowment contract are fully taxable to the extent of income (gain) in the policy and may be subject to an additional 10% tax. If the policy is not a modified endowment contract, partial surrenders still may be taxable. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements of Phoenix Life Insurance Company as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 are contained in the Statement of Additional Information (SAI) which you can get free of charge by calling the toll free number given on page 1. The financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Account or on the Guaranteed Interest Account that we credit during a guarantee period.

THE FOLLOWING TABLE WILL BE UPDATED TO REFLECT 12/31/02 INFORMATION IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT.

APPENDIX A INVESTMENT OPTIONS
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 6/30/02)

------------------------------------------------------------------------------------------------------------------------------------
                                                                        Other           Total            Other          Total
                                                  Investment Rule     Operating       Annual Fund      Operating      Annual Fund
                                                  Management 12b-1 Expenses Before Expenses Before  Expenses After   Expenses After
              Series                                 Fee     Fees   Reimbursement   Reimbursement  Reimbursement(9) Reimbursement(9)
------------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International(5)                    0.75%     N/A        0.27%          1.02%          0.27%           1.02%
Phoenix-AIM Mid-Cap Equity(3,7)                      0.85%     N/A        2.28%          3.13%          0.25%           1.10%
Phoenix-Alliance/Bernstein Enhanced Index(2,6)       0.45%     N/A        0.25%          0.70%          0.20%           0.65%
Phoenix-Alliance/Bernstein Growth + Value(3,7)       0.85%     N/A        2.34%          3.19%          0.25%           1.10%
Phoenix-Duff & Phelps Real Estate Securities(4,6)    0.75%     N/A        0.41%          1.16%          0.35%           1.10%
Phoenix-Engemann Capital Growth(3,6)                 0.63%     N/A        0.09%          0.72%          0.09%           0.72%
Phoenix-Engemann Small & Mid-Cap Growth(4,6)         0.90%     N/A        1.23%          2.13%          0.35%           1.25%
Phoenix-Goodwin Money Market(3,6)                    0.40%     N/A        0.20%          0.60%          0.20%           0.60%
Phoenix-Goodwin Multi-Sector Fixed Income(3,6)       0.50%     N/A        0.21%          0.71%          0.21%           0.71%
Phoenix-Hollister Value Equity(3,6)                  0.70%     N/A        0.30%          1.00%          0.25%           0.95%
Phoenix-Janus Flexible Income(3,6)                   0.80%     N/A        0.71%          1.51%          0.25%           1.05%
Phoenix-Kayne Large-Cap Core(1,8)                    0.70%     N/A        0.54%          1.24%          0.15%           0.85%
Phoenix-Kayne Small-Cap Quality Value(1,8)           0.90%     N/A        1.13%          2.03%          0.15%           1.05%
Phoenix-Lazard International Equity Select(1,8)      0.90%     N/A        1.54%          2.44%          0.15%           1.05%
Phoenix-Lazard Small-Cap Value(1,8)                  0.90%     N/A        1.16%          2.06%          0.15%           1.05%
Phoenix-Lazard U.S. Multi-Cap(1,8)                   0.80%     N/A        0.95%          1.75%          0.15%           0.95%
Phoenix-Lord Abbett Bond-Debenture(1,8)              0.75%     N/A        1.31%          2.06%          0.15%           0.90%
Phoenix-Lord Abbett Large-Cap Value(1,8)             0.75%     N/A        0.71%          1.46%          0.15%           0.90%
Phoenix-Lord Abbett Mid-Cap Value(1,8)               0.85%     N/A        0.99%          1.84%          0.15%           1.00%
Phoenix-MFS Investors Growth Stock(3,6,7)            0.75%     N/A        2.99%          3.74%          0.25%           1.00%
Phoenix-MFS Investors Trust(3,6,7)                   0.75%     N/A        3.34%          4.09%          0.25%           1.00%
Phoenix-MFS Value(3,6,7)                             0.75%     N/A        1.85%          2.60%          0.25%           1.00%
Phoenix-Northern Dow 30(3,6)                         0.35%     N/A        0.77%          1.12%          0.25%           0.60%
Phoenix-Northern Nasdaq-100 Index(R)(3,6)            0.35%     N/A        2.00%          2.35%          0.25%           0.60%
Phoenix-Oakhurst Growth & Income(3,6)                0.70%     N/A        0.23%          0.93%          0.23%           0.93%
Phoenix-Oakhurst Strategic Allocation(3,6)           0.58%     N/A        0.13%          0.71%          0.13%           0.71%
Phoenix-Sanford Bernstein Global Value(3)            0.90%     N/A        1.90%          2.80%          0.25%           1.15%
Phoenix-Sanford Bernstein Mid-Cap Value(3,6)         1.05%     N/A        0.49%          1.54%          0.25%           1.30%
Phoenix-Sanford Bernstein Small-Cap Value(3,6)       1.05%     N/A        1.28%          2.33%          0.25%           1.30%
Phoenix-Seneca Mid-Cap Growth(4,6)                   0.80%     N/A        0.30%          1.10%          0.30%           1.10%
Phoenix-Seneca Strategic Theme(4,6)                  0.75%     N/A        0.21%          0.96%          0.21%           0.96%
Phoenix-State Street Research Small-Cap Growth(1,8)  0.85%     N/A        0.70%          1.55%          0.15%           1.00%
------------------------------------------------------------------------------------------------------------------------------------

(1) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .15% of the series' average net assets.
(2) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .20% of the series' average net assets.
(3) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .25% of the series' average net assets.
(4) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .35% of the series' average net assets.
(5) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .40% of the series' average net assets.
(6) Total annual fund expenses (after reimbursement) exclude offsets for custodian fees. If the offsets were included, total annual fund expenses would not change significantly.
(7) This series has been in existence for less than 1 year. The series operating expense has been annualized based on actual operating expenses for the period ended June 30, 2002.
(8) This series has been in existence for less than 1 year. The series operating expense has been annualized based on estimated operating expenses for the current fiscal year.
(9) The series other operating expenses and total annual fund expenses after reimbursement have been restated to reflect the current maximum expenses noted in footnotes 1-5.

Note: Each or all of the expense caps noted above in footnotes 1-5 may be changed or eliminated at any time without notice.



------------------------------------------------------------------------------------------------------------------------------------
                                                                       Other           Total            Other            Total
                                                Investment  Rule     Operating       Annual Fund      Operating        Annual Fund
                                                Management  12b-1  Expenses Before Expenses Before  Expenses After   Expenses After
              Series                               Fee      Fees    Reimbursement   Reimbursement    Reimbursement    Reimbursement
------------------------------------------------------------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
- ----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                 0.61%       N/A         0.24%           0.85%          0.24%          0.85%
AIM V.I. Premier Equity Fund                       0.60%       N/A         0.25%           0.85%          0.25%          0.85%
------------------------------------------------------------------------------------------------------------------------------------

THE ALGER AMERICAN FUND
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio          0.85%       N/A         0.07%           0.92%          0.07%          0.92%
------------------------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II   0.60%       N/A         0.14%           0.74%          0.14%          0.74%
Federated High Income Bond Fund II                 0.60%       N/A         0.16%           0.76%          0.16%          0.76%
------------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (6)                    0.58%      0.10%        0.10%           0.78%          0.10%          0.78%
VIP Growth Opportunities Portfolio (6)             0.58%      0.10%        0.11%           0.79%          0.11%          0.79%
VIP Growth Portfolio (6)                           0.58%      0.10%        0.10%           0.78%          0.10%          0.78%
------------------------------------------------------------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                      0.60%      0.25%        0.19%           1.04%          0.19%          1.04%
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund (8)              0.69%      0.25%        0.22%           1.16%          0.22%          1.15%
Templeton Global Asset Allocation Fund
Templeton Growth Securities Fund (10)              0.80%      0.25%        0.05%           1.10%          0.05%          1.10%
------------------------------------------------------------------------------------------------------------------------------------

SCUDDER VIT FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (9)          0.45%       N/A         0.36%           0.81%          0.20%          0.65%
Scudder VIT Equity 500 Index Fund (9)              0.20%       N/A         0.11%           0.31%          0.10%          0.30%
------------------------------------------------------------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio (7)                           0.80%       N/A         0.51%           1.31%          0.35%          1.15%
------------------------------------------------------------------------------------------------------------------------------------

WANGER ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty (2)                           1.00%       N/A         0.45%           1.45%          0.45%          1.45%
Wanger International Small Cap (3)                 1.20%       N/A         0.23%           1.43%          0.23%          1.43%
Wanger Twenty (1)                                  0.95%       N/A         0.38%           1.33%          0.38%          1.33%
Wanger U.S. Smaller Companies (4)                  0.95%       N/A         0.04%           0.99%          0.04%          0.99%
------------------------------------------------------------------------------------------------------------------------------------

(1) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .40% of the series' average net assets.
(2) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .45% of the series' average net assets.
(3) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .60% of the series' average net assets.
(4) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed 1.00% of the series' average net assets.

(5) The fund's Rule 12b-1 Plan, if applicable, is described in the fund's prospectus.
(6) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(7) The advisor has voluntarily agreed to reduce the investment management fee if the total operating expenses should exceed 1.15%.
(8) The advisor had agreed make an estimated reduction of 0.01% of its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the fund's Board of Trustees and an order of the SEC. For the year ended December 31, 2001, the investment management fee was reduced to 0.68%.
(9) The advisor has voluntarily agreed to waive a portion of its management fee and reimburse certain expenses. These waivers and reimbursements may be discontinued at any time.
(10) The fund administration fee is paid indirectly through the management fee.

INVESTMENT TYPE


------------------------------------------------------------------------------------------------------------------------------------
                                                   Bond   Domestic   Domestic   Domestic    Growth            International  Money
                   Series                                  Blend      Growth      Value    & Income   Index      Growth      Market
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                                                    |X|
Phoenix-AIM Mid-Cap Equity                                   |X|
Phoenix-Alliance/Bernstein Enhanced Index                                                              |X|
Phoenix-Alliance/Bernstein Growth + Value                               |X|        |X|
Phoenix-Duff & Phelps Real Estate Securities                                                 |X|
Phoenix-Engemann Capital Growth                                         |X|
Phoenix-Engemann Small & Mid-Cap Growth                                 |X|
Phoenix-Goodwin Money Market                                                                                                 |X|
Phoenix-Goodwin Multi-Sector Fixed Income            |X|
Phoenix-Hollister Value Equity                                                     |X|
Phoenix-Janus Flexible Income                        |X|
Phoenix-Kayne Large-Cap Core                                 |X|
Phoenix-Kayne Small-Cap Quality Value                                              |X|
Phoenix-Lazard International Equity Select                                                                        |X|
Phoenix-Lazard Small-Cap Value                                                     |X|
Phoenix-Lazard U.S. Multi-Cap                                                      |X|
Phoenix-Lord Abbett Bond-Debenture                   |X|
Phoenix-Lord Abbett Large-Cap Value                                                |X|
Phoenix-Lord Abbett Mid-Cap Value                                                  |X|
Phoenix-MFS Investors Growth Stock                                      |X|
Phoenix-MFS Investors Trust                                                                  |X|
Phoenix-MFS Value                                                                  |X|
Phoenix-Northern Dow 30                                                                                |X|
Phoenix-Northern Nasdaq-100 Index(R)                                                                   |X|
Phoenix-Oakhurst Growth & Income                                                             |X|
Phoenix-Oakhurst Strategic Allocation                                                        |X|
Phoenix-Sanford Bernstein Global Value                                                                            |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                            |X|
Phoenix-Sanford Bernstein Small-Cap Value                                          |X|
Phoenix-Seneca Mid-Cap Growth                                           |X|
Phoenix-Seneca Strategic Theme                                          |X|
Phoenix-State Street Research Small-Cap Growth                          |X|
AIM V.I. Capital Appreciation Fund                                      |X|
AIM V.I. Premier Equity Fund                                 |X|
Alger American Leveraged AllCap Portfolio                               |X|
Federated Fund for U.S. Government Securities II     |X|
Federated High Income Bond Fund II                   |X|
VIP Contrafund(R) Portfolio                                             |X|
VIP Growth Opportunities Portfolio                                      |X|
VIP Growth Portfolio                                                    |X|
Mutual Shares Securities Fund                                                                |X|
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund                                                                                 |X|
Templeton Global Asset Allocation Fund
Templeton Growth Securities Fund                                                                                  |X|
Scudder VIT EAFE(R) Equity Index Fund                                                                  |X|
Scudder VIT Equity 500 Index Fund                                                                      |X|
Technology Portfolio                                                    |X|
Wanger Foreign Forty                                                                                              |X|
Wanger International Small Cap                                                                                    |X|
Wanger Twenty                                                           |X|
Wanger U.S. Smaller Companies                                           |X|

------------------------------------------------------------------------------------------------------------------------------------

ADVISORS

-----------------------------------------------------------------------------------------------------------------------------------
                                                  Phoenix          Phoenix      Duff & Phelps
                                                 Investment        Variable      Investment         AIM             Fred Alger
                 Series                         Counsel, Inc.   Advisors, Inc.  Management Co.  Advisors, Inc.   Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                      |X|
Phoenix-AIM Mid-Cap Equity                                          |X|
Phoenix-Alliance/Bernstein Enhanced Index                           |X|
Phoenix-Alliance/Bernstein Growth + Value                           |X|
Phoenix-Duff & Phelps Real Estate Securities                                       |X|
Phoenix-Engemann Capital Growth                     |X|
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market                        |X|
Phoenix-Goodwin Multi-Sector Fixed Income           |X|
Phoenix-Hollister Value Equity                      |X|
Phoenix-Janus Flexible Income                                       |X|
Phoenix-Kayne Large-Cap Core                        |X|
Phoenix-Kayne Small-Cap Quality Value               |X|
Phoenix-Lazard International Equity Select                          |X|
Phoenix-Lazard Small-Cap Value                                      |X|
Phoenix-Lazard U.S. Multi-Cap                                       |X|
Phoenix-Lord Abbett Bond-Debenture                                  |X|
Phoenix-Lord Abbett Large-Cap Value                                 |X|
Phoenix-Lord Abbett Mid-Cap Value                                   |X|
Phoenix-MFS Investors Growth Stock                                  |X|
Phoenix-MFS Investors Trust                                         |X|
Phoenix-MFS Value                                                   |X|
Phoenix-Northern Dow 30                                             |X|
Phoenix-Northern Nasdaq-100 Index(R)                                |X|
Phoenix-Oakhurst Growth & Income                    |X|
Phoenix-Oakhurst Strategic Allocation               |X|
Phoenix-Sanford Bernstein Global Value                              |X|
Phoenix-Sanford Bernstein Mid-Cap Value                             |X|
Phoenix-Sanford Bernstein Small-Cap Value                           |X|
Phoenix-Seneca Mid-Cap Growth                       |X|
Phoenix-Seneca Strategic Theme                      |X|
Phoenix-State Street Research Small-Cap Growth                      |X|
AIM V.I. Capital Appreciation Fund                                                                  |X|
AIM V.I. Premier Equity Fund                                                                        |X|
Alger American Leveraged AllCap Portfolio                                                                               |X|
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
VIP Contrafund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Global Asset Allocation Fund
Templeton Growth Securities Fund
Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Federated        Fidelity
                                                    Deutsche         Investment      Management       Franklin       Morgan Stanley
                                                     Asset           Management     and Research       Mutual         Investment
                 Series                         Management, Inc.      Company         Company       Advisors, LLC    Management Inc.

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth & Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund
Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government Securities II                        |X|
Federated High Income Bond Fund II                                      |X|
VIP Contrafund(R) Portfolio                                                             |X|
VIP Growth Opportunities Portfolio                                                      |X|
VIP Growth Portfolio                                                                    |X|
Mutual Shares Securities Fund                                                                           |X|
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Global Asset Allocation Fund
Templeton Growth Securities Fund
Scudder VIT EAFE(R) Equity Index Fund                [X]
Scudder VIT Equity 500 Index Fund                    [X]
Technology Portfolio                                                                                                     [X]
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                               Templeton

                                                    Templeton Asset      Templeton Global      Investment          Wanger Asset
                 Series                             Management, Ltd.     Advisors Limited     Counsel, Inc.      Management, L.P.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced
Index Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth & Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund
Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
VIP Contrafund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund                                                                 [X]
Templeton Global Asset Allocation Fund
Templeton Growth Securities Fund                                              [X]
Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio
Wanger Foreign Forty                                                                                                  [X]
Wanger International Small Cap                                                                                        [X]
Wanger Twenty                                                                                                         [X]
Wanger U.S. Smaller Companies                                                                                         [X]

-----------------------------------------------------------------------------------------------------------------------------------

SUBADVISORS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Kayne
                                                                                                        Anderson
                                                  Aberdeen        AIM         Alliance      Janus       Rudnick
                                                   Fund         Capital       Capital      Capital     Investment      Lazard
                                                 Managers,    Management,   Management,   Management   Management,      Asset
                 Series                            Inc.           Inc.          L.P.         LLC          LLC        management
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                     |X|
Phoenix-AIM Mid-Cap Equity                                        |X|
Phoenix-Alliance/Bernstein Enhanced Index                                       |X|
Phoenix-Alliance/Bernstein Growth + Value                                       |X|
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Janus Flexible Income                                                                |X|
Phoenix-Kayne Large-Cap Core                                                                              |X|
Phoenix-Kayne Small-Cap Quality Value                                                                     |X|
Phoenix-Lazard International Equity Select                                                                              |X|
Phoenix-Lazard Small-Cap Value                                                                                          |X|
Phoenix-Lazard U.S. Multi-Cap                                                                                           |X|
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Sanford Bernstein Global Value                                          |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                         |X|
Phoenix-Sanford Bernstein Small-Cap Value                                       |X|
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------

                                                                                      Morgan
                                                                                     Stanley            Northern          Phoenix
                                                    Lord,              MFS           Investment          Trust           Investment
                                                 Abbett & CO.,     Investment       Management         Investments,       Counsel,
                 Series                              LLC           Management          Inc.               Inc.              Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture                   |X|
Phoenix-Lord Abbett Large-Cap Value                  |X|
Phoenix-Lord Abbett Mid-Cap Value                    |X|
Phoenix-MFS Investors Growth Stock                                    |X|
Phoenix-MFS Investors Trust                                           |X|
Phoenix-MFS Value                                                     |X|
Phoenix-Northern Dow 30                                                                                   |X|
Phoenix-Northern Nasdaq-100 Index(R)                                                                      |X|
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                         State Street
                                                       Roger Engemann &          Seneca Capital           Research &
                 Series                                Associates, Inc.          Management, LLC       Management Company
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Engemann Capital Growth                            |X|
Phoenix-Engemann Small & Mid-Cap Growth                    |X|
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth                                                         |X|
Phoenix-Seneca Strategic Theme                                                        |X|
Phoenix-State Street Research Small-Cap Growth                                                                 |X|
-----------------------------------------------------------------------------------------------------------------------------------

Additional information about the Flex Edge Success and Joint Edge Policies and the Phoenix Life Variable Universal Life Account (the "Account") is contained in the Statement of Additional Information ("SAI") dated May 1, 2003, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171.


Information about the Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at (202) 942-8090. Reports and other information about the Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.


Phoenix Life Insurance Company

www.phoenixwm.com

Investment Company Act File No. 811-4721

[logo] PHOENIX WEALTH MANAGEMENT(R)

(C)Phoenix Life Insurance Company


[logo] Printed on recycled paper. 2-03

                              INDIVIDUAL EDGE(R)                     [VERSION C]
                     PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY


PROSPECTUS                                                     MAY 1, 2003


This prospectus describes a flexible premium variable universal life insurance policy. The policy provides lifetime insurance protection for as long as it remains in force. You may allocate premiums and policy value to the Guaranteed Interest Account and/or one or more of the subaccounts of the Phoenix Life Variable Universal Life Account. The subaccounts purchase, at net asset value, shares of the following funds:

THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix-Aberdeen International Series
[diamond] Phoenix-AIM Mid-Cap Equity Series
[diamond] Phoenix-Alliance/Bernstein Enhanced Index Series [diamond] Phoenix-Alliance/Bernstein Growth + Value Series [diamond] Phoenix-Duff & Phelps Real Estate Securities Series [diamond] Phoenix-Engemann Capital Growth Series
[diamond] Phoenix-Engemann Small & Mid-Cap Growth Series [diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series [diamond] Phoenix-Hollister Value Equity Series
[diamond] Phoenix-Janus Flexible Income Series
[diamond] Phoenix-Kayne Large-Cap Core Series
[diamond] Phoenix-Kayne Small-Cap Quality Value Series [diamond] Phoenix-Lazard International Equity Select Series [diamond] Phoenix-Lazard Small-Cap Value Series
[diamond] Phoenix-Lazard U.S. Multi-Cap Series
[diamond] Phoenix-Lord Abbett Bond-Debenture Series
[diamond] Phoenix-Lord Abbett Large-Cap Value Series
[diamond] Phoenix-Lord Abbett Mid-Cap Value Series
[diamond] Phoenix-MFS Investors Growth Stock Series
[diamond] Phoenix-MFS Investors Trust Series
[diamond] Phoenix-MFS Value Series
[diamond] Phoenix-Northern Dow 30 Series
[diamond] Phoenix-Northern Nasdaq-100 Index(R) Series
[diamond] Phoenix-Oakhurst Growth and Income Series
[diamond] Phoenix-Oakhurst Strategic Allocation Series [diamond] Phoenix-Sanford Bernstein Global Value Series [diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series [diamond] Phoenix-Sanford Bernstein Small-Cap Value Series [diamond] Phoenix-Seneca Mid-Cap Growth Series
[diamond] Phoenix-Seneca Strategic Theme Series
[diamond] Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - CLASS 1
--------------------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND
-----------------------
[diamond] Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond] VIP Contrafund(R) Portfolio
[diamond] VIP Growth Opportunities Portfolio
[diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - Class 2
--------------------------------------------------------------
[diamond] Mutual Shares Securities Fund
[diamond] Templeton Developing Markets Securities Fund (1)
[diamond] Templeton Foreign Securities Fund
[diamond] Templeton Global Asset Allocation Fund (1)
[diamond] Templeton Growth Securities Fund

SCUDDER VIT FUNDS
-----------------
[diamond] Scudder VIT EAFE(R) Equity Index Fund
[diamond] Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS 1
-------------------------------------------------
[diamond] Technology Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger Foreign Forty
[diamond] Wanger International Small Cap
[diamond] Wanger Twenty
[diamond] Wanger U.S. Smaller Companies

(1) Not available for new investors


---------------------------------------------------------------------------------------------------------------------
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:      [envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                                  PO Box 8027
                                                                  Boston, MA 02266-8027
                                                      [telephone] VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
                                                                  800/541-0171

It may not be in your best interest to purchase a policy to replace an existing life insurance policy or annuity contract. You must understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any income taxes.

The policy is neither a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured or endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.

The Securities and Exchange Commission ("SEC") has neither approved nor disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus provides important information that you should know before investing.

Read and keep this prospectus for future reference.

                                TABLE OF CONTENTS

Heading                                                    Page
---------------------------------------------------------------
RISK/BENEFIT SUMMARY ....................................
  Policy Benefits .......................................
  Policy Risks ..........................................

FEE TABLES
  Transaction Fees ......................................
  Periodic Charges Other than Fund Operation Expenses....
  Minimum and Maximum Fund Operation Expenses............
PHOENIX LIFE INSURANCE COMPANY ..........................
THE PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
   (THE "ACCOUNT") ......................................
  Performance History ...................................
VOTING RIGHTS ...........................................
The Guaranteed Interest Account .........................
CHARGES AND DEDUCTIONS...................................
  General ...............................................
  Charges Deducted from Premium Payments ................
  Periodic Charges ......................................
  Mortality and Expense Risk Charge .....................
  Conditional Charges ...................................
  Transfer Charge .......................................
  Other Tax Charges .....................................
  Fund Charges ..........................................
THE POLICY ..............................................
  Contract Rights: Owner, Insured, Beneficiary ..........
  Contract Limitations...................................
  Purchasing a Policy....................................
GENERAL .................................................
  Postponement of Payments ..............................
  Optional Insurance Benefits ........................
  Death Benefit .........................................
PAYMENT OF PROCEEDS .....................................
  Surrender and Death Benefit Proceeds ..................
  Payment Options .......................................
  Surrenders.............................................
  Transfer of Policy Value...............................
  Policy Loans...........................................
  Lapse..................................................
FEDERAL INCOME TAX CONSIDERATIONS .......................
  Modified Endowment Contracts ..........................
FINANCIAL STATEMENTS.....................................
APPENDIX A INVESTMENT OPTIONS............................   A-1


RISK/BENEFIT SUMMARY
--------------------------------------------------------------------------------
This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy.

POLICY BENEFITS

DEATH BENEFITS
The policy is first and foremost, a life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary upon the death of the person insured under the policy.

You will choose a death benefit when you apply for a policy:


[diamond] Death Benefit Option 1 is equal to the greater of the policy's face amount, or the minimum death benefit

[diamond] Death Benefit Option 2 equals the greater of the face amount plus the policy value, or the minimum death benefit

You may change your Death Benefit Option at any time. Death Benefit Option 1 applies if you do not choose an option. Generally, the minimum face amount is $25,000

The minimum death benefit is equal to the policy value increased by a percentage taken from a table in the policy based on the policy year and the insured person's age.

Also available, is the Guaranteed Death Benefit Rider, an additional insurance option that you may purchase by paying specified premiums.

LOANS AND SURRENDERS

Generally, you may take loans against 90% of the policy's cash surrender value subject to certain conditions.

You may partially surrender any part of the policy anytime. A partial surrender fee will apply and a separate surrender charge may also be imposed.

You may fully surrender this policy anytime for its cash surrender value. A surrender charge may be imposed.

TEMPORARY INSURANCE COVERAGE
We will issue you a Temporary Insurance Receipt when you submit the complete, signed application and issue premium. This will provide you with immediate insurance protection under the terms set forth in the policy and in the Receipt.

FLEXIBLE PREMIUMS
The only premiums you must pay are the issue premium and any payments that may be required to prevent policy lapse.

OPTIONAL INSURANCE BENEFITS
The following benefits may be available to you by rider:

[diamond] Disability Waiver of Specified Premium
[diamond] Accidental Death Benefit
[diamond] Death Benefit Protection
[diamond] Whole Life Exchange Option (not available after January 27, 2003) [diamond] Purchase Protection Plan
[diamond] Living Benefits Option
[diamond] Cash Value Accumulation
[diamond] Child Term
[diamond] Family Term
[diamond] Phoenix Individual Edge Term
[diamond] Age 100+ Rider
[diamond] LifePlan Options Rider

Availability of these riders depends upon state approval and may involve extra cost.

YOUR RIGHT TO CANCEL THE POLICY
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within 10 days after you receive it, or within 45 days of signing the application. Your state may require a longer period.

POLICY RISKS

VARIATIONS

The policy is subject to laws and regulations in every state where the policy is sold and the terms of the policy may vary from state to state.

SUITABILITY RISK
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. Surrender charges apply during the first ten years; therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of the policy value during the first several policy years.

TAX EFFECTS
Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE
During the first (X) policy years the policy will remain in force as long as the policy value is enough to pay the monthly charges incurred under the policy. After that, your policy will remain in force as long as the cash surrender value is enough to pay the monthly charges incurred under the policy. If the cash surrender value (or the policy value in the first X years) is no longer enough to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK
A comprehensive discussion of the risks of each fund purchased by a subaccount of the Phoenix Life Variable Universal Life Account may be found in the funds' prospectuses. Each series is subject to market fluctuations and the risks inherent with ownership of securities. There is no assurance that any series will achieve its stated investment objective.

THE FOLLOWING TABLES DESCRIBE THE FEES, AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

                                TRANSACTION FEES

-------------------------------- ---------------------------- ----------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PREMIUM TAX CHARGE               Upon Payment                 2.25% of each premium
-------------------------------- ---------------------------- ----------------------------------------------------------------------
FEDERAL TAX CHARGE               Upon Payment                 1.5% of each premium
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ISSUE EXPENSE CHARGE             Monthly during the first     $1.50 per $1,000 of face amount, up to a maximum of $600.
                                 12 policy months following
                                 policy issue, or face
                                 amount increase. Any unpaid
                                 balance will be deducted
                                 upon lapse or termination.
-------------------------------- ---------------------------- ----------------------------------------------------------------------

SURRENDER CHARGE                 Upon full surrender or         The maximum surrender charge you could pay is:
                                 lapse or termination
                                                                         >  2.25%                for policy months 1-60
                                                                         >  2.25% minus .03t     where t equals policy months 61-96
                                                                         >  1.17% minus .0488t   where t equals policy months 97-119
                                                                         >   0                   for policy month greater than 119

                                                                                The surrender charge also applies when there is an
                                                                                increase in face amount.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
PARTIAL SURRENDER CHARGE         Upon Partial Surrender or    For a partial surrender:
                                 a decrease in the policy     -----------------------
                                 face amount.                 The charge that would apply upon a full surrender multiplied by the partial surrender amount divided by  the result of subtracting the full surrender charge from the policy value.

                                                              For a decrease in face amount:

                                                              ------------------------------
                                                              The charge that would apply upon a full surrender multiplied by the decrease in face amount divided by  the face amount prior to the decrease.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PARTIAL SURRENDER FEE            Upon Partial Surrender       2.0% of the amount withdrawn, up to a maximum of $25.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
TRANSFER CHARGE                  Upon Transfer                At present, we do not charge for transfers between investment options, but we reserve the right to charge up to $10 per transfer after the first two transfers in any given policy year.

 -------------------------------- ---------------------------- ---------------------------------------------------------------------
OTHER TAX CHARGES                When we become liable        We do not charge for taxes at this time, however we reserve the
                                 for taxes.                   right to impose a charge should we become liable for taxes in the future.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LOAN INTEREST RATE CHARGED       Upon Loan                    The rates in effect before the Insured reaches age 65 in all states except New York and New Jersey are:

                                                              >  Policy Year 1-10:    4%

                                                              >  Policy Year 11-15:   3%

                                                              >  Policy Year 16+:   2.25
                                                              The rates in effect before the Insured reaches age 65 in New York and
                                                              New Jersey are:

                                                              >  Policy Year 1-10:    6%

                                                              >  Policy Year 11-15:   5%

                                                              >  Policy Year 16+:   4.25%
-------------------------------- ---------------------------- ----------------------------------------------------------------------
THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY
DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.


PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

-------------------------------- ---------------------------- ----------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------


COST OF INSURANCE(1):            On policy date and monthly
                                 on policy processing day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Minimum and Maximum Charge                                We charge a minimum of $0.048 per $1,000 of face amount to a maximum of $83.33 per $1,000 of face amount per month.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Example for a male age 45,                                We would charge $0.246 per $1,000 of face amount per month. We will
    in the nonsmoker premium                                  increase this charge as he ages.
    class

-------------------------------- ---------------------------- ----------------------------------------------------------------------
ADMINISTRATIVE CHARGE            Monthly                      We currently charge $5 per month, and reserve the right to charge up to $10 per month in the future.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
MORTALITY AND EXPENSE RISK       Daily                        0.80% of average daily net assets on an annual basis in policy
CHARGE(2)                                                     years 1-15

                                                              0.25% of average daily net assets on an annual basis in policy years 16+
------------------------------------------------------------------------------------------------------------------------------------

                                                    OPTIONAL INSURANCE BENEFITS
------------------------------------------------------------------------------------------------------------------------------------
DISABILITY WAIVER OF SPECIFIED   On Rider Policy Date, and
PREMIUM RIDER                    monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Minimum and Maximum Charge                                We charge from $0.22 to $0.82 per $100 of premium amount waived per month.
-------------------------------- ---------------------------- ----------------------------------------------------------------------

    Example for a male age 45,                                We would charge $0.66 per $100 of premium amount waived per month.
    in the nonsmoker premium
    class
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ACCIDENTAL DEATH BENEFIT RIDER   On Rider Policy Date, and
                                 monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Minimum and Maximum Charge                                We charge from $0.07 to $0.26 per $1,000 of rider face amount per month.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Example for a male age 45,                                We would charge $0.79 per $1,000 of rider face amount per month.
    in the nonsmoker premium
    class
-------------------------------- ---------------------------- ----------------------------------------------------------------------
DEATH BENEFIT PROTECTION RIDER   On Rider Policy Date, and    We charge $0.01 per thousand of face amount per month.
                                 monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PURCHASE PROTECTION PLAN RIDER   On Rider Policy Date, and
                                 monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Minimum and Maximum Charge                                We charge from $0.05 to $0.17 per unit purchased per month.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Example for a male age 45,                                We would charge $0.16 per unit purchased per month.
    in the nonsmoker premium
    class
-------------------------------- ---------------------------- ----------------------------------------------------------------------
CHILD TERM RIDER                 On Rider Policy Date, and
                                 monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Minimum and Maximum Charge                                We charge from $0.0531 to $0.1126 per $1,000 of rider face amount per month.
-------------------------------- ---------------------------- ----------------------------------------------------------------------

-------------------------------- ---------------------------- ----------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------

    Example for a male child                                  We would charge $0.0569 per $1,000 of rider face amount per month
    age 10                                                    for the first policy year which will generally increase as the insured child ages.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
FAMILY TERM RIDER                On Rider Policy Date, and
                                 monthly on each Monthly
                                 Calculation Day

-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Minimum and Maximum Charge                                We charge from $0.08 to $6.4884 per $1,000 of rider face amount per month.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Example for a male age 45,                                We would charge $1.9083 per $1,000 of rider face amount per month for
    in the nonsmoker premium                                  the first policy year which will increase as the insured person ages.
    class

-------------------------------- ---------------------------- ----------------------------------------------------------------------
PHOENIX INDIVIDUAL EDGE          On Rider Policy Date, and
    TERM RIDER                   monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Minimum and Maximum Charge                                We charge from $0.0454 to $156.9435 per $1,000 of rider face amount per month.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Example for a male age 45,                                We would charge $0.19 per $1,000 of rider face amount per month for
    in the nonsmoker premium                                  the first policy year which will increase as the insured person ages.
    class
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LIVING BENEFITS RIDER            We do not charge for this    No charge. We describe this rider later under "Additional Rider
                                 rider.                       Benefits."
-------------------------------- ---------------------------- ----------------------------------------------------------------------
CASH VALUE ACCUMULATION RIDER    We do not charge for this    No charge. We describe this rider later under "Additional Rider
                                 rider, but you must elect    Benefits."
                                 this rider before we issue
                                 your policy.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
WHOLE LIFE EXCHANGE RIDER (3)    We do not charge for this    No charge. We describe this rider later under "Additional Rider
                                 Rider.                       Benefits."
-------------------------------- ---------------------------- ----------------------------------------------------------------------

AGE 100+ RIDER                   We do not charge for this    No charge. We describe this rider under "Additional
                                 Rider.                       Benefits."
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LIFEPLAN OPTIONS RIDER           We do not charge for this    No charge for the rider. However, to the extent there is an increase
                                 Rider.                       in face amount there will be an increase in the cost of insurance.

(1) Cost of insurance charges vary with age, gender, risk class, policy year, net amount at risk, and policy face amount. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed cost of insurance applicable to your policy, and more detailed information concerning your cost of insurance is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the insured's age and premium class, the death benefit option, face amount, planned periodic premiums, and riders requested.
(2) We do not deduct this charge from amounts allocated to the Guaranteed Interest Account.
(3) This rider is no longer available.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                         Minimum        Maximum


Total Annual Fund Operating Expenses(1)                   0.31%    -     4.09%
(expenses that are deducted from a fund's assets, including management fees, distribution and/or
12 b-1 fees, and other expenses)

(1) We have provided the total and net fund operating expenses for each available investment portfolio in Appendix A.

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly-owned subsidiary of The Phoenix Companies, Inc., a newly-formed, publicly-traded Delaware corporation. Our executive office is at One American Row, Hartford, Connecticut, 06102-5056 and our main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

THE PHOENIX LIFE VARIABLE UNIVERSAL LIFE
ACCOUNT (THE "ACCOUNT")
--------------------------------------------------------------------------------

Phoenix Life Insurance Company established the Account as a separate account under New York insurance law on June 17, 1985. The Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management, investment practices or policies of the Account or of Phoenix.

All income, gains or losses of the Account are credited to or charged against amounts placed in the Account without regard to the other income, gains and losses of Phoenix. The assets of the Account may not be charged with liabilities arising out of any other business we conduct. Phoenix is responsible for all obligations under the policies.

The Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every business day that the New York Stock Exchange is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page 1 of this prospectus. Each portfolio's investment type is given in Appendix A.

Phoenix does not guarantee the investment performance of the Account or any of its subaccounts. The policy value allocated to the Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Account.

We reserve the right to add, remove, modify, or substitute portfolios in which the Account invests.

PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.

VOTING RIGHTS
--------------------------------------------------------------------------------

We legally own all fund shares held by the subaccounts; however we vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1) the election of the fund's Trustees;

2) the ratification of the independent accountants for the fund;

3) approval or amendment of investment advisory agreements;

4) a change in fundamental policies or restrictions of the series; and

5) any other matters requiring a shareholder vote.

You may obtain an available fund's prospectus by contacting VULA at the address and telephone number given on page 1.

THE GUARANTEED INTEREST ACCOUNT
In addition to the Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

We reserve the right to limit total deposits and transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Account at any time. In general, you may make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greatest of $1,000 or 25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. You may transfer the total value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] First Year: 25% of the total value
[diamond] Second Year: 33% of remaining value
[diamond] Third Year: 50% of remaining value
[diamond] Fourth Year: 100% of remaining value

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the Securities and Exchange Commission has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL
Charges are deducted in connection with the policy to compensate us for:

[diamond] our expenses in selling the policy;

[diamond] underwriting and issuing the policy;

[diamond] premium and federal taxes incurred on premiums received;

[diamond] providing the insurance benefits set forth in the policy; and

[diamond] assuming certain risks in connection with the policy.

The nature and amount of these charges are more fully described in sections below.

When we issue policies under group or sponsored arrangements, we may reduce or eliminate the:

[diamond] issue expense charge; and/or

[diamond] surrender charge.

Sales to a group or through sponsored arrangement often result in lower per policy costs and often involve a greater stability of premiums paid into the policies. Under such circumstances, Phoenix tries to pass these savings onto the purchasers. The amount of reduction will be determined on a case-by-case basis and will reflect the cost reduction we expect as a result of these group or sponsored sales.

Certain charges are deducted only once, others are deducted periodically, while certain others are deducted only if certain events occur.

CHARGES DEDUCTED FROM PREMIUM PAYMENTS
PREMIUM TAX CHARGE. Various states (and counties and cities) impose a tax on premiums received by insurance companies. Premium taxes vary from state to state. Currently, these taxes range from 0.62% to 4% of premiums paid. Moreover, certain municipalities in Louisiana, Kentucky, Alabama and South Carolina also impose taxes on premiums paid, in addition to the state taxes imposed. The premium tax charge represents an amount we consider necessary to pay all premium taxes imposed by these taxing authorities, and we do not expect to derive a profit from this charge. Policies will be assessed a tax charge equal to 2.25% of the premiums paid. These charges are deducted from each premium payment.

FEDERAL TAX CHARGE. A charge equal to 1.50% of each premium will be deducted from each premium payment to cover the estimated cost to us of the federal income tax treatment of deferred acquisition costs.

PERIODIC CHARGES

MONTHLY CHARGES
We make monthly deductions on each monthly calculation day. The amount we deduct is allocated among subaccounts and the nonloaned portion of the Guaranteed Interest Account based on your specified allocation schedule.

You will select this schedule in your application, and you can change it later.

If the amount allocated to a subaccount or the nonloaned portion of the Guaranteed Interest Account is less than the amount to be deducted, we will proportionally increase the deduction from the other subaccounts or Guaranteed Interest Account.

ISSUE EXPENSE CHARGE. This charge helps us pay the underwriting and start-up expenses we incur when we issue a policy. We charge $1.50 per $1,000 of initial face amount to a maximum of $600.

You will incur a new issue expense charge if you increase your policy's face amount. We will assess the new charge only on the amount of the increase.

We deduct this charge in twelve equal installments for the year following policy issue or a face amount increase. Any unpaid balance of the issue expense charge will be paid to Phoenix upon policy lapse or termination.

ADMINISTRATIVE CHARGE. We currently charge $5 to cover the cost of daily administration, monthly processing, updating daily values and for annual/quarterly statements. We guarantee this charge will never exceed $10 per month.

COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the amount at risk. The amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the insured person's gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans. We base the current monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners' Standard Ordinary Mortality Table, adjusted for risk classifications. We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age and risk class whose policies have been in force for the same length of time.

We currently insure each life as either a standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. A life in the standard risk classes will have a lower cost of insurance for an otherwise identical policy, than a life in a higher mortality risk class. A nonsmoker will generally incur a lower cost of insurance than a similarly situated smoker.

COST OF OPTIONAL INSURANCE BENEFITS: Certain policy riders require the payment of additional premiums to pay for the benefit provided by the rider. These options are available if approved in your state.

Five riders are available at no charge with every Individual Edge policy:


[diamond] Living Benefits Rider. This rider allows, in the event of terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit, to a maximum of $250,000, with the proviso that a minimum of $10,000 face amount remain on the policy thereafter.

[diamond] Cash Value Accumulation Rider. You must elect this rider before we issue your policy. The rider generally allows you to pay more premium than would otherwise be permitted.

[diamond] Age 100+ Rider. This rider maintains the full death benefit under the policy after the insured's age 100, as long as the cash surrender Value is greater than zero.

[diamond] Life Plans Options Rider. At specified policy anniversaries, you can exercise or elect one of three options to: (1) increase the face amount; (2) to reduce the face amount without incurring a partial surrender charge; or (3) to exchange the policy for an annuity without incurring a surrender charge.

[diamond] Whole Life Exchange Option Rider. This rider permits you to exchange policy for a fixed benefit whole life policy at the later of age 65 or policy year 15. To the extent there is an increase in face amount there will be an increase in the cost of insurance.

We charge for providing benefits under the following riders:

[diamond] Disability Waiver of Specified Premium Rider charges will depend on the age and gender of the person we insure, and the amount of premium waived. We also offer this rider with substandard ratings of 150% and 200%. We insure people from age 5 through 60 under this rider and terminate the rider when the insured person reaches age 65.

[diamond] Accidental Death Benefit Rider charges vary based on age, sex, and amount of additional death benefit.

[diamond] Purchase Protection Plan Rider charges vary based on age. The maximum number of PPP units allowed varies with issue age and cannot be more than twice the initial base face amount in thousands. This rider is available to those we insure up to age 37.

[diamond] Child Term Rider charges depend on the child's age and gender, and the Rider's face amount. This rider is available for children up to age 17, and will terminate when the child reaches age 25.

[diamond] Family Term Rider charges vary based on the age(s), gender(s), smoker classification(s) of the family members. and with the Rider' face amount. This rider is available for family members of the person insured under the policy who are between the ages of 18 and 60, and will terminate when the family member reaches age 70.

[diamond] Phoenix Individual Rider charges vary based on age, gender, smoker classification, and table rating, and the Rider's face amount.

[diamond] Death Benefit Protection Rider charge is based upon the face amount.

DAILY CHARGES
We deduct a percentage each business day from every subaccount. This deduction is reflected in each subaccount's daily value.

MORTALITY AND EXPENSE RISK CHARGE
We assume a mortality risk that, as a whole, the lives we insure may be shorter than we expected. We would then pay greater total death benefits than we had expected.

We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

We also assume other risks associated with issuing the policies, such as incurring greater than expected costs due to policy loans.

If our expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

We will deduct this charge only from your investments in the Separate Account. We do not make any deduction for this charge from policy value allocated to the Guaranteed Interest Account.

For the first 15 policy years we charge the maximum mortality and expense charge of .80% of your policy value in the subaccounts each month for all policy options. Beginning in policy year 16 we charge a reduced mortality and expense risk charge of 0.25%.

LOAN INTEREST CHARGED
We charge your policy for outstanding loans at the rates illustrated in the tables below. As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account. The difference is to compensate us for costs associated with administering the loans. These rates apply until the person insured reaches age 65.

------------- ------------------------ ------------------------------
              LOAN INTEREST RATE          RATE WE CREDIT THE
              CHARGED                     LOANED PORTION OF THE
                                          GUARANTEED INTEREST
                                          ACCOUNT
------------- ------------------------ ------------------------------
 POLICY           MOST        NEW YORK/        MOST        NEW YORK/
 YEARS:          STATES       NEW JERSEY       STATES      NEW JERSEY

------------- ----------- ------------ ------------    -----------
 1-10              4%          6%                2%           4%
------------- ----------- ------------ ------------    -----------
 11-16             3%          5%                2%           4%
------------- ----------- ------------ ------------    -----------
 16+              2.5%        4.5%               2%           4%
------------- ----------- ------------ ------------    -----------

CONDITIONAL CHARGES
These are other charges that are imposed only if certain events occur.

[diamond] Surrender Charge. During the first 10 policy years, there is a difference between the amount of policy value and the amount of cash surrender value of the policy. This difference is the surrender charge, which is a contingent deferred sales charge. The surrender charge is designed to recover the expense of distributing policies that are terminated before distribution expenses have been recouped from revenue generated by these policies. These are contingent charges because they are paid only if the policy is surrendered (or the face amount is reduced or the policy lapses) during this period. They are deferred charges because they are not deducted from premiums.

          During the first 10 policy years, the surrender charge is equal to certain premium called the commission target premium multiplied by the following factors:

                  2.25%               for policy months 1-60
                  2.25% minus .03t    where t equals policy months 61-96
                  1.17% minus .0488t  where t equals policy months 97-119
                  0                   for policy month greater than 119

          This amount is capped by the maximum allowable surrender charge under the Standard Nonforfeiture Law of each state.

          The following table shows the surrender charges applicable for a male Nonsmoker for a face amount of $100,000:

                  ISSUE AGE                 INITIAL SURRENDER
                     25                              $1,235.25
                     35                               1,923.75
                     45                               3,127.94
                     55                               4,611.17
                     65                               5,850.00
                     75                               5,850.00
                     85                               5,850.00

          The following table gives a specific example for the duration of the surrender charge period for a male age 35 nonsmoker, For a face amount of $100,000. The surrender charge is equal to:

                              SURRENDER CHARGE SCHEDULE
                              -------------------------
                  POLICY            SURRENDER        POLICY            SURRENDER
                 MONTH                CHARGE          MONTH              CHARGE
                   1-12              $1923.75         89                $1179.90
                  13-24               1923.75         90                 1154.25
                  25-36               1923.75         91                 1128.60
                  37-48               1923.75         92                 1102.95
                  49-60               1923.75         93                 1077.30
                    61                1898.10         94                 1051.65
                    62                1872.45         95                 1026.00
                    63                1846.80         96                 1000.35
                    64                1821.15         97                  958.63
                    65                1795.50         98                  916.90
                    66                1769.85         99                  875.18
                    67                1744.20         100                 833.45
                    68                1718.55         101                 791.73
                    69                1692.90         102                 750.01
                    70                1667.25         103                 708.28
                    71                1641.60         104                 666.56
                    72                1615.95         105                 624.83
                    73                1590.30         106                 583.11
                    74                1564.65         107                 541.39
                    75                1539.00         108                 499.66
                    76                1513.35         109                 457.94
                    77                1487.70         110                 416.21
                    78                1462.05         111                 374.49
                    79                1436.40         112                 332.77
                    80                1410.75         113                 291.04
                    81                1385.10         114                 249.32
                    82                1359.45         115                 207.59
                    83                1333.80         116                 165.87
                    84                1308.15         117                 124.15
                    85                1282.50         118                  82.42
                    86                1256.85         119                  40.70
                    87                1231.20         120                  00.00
                    88                1205.55

[diamond] PARTIAL SURRENDER FEE. In the case of a partial surrender, an additional fee is imposed. This fee is equal to 2% of the amount withdrawn but not more than $25. It is intended to recover the actual costs of processing the partial surrender request and will be deducted from each subaccount and Guaranteed Interest Account in the same proportion as the withdrawal is allocated. If no allocation is made at the time of the request for the partial surrender, withdrawal allocation will be made in the same manner as are monthly deductions.

[diamond] PARTIAL SURRENDER CHARGE. If less than all of the policy is surrendered, the amount withdrawn is a "partial surrender." A charge as described below is deducted from the policy value upon a partial surrender of the policy. This is equal to the charge that would apply upon a full surrender multiplied by the partial surrender amount divided by the result of subtracting the full surrender charge from the policy value. We withdraw this amount from the subaccounts and the Guaranteed Interest Account in the same proportion as for the withdrawal.

          A partial surrender charge also is deducted from policy value upon a decrease in face amount. The charge is equal to the applicable surrender charge multiplied by a fraction equal to the decrease in face amount divided by the face amount of the policy prior to the decrease.

TRANSFER CHARGE
Currently we do not charge for transfers between subaccounts, however we reserve the right to charge up to $10 for each transfer in excess of two each calendar year.

OTHER TAX CHARGES
Currently no charge is made to the Account for federal income taxes that may be attributable to the Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Account.

FUND CHARGES
As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. We provide a table of these charges in Appendix A.

These fund charges and other expenses are described more fully in the accompanying fund prospectuses.

THE POLICY
--------------------------------------------------------------------------------

CONTRACT RIGHTS: OWNER, INSURED, BENEFICIARY

OWNER The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your", in this prospectus, we are referring to the owner.

INSURED The insured is the person on whose life the policy is issued. You name the insured in the application for the policy. We will not issue a policy for an insured that is more than 75 years old. Before issuing a policy, we will require evidence that the insured is, in fact, insurable. This will usually require a medical examination.

BENEFICIARY The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and secondary. These classes will set the order of payment. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to VULA. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the insured dies, unless you have given us different instructions, we will pay you the death benefit. If you are deceased, it will be paid to your estate.

CONTRACT LIMITATIONS

ASSIGNMENT The policy may be assigned. We will not be bound by the assignment until a written copy has been received and we will not be liable with respect to any payment made prior to receipt. We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES We base our rates on the insured person's gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

We will accept payment with your application and allocate the premium as described below. We may refuse to issue your policy within 5 business days, in which case we will provide a policy refund, as outlined below.

ELIGIBLE PURCHASERS Any person up to the age of 85 is eligible to be insured under a newly purchased policy after providing suitable evidence of insurability. You can purchase a policy to insure the life of another person provided that you have an insurable interest in that life and the prospective insured consents.

PREMIUM PAYMENTS The Individual Edge policy is a flexible premium variable universal life insurance policy. It has a death benefit, cash surrender value and a loan privilege as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate your premium into one or more of several subaccounts of the Account or the Guaranteed Interest Account. Each subaccount of the Account, in turn, invests its assets exclusively in a portfolio of the funds. The policy value varies according to the investment performance of the series to which premiums have been allocated.

The minimum issue premium for a policy is generally 1/6 of the planned annual premium (an amount determined at the time of application) and is due on the policy date. The insured must be alive when the issue premium is paid.

Thereafter, the amount and payment frequency of planned premiums are as shown on the schedule page of the policy. The issue premium payment should be delivered to your registered representative for forwarding to our Underwriting Department. Additional payments should be sent to VPMO.

A number of factors concerning the person you insure and the policy features you desire will affect our required issue premium. The person's age, gender and risk class can affect the issue premium, as can policy features such as face amount and added benefits. We will generally allocate the issue premium, less applicable charges, according to your instructions when we receive your completed application. We may issue some policies with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net issue premium and the net of other premiums paid during your right to cancel period to the Phoenix-Goodwin Money Market subaccount. When your right to cancel expires we allocate the policy value among the subaccounts and/or the Guaranteed Interest Account according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

We reduce premium payments by the premium expense charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $25. The policy contains a total premium limit as shown on the schedule page. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

PAYMENT BY CHECK We may wait to credit your policy if you pay by check until your check has cleared your bank.

AUTOMATED PAYMENTS You may elect to have us deduct periodic premium payments directly from your bank account. The minimum we will withdraw under such a plan is $25 per month.

ALLOCATION OF PREMIUM We will generally allocate the issue premium less applicable charges to the Account or to the Guaranteed Interest Account upon receipt of a completed application, in accordance with the allocation instructions in the application for a policy. However, policies issued in certain states and policies issued in certain states pursuant to applications which state the policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during your right to cancel period) to the Phoenix-Goodwin Money Market Subaccount of the Account and, at the expiration of the right to cancel period, the policy value of the Phoenix-Goodwin Money Market Subaccount is allocated among the subaccounts of the Account or to the Guaranteed Interest Account in accordance with the applicant's allocation instructions in the application for insurance.

Premium payments received by us will be reduced by applicable state premium tax and by 1.50% for federal tax charges. The issue premium also will be reduced by the issue expense charge deducted in equal monthly installments over a 12-month period. Any unpaid balance of the issue expense charge will be paid to Phoenix upon policy lapse or termination.

Premium payments received during a grace period, after deduction of state and federal tax charges and any sales charge, will first be used to cover any monthly deductions during the grace period. Any balance will be applied on the payment date to the various subaccounts of the Account or to the Guaranteed Interest Account, based on the premium allocation schedule elected in the application for the policy or by your most recent instructions. See "Transfer of Policy Value--Nonsystematic Transfers."

POLICY REFUND Should you elect to return your policy under your right to cancel we will treat your policy as if we had never issued it. For policies other than those issued with a Temporary Money Market Allocation Amendment, we will return the sum of the following as of the date we receive the returned policy:

(1) the current policy value less any unpaid loans and loan interest; plus

(2) any monthly deductions, partial surrender fees and other charges made under the policy.

For policies issued with the Temporary Money Market Amendment, the amount returned will equal any premiums paid less any unpaid loans and loan interest and less any partial surrender amounts paid.

We retain the right to decline to process an application within 7 days of our receipt of the completed application for insurance. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund to you the same amount as would have been refunded under the policy had it been issued but returned for refund while you have your right to cancel.

GENERAL
--------------------------------------------------------------------------------

POSTPONEMENT OF PAYMENTS

GENERAL
Payment of any amount upon complete or partial surrender, policy loan or benefits payable at death (in excess of the initial face amount) or maturity may be postponed:

[diamond] for up to 6 months from the date of the request, for any transactions dependent upon the value of the Guaranteed Interest Account;

[diamond] whenever the NYSE is closed other than for customary weekend and holiday closings or trading on the NYSE is restricted as determined by the SEC; or

[diamond] whenever an emergency exists, as decided by the SEC as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets.

Transfers also may be postponed under these circumstances.

OPTIONAL INSURANCE BENEFITS

You may elect additional benefits under a policy, and you may cancel these benefits at anytime. A charge will be deducted monthly from the policy value for each additional rider benefit chosen except where noted below. More details will be included in the form of a rider to the policy if any of these benefits is chosen. The following benefits are currently available and additional riders may be available as described in the policy (if approved in your state).

[diamond] DISABILITY WAIVER OF SPECIFIED PREMIUM RIDER. We waive the specified premium if the insured becomes totally disabled and the disability continues for at least six months. Premiums will be waived to the policy anniversary nearest the insured's 65th birthday (provided that the disability continues). If premiums have been waived continuously during the entire 5 years prior to such date, the waiver will continue beyond that date. The premium will be waived upon our receipt of notice that the Insured is totally disabled and that the disability occurred while the rider was in force.

[diamond] ACCIDENTAL DEATH BENEFIT RIDER. An additional death benefit will be paid before the policy anniversary nearest the insured's 75th birthday, if:
          o  the insured dies from bodily injury that results from an accident;
             and
          o  the insured dies no later than 90 days after injury.

[diamond] DEATH BENEFIT PROTECTION RIDER. The purchase of this rider provides that the death benefit will be guaranteed. The amount of the guaranteed death benefit is equal to the initial face amount, or the face amount that you may increase or decrease, provided that certain minimum premiums are paid. Unless we agree otherwise, the initial face amount and the face amount remaining after any decrease must at least equal $50,000 and the minimum issue age of the insured must be 20. Three death benefit guarantee periods are available. The minimum premium required to maintain the guaranteed death benefit is based on the length of the guarantee period as elected on the application. The three available guarantee periods are:

          1) death benefit guaranteed until the later of the policy anniversary nearest the insured's 70th birthday or policy year 7;

          2) death benefit guaranteed until the later of the policy anniversary nearest the insured's 80th birthday or policy year 10;

          3) death benefit guaranteed until the later of the policy anniversary nearest the insured's 95th birthday.

          Death benefit guarantee periods 1 or 2 may be extended provided that the policy's cash surrender value is sufficient and you pay the new minimum required premium.

[diamond]         For policies issued in New York, 2 guarantee periods are
                  available:

                  1 The policy anniversary nearest the Insured's 75th
                    birthday or the 10th policy year; or
                  2 The policy anniversary nearest the Insured's 95th birthday.

[diamond] PURCHASE PROTECTION PLAN RIDER. Under this rider you may, at predetermined future dates, purchase additional insurance protection without evidence of insurability.

[diamond] LIVING BENEFITS RIDER. Under certain conditions, in the event of the terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit (up to a maximum of $250,000) is available. The minimum face amount of the policy after any such accelerated benefit payment is $10,000. There is no charge for this rider.

[diamond] CASH VALUE ACCUMULATION RIDER. This rider generally permits you to pay more in premium than otherwise would be permitted. This rider must be elected before the policy is issued. There is no charge for this rider.

[diamond] CHILD TERM RIDER. This rider provides annually renewable term coverage on children of the insured who are between 14 days old and age 18. The term insurance is renewable to age 25. Each child will be insured under a separate rider and the amount of insurance must be the same. Coverage may be converted to a new whole life or variable insurance policy at any time prior to the policy anniversary nearest insured child's 25th birthday.

[diamond] FAMILY TERM RIDER. This rider provides annually renewable term insurance coverage to age 70 on the insured or members of the insured's immediate family who are at least 18 years of age. The rider is fully convertible through age 70 for each insured to either a fixed benefit or variable policy.

[diamond] PHOENIX INDIVIDUAL EDGE TERM RIDER. This rider provides annually renewable term insurance coverage to age 100 on the life of the insured under the base policy. The face amount of the term insurance may be level or increasing. The initial rider death benefit cannot exceed 4 times the initial face amount of the policy.

[diamond] AGE 100+ RIDER. This rider maintains the full death benefit under the policy after the insured's age 100, as long as the cash surrender value is greater than zero. There is no charge for this rider.

[diamond] LIFEPLAN OPTIONS RIDER. At specified 5th, 10th and 15th year policy
          Anniversaries, subject to various limitations as set forth in the rider, The following policy options may be exercised or elected.
                  1 An option to increase the total face amount of the policy by up to $1,000,000 without a medical exam requirement, while other traditional underwriting rules will still apply.
                  2 An option to reduce the base policy face amount up to 50%
                    without incurring a partial surrender charge.
                  3 An option to exchange the policy for an annuity without
                    incurring a surrender charge. This option is not available until the 10th policy anniversary.

          While there is no charge for this rider, if you select option 1, you will incur an increase in your cost of insurance due to the increase in face amount.

[diamond] WHOLE LIFE EXCHANGE OPTION RIDER. This rider permits you to exchange the policy for a fixed benefit whole life policy at the later of age 65 or policy year 15. There is no charge for this option.

          This option is no longer available.

DEATH BENEFIT

GENERAL
The death benefit under Option 1 equals the policy's face amount on the date of the death of the insured or, if greater, the minimum death benefit on the date of death.

Under Option 2, the death benefit equals the policy's face amount on the date of the death of the insured, plus the policy value or, if greater, the minimum death benefit on that date.

Under either option, the minimum death benefit is the policy value on the date of death of the insured increased by a percentage determined from a table contained in the policy. This percentage will be based on the insured's attained age at the beginning of the policy year in which the death occurs. If no option is elected, Option 1 will apply.

REQUESTS FOR INCREASE IN FACE AMOUNT
Any time after the first policy anniversary, you may request an increase in the face amount of insurance provided under the policy. Requests for face amount increases must be made in writing, and we require additional evidence of insurability. The effective date of the increase generally will be the policy anniversary following approval of the increase. The increase may not be less than $25,000 and no increase will be permitted after the insured's age 75. The charge for the increase is $1.50 per $1,000 of face amount increase requested subject to a maximum of $600. No additional monthly administration charge will be assessed for face amount increase. We will deduct any charges associated with the increase (the increases in cost of insurance charges), from the policy value, whether or not you pay an additional premium in connection with the increase. The surrender charge applicable to the policy also will increase. At the time of the increase, the cash value must be sufficient to pay the monthly deduction on that date, or additional premiums will be paid on or before the effective date. Also, a new right to cancel period (see "Summary - Right to Cancel") will be established for the amount of the increase.

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT ON DEATH BENEFIT A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge will be deducted from policy value based on the amount of the decrease or partial surrender. If the charge is a decrease in face amount, the death benefit under a policy would be reduced on the next monthly calculation day. If the charge is a partial surrender, the death benefit under a policy would be reduced immediately. A decreased in the death benefit may have certain income tax consequences.

REQUESTS FOR DECREASE IN FACE AMOUNT
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least equal to $10,000 and face amount remaining after the decrease must be at least $25,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request. A partial surrender charge will be deducted from the policy value based on the amount of the decrease. The charge will equal the applicable surrender charge that would apply to a full surrender multiplied by a fraction (which is equal to the decrease in face amount divided by the face amount of the policy before the decrease).

PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------

SURRENDER AND DEATH BENEFIT PROCEEDS
Death benefit proceeds and the proceeds of full or partial surrenders will be processed at unit values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within 7 days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated, e.g., to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

Under certain conditions, in the event of the terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit (up to maximum of $250,000), is available under the Living Benefits Rider. The minimum face amount remaining after any such accelerated benefit payment is $10,000.

While the insured is living, you may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount of surrender or death benefit proceeds that may be applied under any payment option is $1,000.

If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.

PAYMENT OPTIONS
All or part of the surrender or death proceeds of a policy may be applied under one or more of the following payment options or such other payment options or alternative versions of the options listed as we may choose to make available in the future.

OPTION 1--LUMP SUM Payment in one lump sum.

OPTION 2--LEFT TO EARN INTEREST
A payment of interest during the payee's lifetime on the amount payable as a principal sum. Interest rates are guaranteed to be at least 3% per year.

OPTION 3--PAYMENT FOR A SPECIFIC PERIOD
Equal installments are paid for a specified period of years whether the payee lives or dies. The first payment will be on the date of settlement. The assumed interest rate on the unpaid balance is guaranteed not to be less than 3% per year.

OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN Equal installments are paid until the later of:

[diamond] the death of the payee; or

[diamond] the end of the period certain.

The first payment will be on the date of settlement.

The period certain must be chosen at the time this option is elected. The periods certain that you may choose from are as follows:

[diamond] 10 years;

[diamond] 20 years; or

[diamond] until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

Any life annuity provided under Option 4 is computed using an interest rate guaranteed to be no less than 3 3/8% per year, but any life annuity providing a period certain of 20 years or more is computed using an interest rate guaranteed to be no less than 3 1/4% per year.

OPTION 5--LIFE ANNUITY
Equal installments are paid only during the lifetime of the payee. The first payment will be on the date of settlement. Any life annuity as may be provided under Option 5 is computed using an interest rate guaranteed to be no less than 3 1/2% per year.

OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
Equal installments of a specified amount, out of the principal sum and interest on that sum, are paid until the principal sum remaining is less than the amount of the installment. When that happens, the principal sum remaining with accrued interest will be paid as a final payment. The first payment will be on the date of settlement. The payments will include interest on the remaining principal at a guaranteed rate of at least 3% per year. This interest will be credited at the end of each year. If the amount of interest credited at the end of the year exceeds the income payments made in the last 12 months, that excess will be paid in 1 sum on the date credited.

OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR
PERIOD CERTAIN
The first payment will be on the date of settlement. Equal installments are paid until the latest of:

[diamond] the end of the 10-year period certain;

[diamond] the death of the insured; or

[diamond] the death of the other named annuitant.

The other annuitant must have attained age 40, must be named at the time this option is elected and cannot later be changed. Any joint survivorship annuity that may be provided under this option is computed using a guaranteed interest rate to equal at least 3 3/8% per year.

For additional information concerning the above payment options, see the policy.

SURRENDERS

GENERAL
At any time during the lifetime of the insured and while the policy is in force, you may partially or fully surrender the policy by sending to VPMO a written release and surrender in a form satisfactory to us. We may also require you to send the policy to us. The amount available for surrender is the cash surrender value at the end of the valuation period during which the surrender request is received at VPMO.

Upon partial or full surrender, we generally will pay to you the amount surrendered within 7 days after we receive the written request for the surrender. Under certain circumstances, the surrender payment may be postponed. See "General Provisions--Postponement of Payments." For the federal tax effects of partial and full surrenders, see "Federal Income Tax Considerations."

FULL SURRENDERS
If the policy is being fully surrendered, the policy itself must be returned to VPMO, along with the written release and surrender of all claims in a form satisfactory to us. You may elect to have the amount paid in a lump sum or under a payment option. See "Conditional Charges--Surrender Charge" and "Payment Options."

PARTIAL SURRENDERS
You may obtain a partial surrender of the policy by requesting payment of the policy's cash surrender value. It is possible to do this at any time during the lifetime of the insured, while the policy is in force, with a written request to VPMO. We may require the return of the policy before payment is made. A partial surrender will be effective on the date the written request is received or, if required, the date the policy is received by us. Surrender proceeds may be applied under any of the payment options described under "Payment of Proceeds--Payment Options."

We reserve the right not to allow partial surrenders of less than $500. In addition, if the share of the policy value in any subaccount or in the Guaranteed Interest Account is reduced as a result of a partial surrender and is less than $500, we reserve the right to require surrender of the entire remaining balance in that subaccount or the Guaranteed Interest Account.

Upon a partial surrender, the policy value will be reduced by the sum of the following:

[diamond] The partial surrender amount paid--this amount comes from a reduction in the policy's share in the value of each subaccount or the Guaranteed Interest Account based on the allocation requested at the time of the partial surrender. If no allocation request is made, the withdrawals from each subaccount will be made in the same manner as that provided for monthly deductions.

[diamond] The partial surrender fee--this fee is the lesser of $25 or 2% of the partial surrender amount paid. The assessment to each subaccount or the Guaranteed Interest Account will be made in the same manner as provided for the partial surrender amount paid.

[diamond] A partial surrender charge--this charge is equal to a pro rata portion of the applicable surrender charge that would apply to a full surrender, determined by multiplying the applicable surrender charge by a fraction (equal to the partial surrender amount payable divided by the result of subtracting the applicable surrender charge from the policy value). This amount is assessed against the subaccount or the Guaranteed Interest Account in the same manner as provided for the partial surrender amount paid.

The cash surrender value will be reduced by the partial surrender amount paid plus the partial surrender fee. The face amount of the policy will be reduced by the same amount as the policy value is reduced as described above.

TRANSFER OF POLICY VALUE

SYSTEMATIC TRANSFER PROGRAM
You may elect to transfer funds automatically among the subaccounts or the nonloaned portion of the Guaranteed Interest Account on a monthly, quarterly, semiannual or annual basis under the Systematic Transfer Program for Dollar Cost Averaging ("Systematic Transfer Program"). Under this Systematic Transfer Program, the minimum transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $1,000 in the Guaranteed Interest Account or the subaccount from which funds will be transferred ("sending subaccount"), and, if the value in that subaccount or the Guaranteed Interest Account drops below the amount to be transferred, the entire remaining balance will be transferred and all systematic transfers stop. Funds may be transferred from only one sending subaccount or the Guaranteed Interest Account, but may be allocated to more than one subaccount ("receiving subaccounts"). Under the Systematic Transfer Program, policy owners may make more than one transfer per policy year from the Guaranteed Interest Account. These transfers must be in approximately equal amounts and made over a minimum 18-month period. We will not count transfers made under a systematic transfer program toward the annual transfer limit should we begin assessing a transfer charge.

Only one Systematic Transfer Program can be active at any time. After the completion of the Systematic Transfer Program, you can call VULA at 800/541-0171 to begin a new Systematic Transfer Program.

All transfers under the Systematic Transfer Program will be made on the basis of the Guaranteed Interest Account and subaccount on the first day of the month following our receipt of the transfer request. If the first day of the month falls on a holiday or weekend, then the transfer will be processed on the next business day.

NONSYSTEMATIC TRANSFERS
Transfers among available subaccounts or the Guaranteed Interest Account and changes in premium payment allocations may be requested in writing or by calling VULA at 800/541-0171, between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time. Written requests for transfers will be executed on the date we receive the request. Telephone transfers will be effective on the date the request is made except as noted below. Unless you elect in writing not to authorize telephone transfers or premium allocation changes, telephone transfer orders and premium allocation changes also will be accepted on your behalf from your registered representative. We will employ reasonable procedures to confirm that telephone instructions are genuine. They will require verification of account information and will record telephone instructions on tape. All telephone transfers will be confirmed in writing to you. To the extent that we fail to follow procedures reasonably designed to prevent unauthorized transfers, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you bear the risk of loss resulting from instructions entered by an unauthorized third party that we reasonably believe to be genuine. The telephone transfer and allocation change privileges may be modified or terminated at any time. During times of extreme market volatility, these privileges may be difficult to exercise. In such cases, you should submit a written request.

Although currently there is no charge for transfers, in the future we may charge a fee of $10 for each transfer after the first 2 transfers in a policy year. Transfers under the Systematic Transfer Program do not count against these limitations.

We reserve the right to refuse to transfer amounts less than $500 unless:

[diamond] the entire balance in the subaccount or the Guaranteed Interest
          Account is being transferred; or

[diamond] the transfer is part of the Systematic Transfer Program.

We also reserve the right to prohibit a transfer to any subaccount of the Account if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Account be transferred if the value of your investment in that subaccount would be less than $500 immediately after the transfer.

You may make only 1 transfer per policy year from the nonloaned portion of the Guaranteed Interest Account unless:

(1) the transfer(s) are made as part of a Systematic Transfer Program, or

(2) we agree to make an exception to this rule.

The amount you may transfer cannot exceed the greater of $1,000 or 25% of the value of the nonloaned portion of the Guaranteed Interest Account at the time of the transfer.

A nonsystematic transfer from the nonloaned portion of the Guaranteed Interest Account will be processed on the day such request is received by VPMO.

Transfers into the Guaranteed Interest Account and among the subaccounts may be made anytime. We reserve the right to limit the number of subaccounts in which you may invest to a total of 18 at any one time or over the life of the policy. We may limit you to less than 18 if we are required to do so by any federal or state law.

Because excessive exchanges between subaccounts can hurt fund performance, we reserve the right to temporarily or even permanently terminate exchange privileges or reject any specific exchange order from anyone whose transactions appear to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. We will not accept batched transfer instructions from registered representatives (acting under powers of attorney for multiple policy owners), unless the registered representative's broker-dealer firm and Phoenix have entered into a third-party transfer service agreement.

If a policy has been issued with a Temporary Money Market Allocation Amendment, no transfers may be made until your right to cancel the policy expires.

POLICY LOANS
Generally, while the policy is in force, a loan may be taken against the policy up to the available loan value. The loan value on any day is 90% of the policy value reduced by an amount equal to the surrender charge. The available loan value is the loan value on the current day less any outstanding debt.

The amount of any loan will be added to the loaned portion of the Guaranteed Interest Account and subtracted from the policy's share of the subaccounts or the nonloaned portion of the Guaranteed Interest Account, based on the allocation requested at the time of the loan. The total reduction will equal the amount added to the loaned portion of the Guaranteed Interest Account. Allocations generally must be expressed in terms of whole percentages. If no allocation request is made, the amount subtracted from the share of each subaccount or the nonloaned portion of the Guaranteed Interest Account will be determined in the same manner as provided for monthly deductions. Interest will be credited and the loaned portion of the Guaranteed Interest Account will increase at an effective annual rate of 2% (4% in New York and New Jersey only), compounded daily and payable in arrears. At the end of each policy year and at the time of any debt repayment, interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the nonloaned portion of the Guaranteed Interest Account.

Debt may be repaid at any time during the lifetime of the insured while the policy is in force. Any debt repayment received by us during a grace period will be reduced to pay any overdue monthly deductions and only the balance will be applied to reduce the debt. Such balance will first be used to pay any outstanding accrued loan interest, and then will be applied to reduce the loaned portion of the Guaranteed Interest Account. The nonloaned portion of the Guaranteed Interest Account will be increased by the same amount the loaned portion is decreased. If the amount of a loan repayment exceeds the remaining loan balance and accrued interest, the excess will be allocated among the subaccounts as you may request at the time of the repayment and, if no allocation request is made, according to the most recent premium allocation schedule on file.

Payments received by us for the policy will be applied directly to reduce outstanding debt unless specified as a premium payment by you. Until the debt is fully repaid, additional debt repayments may be made at any time during the lifetime of the insured while the policy is in force.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless the policy value becomes insufficient to maintain the policy in force.

The proceeds of policy loans may be subject to federal income tax. See "Federal Income Tax Considerations."

In the future, we may not allow policy loans of less than $500, unless such loan is used to pay a premium on another Phoenix policy.

[diamond] In all states except New York and New Jersey, the rates in effect following the policy anniversary nearest the insured's 65th birthday will be 2 1/4%. The rates in effect before the insured reaches age 65 will be:
          o   Policy years 1-10 :                              4%
          o   Policy years 11-15:                              3%
          o   Policy years 16 and thereafter:                 2 1/4%

[diamond] In New York and New Jersey only, the rates in effect before the
          Insured reaches age 65 will be:
          o   Policy years 1-10:                               6%
          o   Policy years 11-15:                              5%
          o   Policy years 16 and thereafter:                 4 1/4%

You will pay interest on the loan at the noted effective annual rates, compounded daily and payable in arrears.

At the end of each policy year, any interest due on the debt will be treated as a new loan and will be offset by a transfer from your subaccounts and the nonloaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

A policy loan, whether or not repaid, has a permanent effect on the policy value because the investment results of the subaccounts or nonloaned portion of the Guaranteed Interest Account will apply only to the amount remaining in the subaccounts or the nonloaned portion of the Guaranteed Interest Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the subaccounts or the nonloaned portion of the Guaranteed Interest Account earn more than the annual interest rate for funds held in the loaned portion of the Guaranteed Interest Account, the policy value does not increase as rapidly as it would have had no loan been made. If the subaccounts or the Guaranteed Interest Account earn less than the annual interest rate for funds held in the loaned portion of the Guaranteed Interest Account, the policy value is greater than it would have been had no loan been made. A policy loan, whether or not repaid, also has a similar effect on the policy's death benefit due to any resulting differences in cash surrender value.

LAPSE
Unlike conventional life insurance policies, the payment of the issue premium, no matter how large, or the payment of additional premiums will not necessarily continue the policy in force to its maturity date.

If on any monthly calculation day during the first X policy years, the policy value is insufficient to cover the monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the required monthly deduction. If on any monthly calculation day during any subsequent policy year, the cash surrender value (which should have become positive) is less than the required monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the required monthly deduction.

During the grace period, the policy will continue in force but subaccount transfers, loans, partial or full surrenders will not be permitted. Failure to pay the additional amount within the grace period will result in lapse of the policy, but not until 30 days has passed after we have mailed a written notice to you. If a premium payment for the additional amount is received by us during the grace period, any amount of premium over what is required to prevent lapse will be allocated among the subaccounts or to the Guaranteed Interest Account according to the current premium allocation schedule. In determining the amount of "excess" premium to be applied to the subaccounts or the Guaranteed Interest Account, we will deduct the premium tax and the amount needed to cover any monthly deductions made during the grace period. If the insured dies during the grace period, the death benefit will equal the amount of the death benefit immediately prior to the commencement of the grace period.

FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following is a brief summary of our interpretation of federal tax treatment of amounts accumulated under and distributed from the policy. We give a more complete discussion in the Statement of Additional Information ("SAI") which is incorporated into this prospectus by reference. You can get a copy of the SAI free of charge: see the back cover of this prospectus. We make no attempt to address estate and inheritance taxes, or any state, local or other tax laws. For complete information on federal and state income tax considerations consult your income tax advisor.

We suggest you consult with your tax advisor in advance of making a decrease in death benefits, or a full or partial surrender of your policy.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
You will be taxed on loans and payments from a modified endowment contract on the portion of the amount received that is considered income, or gain in contract value. This policy can be modified endowment contracts if it fails to meet what is known as "the 7-pay test." This test compares your policy to a hypothetical life insurance policy of identical face amount which requires 7 equal annual premiums to be "fully paid-up," continuing to provide a level death benefit without the need for any further premiums. A policy becomes a modified endowment contract if, at any time during the first 7 years, the total premiums paid into the policy exceed the total premiums that you would have paid into the hypothetical policy.

Amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions for taxpayers who are age 59 1/2 or older, disabled or taken as part of a periodic payment plan for the life expectancy of the beneficiary or beneficiaries.

FULL SURRENDER
You can be taxed on the amount of a full surrender that exceeds the amount of premiums you paid. You may be liable for an additional 10% "penalty tax" if the policy is a modified endowment contract.

PARTIAL SURRENDER
Partial surrenders from a modified endowment contract are fully taxable to the extent of income (gain) in the policy and may be subject to an additional 10% tax. If the policy is not a modified endowment contract, partial surrenders still may be taxable. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements of Phoenix Life Insurance Company as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 are contained in the Statement of Additional Information (SAI) which you can get free of charge by calling the toll free number given on page 1. The financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Account or on the Guaranteed Interest Account that we credit during a guarantee period.

THE FOLLOWING TABLE WILL BE UPDATED TO REFLECT 12/31/02 INFORMATION IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT.

APPENDIX A INVESTMENT OPTIONS

------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 6/30/02)

------------------------------------------------------------------------------------------------------------------------------------
                                                                        Other           Total            Other          Total
                                                  Investment Rule     Operating       Annual Fund      Operating      Annual Fund
                                                  Management 12b-1 Expenses Before Expenses Before  Expenses After   Expenses After
              Series                                 Fee     Fees   Reimbursement   Reimbursement  Reimbursement(9) Reimbursement(9)
------------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International(5)                    0.75%     N/A        0.27%          1.02%          0.27%           1.02%
Phoenix-AIM Mid-Cap Equity(3,7)                      0.85%     N/A        2.28%          3.13%          0.25%           1.10%
Phoenix-Alliance/Bernstein Enhanced Index(2,6)       0.45%     N/A        0.25%          0.70%          0.20%           0.65%
Phoenix-Alliance/Bernstein Growth + Value(3,7)       0.85%     N/A        2.34%          3.19%          0.25%           1.10%
Phoenix-Duff & Phelps Real Estate Securities(4,6)    0.75%     N/A        0.41%          1.16%          0.35%           1.10%
Phoenix-Engemann Capital Growth(3,6)                 0.63%     N/A        0.09%          0.72%          0.09%           0.72%
Phoenix-Engemann Small & Mid-Cap Growth(4,6)         0.90%     N/A        1.23%          2.13%          0.35%           1.25%
Phoenix-Goodwin Money Market(3,6)                    0.40%     N/A        0.20%          0.60%          0.20%           0.60%
Phoenix-Goodwin Multi-Sector Fixed Income(3,6)       0.50%     N/A        0.21%          0.71%          0.21%           0.71%
Phoenix-Hollister Value Equity(3,6)                  0.70%     N/A        0.30%          1.00%          0.25%           0.95%
Phoenix-Janus Flexible Income(3,6)                   0.80%     N/A        0.71%          1.51%          0.25%           1.05%
Phoenix-Kayne Large-Cap Core(1,8)                    0.70%     N/A        0.54%          1.24%          0.15%           0.85%
Phoenix-Kayne Small-Cap Quality Value(1,8)           0.90%     N/A        1.13%          2.03%          0.15%           1.05%
Phoenix-Lazard International Equity Select(1,8)      0.90%     N/A        1.54%          2.44%          0.15%           1.05%
Phoenix-Lazard Small-Cap Value(1,8)                  0.90%     N/A        1.16%          2.06%          0.15%           1.05%
Phoenix-Lazard U.S. Multi-Cap(1,8)                   0.80%     N/A        0.95%          1.75%          0.15%           0.95%
Phoenix-Lord Abbett Bond-Debenture(1,8)              0.75%     N/A        1.31%          2.06%          0.15%           0.90%
Phoenix-Lord Abbett Large-Cap Value(1,8)             0.75%     N/A        0.71%          1.46%          0.15%           0.90%
Phoenix-Lord Abbett Mid-Cap Value(1,8)               0.85%     N/A        0.99%          1.84%          0.15%           1.00%
Phoenix-MFS Investors Growth Stock(3,6,7)            0.75%     N/A        2.99%          3.74%          0.25%           1.00%
Phoenix-MFS Investors Trust(3,6,7)                   0.75%     N/A        3.34%          4.09%          0.25%           1.00%
Phoenix-MFS Value(3,6,7)                             0.75%     N/A        1.85%          2.60%          0.25%           1.00%
Phoenix-Northern Dow 30(3,6)                         0.35%     N/A        0.77%          1.12%          0.25%           0.60%
Phoenix-Northern Nasdaq-100 Index(R)(3,6)            0.35%     N/A        2.00%          2.35%          0.25%           0.60%
Phoenix-Oakhurst Growth & Income(3,6)                0.70%     N/A        0.23%          0.93%          0.23%           0.93%
Phoenix-Oakhurst Strategic Allocation(3,6)           0.58%     N/A        0.13%          0.71%          0.13%           0.71%
Phoenix-Sanford Bernstein Global Value(3)            0.90%     N/A        1.90%          2.80%          0.25%           1.15%
Phoenix-Sanford Bernstein Mid-Cap Value(3,6)         1.05%     N/A        0.49%          1.54%          0.25%           1.30%
Phoenix-Sanford Bernstein Small-Cap Value(3,6)       1.05%     N/A        1.28%          2.33%          0.25%           1.30%
Phoenix-Seneca Mid-Cap Growth(4,6)                   0.80%     N/A        0.30%          1.10%          0.30%           1.10%
Phoenix-Seneca Strategic Theme(4,6)                  0.75%     N/A        0.21%          0.96%          0.21%           0.96%
Phoenix-State Street Research Small-Cap Growth(1,8)  0.85%     N/A        0.70%          1.55%          0.15%           1.00%
------------------------------------------------------------------------------------------------------------------------------------

(1) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .15% of the series' average net assets.
(2) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .20% of the series' average net assets.
(3) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .25% of the series' average net assets.
(4) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .35% of the series' average net assets.
(5) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .40% of the series' average net assets.
(6) Total annual fund expenses (after reimbursement) exclude offsets for custodian fees. If the offsets were included, total annual fund expenses would not change significantly.
(7) This series has been in existence for less than 1 year. The series operating expense has been annualized based on actual operating expenses for the period ended June 30, 2002.
(8) This series has been in existence for less than 1 year. The series operating expense has been annualized based on estimated operating expenses for the current fiscal year.
(9) The series other operating expenses and total annual fund expenses after reimbursement have been restated to reflect the current maximum expenses noted in footnotes 1-5.

Note: Each or all of the expense caps noted above in footnotes 1-5 may be changed or eliminated at any time without notice.


------------------------------------------------------------------------------------------------------------------------------------
                                                                       Other           Total            Other            Total
                                                Investment  Rule     Operating       Annual Fund      Operating        Annual Fund
                                                Management  12b-1  Expenses Before Expenses Before  Expenses After   Expenses After
              Series                               Fee      Fees    Reimbursement   Reimbursement    Reimbursement    Reimbursement
------------------------------------------------------------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Capital Appreciation Fund                 0.61%       N/A         0.24%           0.85%          0.24%          0.85%
AIM V.I. Premier Equity Fund                       0.60%       N/A         0.25%           0.85%          0.25%          0.85%
------------------------------------------------------------------------------------------------------------------------------------

THE ALGER AMERICAN FUND
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio          0.85%       N/A         0.07%           0.92%          0.07%          0.92%
------------------------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II   0.60%       N/A         0.14%           0.74%          0.14%          0.74%
Federated High Income Bond Fund II                 0.60%       N/A         0.16%           0.76%          0.16%          0.76%
------------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (6)                    0.58%      0.10%        0.10%           0.78%          0.10%          0.78%
VIP Growth Opportunities Portfolio (6)             0.58%      0.10%        0.11%           0.79%          0.11%          0.79%
VIP Growth Portfolio (6)                           0.58%      0.10%        0.10%           0.78%          0.10%          0.78%
------------------------------------------------------------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                      0.60%      0.25%        0.19%           1.04%          0.19%          1.04%
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund (8)              0.69%      0.25%        0.22%           1.16%          0.22%          1.15%
Templeton Global Asset Allocation Fund
Templeton Growth Securities Fund (10)              0.80%      0.25%        0.05%           1.10%          0.05%          1.10%
------------------------------------------------------------------------------------------------------------------------------------

SCUDDER VIT FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (9)          0.45%       N/A         0.36%           0.81%          0.20%          0.65%
Scudder VIT Equity 500 Index Fund (9)              0.20%       N/A         0.11%           0.31%          0.10%          0.30%
------------------------------------------------------------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio (7)                           0.80%       N/A         0.51%           1.31%          0.35%          1.15%
------------------------------------------------------------------------------------------------------------------------------------

WANGER ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty (2)                           1.00%       N/A         0.45%           1.45%          0.45%          1.45%
Wanger International Small Cap (3)                 1.20%       N/A         0.23%           1.43%          0.23%          1.43%
Wanger Twenty (1)                                  0.95%       N/A         0.38%           1.33%          0.38%          1.33%
Wanger U.S. Smaller Companies (4)                  0.95%       N/A         0.04%           0.99%          0.04%          0.99%
------------------------------------------------------------------------------------------------------------------------------------

(1) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .40% of the series' average net assets.
(2) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .45% of the series' average net assets.
(3) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .60% of the series' average net assets.
(4) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed 1.00% of the series' average net assets.
(5) The fund's Rule 12b-1 Plan, if applicable, is described in the fund's prospectus.

(6) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(7) The advisor has voluntarily agreed to reduce the investment management fee if the total operating expenses should exceed 1.15%.
(8) The advisor had agreed make an estimated reduction of 0.01% of its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the fund's Board of Trustees and an order of the SEC. For the year ended December 31, 2001, the investment management fee was reduced to 0.68%.
(9) The advisor has voluntarily agreed to waive a portion of its management fee and reimburse certain expenses. These waivers and reimbursements may be discontinued at any time.
(10) The fund administration fee is paid indirectly through the management fee.

INVESTMENT TYPE

------------------------------------------------------------------------------------------------------------------------------------
                                                   Bond   Domestic   Domestic   Domestic    Growth            International  Money
                   Series                                  Blend      Growth      Value    & Income   Index      Growth      Market
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                                                    |X|
Phoenix-AIM Mid-Cap Equity                                   |X|
Phoenix-Alliance/Bernstein Enhanced Index                                                              |X|
Phoenix-Alliance/Bernstein Growth + Value                               |X|        |X|
Phoenix-Duff & Phelps Real Estate Securities                                                 |X|
Phoenix-Engemann Capital Growth                                         |X|
Phoenix-Engemann Small & Mid-Cap Growth                                 |X|
Phoenix-Goodwin Money Market                                                                                                 |X|
Phoenix-Goodwin Multi-Sector Fixed Income            |X|
Phoenix-Hollister Value Equity                                                     |X|
Phoenix-Janus Flexible Income                        |X|
Phoenix-Kayne Large-Cap Core                                 |X|
Phoenix-Kayne Small-Cap Quality Value                                              |X|
Phoenix-Lazard International Equity Select                                                                        |X|
Phoenix-Lazard Small-Cap Value                                                     |X|
Phoenix-Lazard U.S. Multi-Cap                                                      |X|
Phoenix-Lord Abbett Bond-Debenture                   |X|
Phoenix-Lord Abbett Large-Cap Value                                                |X|
Phoenix-Lord Abbett Mid-Cap Value                                                  |X|
Phoenix-MFS Investors Growth Stock                                      |X|
Phoenix-MFS Investors Trust                                                                  |X|
Phoenix-MFS Value                                                                  |X|
Phoenix-Northern Dow 30                                                                                |X|
Phoenix-Northern Nasdaq-100 Index(R)                                                                   |X|
Phoenix-Oakhurst Growth & Income                                                             |X|
Phoenix-Oakhurst Strategic Allocation                                                        |X|
Phoenix-Sanford Bernstein Global Value                                                                            |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                            |X|
Phoenix-Sanford Bernstein Small-Cap Value                                          |X|
Phoenix-Seneca Mid-Cap Growth                                           |X|
Phoenix-Seneca Strategic Theme                                          |X|
Phoenix-State Street Research Small-Cap Growth                          |X|
AIM V.I. Capital Appreciation Fund                                      |X|
AIM V.I. Premier Equity Fund                                 |X|
Alger American Leveraged AllCap Portfolio                               |X|
Federated Fund for U.S. Government Securities II     |X|
Federated High Income Bond Fund II                   |X|
VIP Contrafund(R) Portfolio                                             |X|
VIP Growth Opportunities Portfolio                                      |X|
VIP Growth Portfolio                                                    |X|
Mutual Shares Securities Fund                                                                |X|
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund                                                                                 |X|
Templeton Global Asset Allocation Fund
Templeton Growth Securities Fund                                                                                  |X|
Scudder VIT EAFE(R) Equity Index Fund                                                                  |X|
Scudder VIT Equity 500 Index Fund                                                                      |X|
Technology Portfolio                                                    |X|
Wanger Foreign Forty                                                                                              |X|
Wanger International Small Cap                                                                                    |X|
Wanger Twenty                                                           |X|
Wanger U.S. Smaller Companies                                           |X|

------------------------------------------------------------------------------------------------------------------------------------

ADVISORS


-----------------------------------------------------------------------------------------------------------------------------------
                                                  Phoenix          Phoenix      Duff & Phelps
                                                 Investment        Variable      Investment         AIM             Fred Alger
                 Series                         Counsel, Inc.   Advisors, Inc.  Management Co.  Advisors, Inc.   Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                      |X|
Phoenix-AIM Mid-Cap Equity                                          |X|
Phoenix-Alliance/Bernstein Enhanced Index                           |X|
Phoenix-Alliance/Bernstein Growth + Value                           |X|
Phoenix-Duff & Phelps Real Estate Securities                                       |X|
Phoenix-Engemann Capital Growth                     |X|
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market                        |X|
Phoenix-Goodwin Multi-Sector Fixed Income           |X|
Phoenix-Hollister Value Equity                      |X|
Phoenix-Janus Flexible Income                                       |X|
Phoenix-Kayne Large-Cap Core                        |X|
Phoenix-Kayne Small-Cap Quality Value               |X|
Phoenix-Lazard International Equity Select                          |X|
Phoenix-Lazard Small-Cap Value                                      |X|
Phoenix-Lazard U.S. Multi-Cap                                       |X|
Phoenix-Lord Abbett Bond-Debenture                                  |X|
Phoenix-Lord Abbett Large-Cap Value                                 |X|
Phoenix-Lord Abbett Mid-Cap Value                                   |X|
Phoenix-MFS Investors Growth Stock                                  |X|
Phoenix-MFS Investors Trust                                         |X|
Phoenix-MFS Value                                                   |X|
Phoenix-Northern Dow 30                                             |X|
Phoenix-Northern Nasdaq-100 Index(R)                                |X|
Phoenix-Oakhurst Growth & Income                    |X|
Phoenix-Oakhurst Strategic Allocation               |X|
Phoenix-Sanford Bernstein Global Value                              |X|
Phoenix-Sanford Bernstein Mid-Cap Value                             |X|
Phoenix-Sanford Bernstein Small-Cap Value                           |X|
Phoenix-Seneca Mid-Cap Growth                       |X|
Phoenix-Seneca Strategic Theme                      |X|
Phoenix-State Street Research Small-Cap Growth                      |X|
AIM V.I. Capital Appreciation Fund                                                                  |X|
AIM V.I. Premier Equity Fund                                                                        |X|
Alger American Leveraged AllCap Portfolio                                                                               |X|
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
VIP Contrafund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Global Asset Allocation Fund
Templeton Growth Securities Fund
Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Federated        Fidelity
                                                    Deutsche         Investment      Management       Franklin       Morgan Stanley
                                                     Asset           Management     and Research       Mutual         Investment
                 Series                         Management, Inc.      Company         Company       Advisors, LLC    Management Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth & Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund
Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government Securities II                        |X|
Federated High Income Bond Fund II                                      |X|
VIP Contrafund(R) Portfolio                                                             |X|
VIP Growth Opportunities Portfolio                                                      |X|
VIP Growth Portfolio                                                                    |X|
Mutual Shares Securities Fund                                                                           |X|
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Global Asset Allocation Fund
Templeton Growth Securities Fund
Scudder VIT EAFE(R) Equity Index Fund                [X]
Scudder VIT Equity 500 Index Fund                    [X]
Technology Portfolio                                                                                                     [X]
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                               Templeton
                                                    Templeton Asset      Templeton Global      Investment          Wanger Asset
                 Series                             Management, Ltd.     Advisors Limited     Counsel, Inc.      Management, L.P.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced
Index Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth & Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund
Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
VIP Contrafund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund                                                                 [X]
Templeton Global Asset Allocation Fund
Templeton Growth Securities Fund                                              [X]
Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio
Wanger Foreign Forty                                                                                                  [X]
Wanger International Small Cap                                                                                        [X]
Wanger Twenty                                                                                                         [X]
Wanger U.S. Smaller Companies                                                                                         [X]
-----------------------------------------------------------------------------------------------------------------------------------

SUBADVISORS


-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                         Kayne
                                                                                                        Anderson
                                                  Aberdeen        AIM         Alliance      Janus       Rudnick
                                                   Fund         Capital       Capital      Capital     Investment      Lazard
                                                 Managers,    Management,   Management,   Management   Management,      Asset
                 Series                            Inc.           Inc.          L.P.         LLC          LLC        management
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                     |X|
Phoenix-AIM Mid-Cap Equity                                        |X|
Phoenix-Alliance/Bernstein Enhanced Index                                       |X|
Phoenix-Alliance/Bernstein Growth + Value                                       |X|
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Janus Flexible Income                                                                |X|
Phoenix-Kayne Large-Cap Core                                                                              |X|
Phoenix-Kayne Small-Cap Quality Value                                                                     |X|
Phoenix-Lazard International Equity Select                                                                              |X|
Phoenix-Lazard Small-Cap Value                                                                                          |X|
Phoenix-Lazard U.S. Multi-Cap                                                                                           |X|
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Sanford Bernstein Global Value                                          |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                         |X|
Phoenix-Sanford Bernstein Small-Cap Value                                       |X|
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------

                                                                                      Morgan
                                                                                     Stanley            Northern          Phoenix
                                                    Lord,              MFS           Investment          Trust           Investment
                                                 Abbett & Co.,     Investment       Management         Investments,       Counsel,
                 Series                              LLC           Management          Inc.               Inc.              Inc.
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture                   |X|
Phoenix-Lord Abbett Large-Cap Value                  |X|
Phoenix-Lord Abbett Mid-Cap Value                    |X|
Phoenix-MFS Investors Growth Stock                                    |X|
Phoenix-MFS Investors Trust                                           |X|
Phoenix-MFS Value                                                     |X|
Phoenix-Northern Dow 30                                                                                   |X|
Phoenix-Northern Nasdaq-100 Index(R)                                                                      |X|
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         State Street
                                                       Roger Engemann &          Seneca Capital           Research &
                 Series                                Associates, Inc.          Management, LLC       Management Company
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Engemann Capital Growth                            |X|
Phoenix-Engemann Small & Mid-Cap Growth                    |X|
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth                                                         |X|
Phoenix-Seneca Strategic Theme                                                        |X|
Phoenix-State Street Research Small-Cap Growth                                                                 |X|
-----------------------------------------------------------------------------------------------------------------------------------

Additional information about the Individual Edge (the "Policy") and the Phoenix Life Variable Universal Life Account (the "Account") is contained in the Policy's Statement of Additional Information ("SAI") dated May 1, 2003, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171.

Information about the Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at (202) 942-8090. Reports and other information about the Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.

Phoenix Life Insurance Company

www.phoenixwm.com

Investment Company Act File No. 811-4721

[logo] PHOENIX WEALTH MANAGEMENT(R)

(C)Phoenix Life Insurance Company

[logo] Printed on recycled paper. 2-03

                                     PART B

================================================================================
                                 Estate Edge(R)
                              Estate Strategies(SM)
                                    Flex Edge
                       Flex Edge Success(R)/Joint Edge(R)
                           Phoenix Individual Edge(SM)
================================================================================


            THE PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT (THE "ACCOUNT')
                 ISSUED BY: PHOENIX LIFE INSURANCE COMPANY ("PHOENIX")


STATEMENT OF ADDITIONAL INFORMATION ("SAI")                    MAY 1, 2003

                                  ------------

          FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

This SAI is not a prospectus and should be read in conjunction with the prospectuses dated May 1, 2003. You may obtain a copy of each prospectus without charge by contacting: Phoenix at the address or telephone number below. Defined terms used in the current prospectuses are incorporated in this SAI.


                                  ------------

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Phoenix Life Insurance Company..........................................

The Account.............................................................

The Policy..............................................................

Underwriter.............................................................

Performance History.....................................................

Additional Information..................................................

Federal Income Tax Considerations.......................................

Voting Rights...........................................................

Safekeeping of the Account's Assets.....................................

Sales of Policies.......................................................

State Regulation........................................................

Reports.................................................................

Experts ................................................................

Separate Account Financial Statements...................................  SA-1

Company Financial Statements............................................   F-1

                                 --------------

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:            [envelope]   PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                                                                             PO Box 8027
                                                                                        Boston, Massachusetts 02266-8027

                                                            [telephone]  VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
                                                                                                           Tel. 800/541-0171

PHOENIX LIFE INSURANCE COMPANY
- ------------------------------------------------------------------------------

On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly-owned subsidiary of The Phoenix Companies, Inc., a newly-formed, publicly-traded Delaware corporation. Our executive office is at One American Row, Hartford, Connecticut, 06102-5056 and our main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.


Surplus

Policies issued on or after the date of Phoenix's demutualization, June 25, 2001, will not be eligible to share in Phoenix's profits or surplus earnings. The demutualization will not change any eligibility, described in the next paragraph, of a policy owned prior to the date of demutualization.

You may share in divisible surplus of Phoenix to the extent decided annually by the Phoenix Board of Directors. However, it is not currently expected that the Board will authorize these payments since you will be participating directly in the subaccount's investment results.


THE ACCOUNT
--------------------------------------------------------------------------------

Phoenix established the Account as a separate account under New York insurance law on June 17, 1985. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") under which it meets the definition of a "separate account."

All income, gains or losses of the Account will be credited to or charged against amounts placed in the Account without regard to the other income, gains and losses of Phoenix. The assets of the Account may not be charged with liabilities arising out of any other business we may conduct. Obligations under the Policies are obligations of Phoenix.

The Account is divided into subaccounts, each of which is available for allocation of policy value. Each subaccount will invest solely in a single investment portfolio of a fund. Each portfolio has its own specified investment objective. The policy value allocated to the Account depends on the investment performance of the underlying funds. The policy owner bears the full investment risk for all monies invested in the Account.

REINVESTMENT AND REDEMPTION
All dividend distributions of the fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; all capital gains distributions of the fund, if any, are likewise reinvested at the net asset value on the record date. Phoenix redeems fund shares at their net asset value to the extent necessary to make payments under the policy.

SUBSTITUTION OF INVESTMENTS
We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Account, subject to compliance with the law as currently applicable or as subsequently changed.

If the shares of any of the portfolios of a fund should no longer be available for investment, or if in our judgment, further investment in shares of any of the portfolios becomes inappropriate in view of the objectives of the policy, then we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected subaccount to another subaccount without penalty.

DETERMINATION OF SUBACCOUNT VALUES
We establish the unit value of each subaccount of the Account on the first valuation date of that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the just prior valuation date by the net investment factor for that subaccount for the then current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to 6 decimal places. The unit value of each subaccount on a valuation date is determined at the end of that day.

The net investment factor for each subaccount is determined by the investment performance of the assets held by the subaccount during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:

    (A) + (B)
    ---------  - (D) where:
       (C)

(A)= the value of the assets in the subaccount on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period;

(B)= the amount of any dividend (or, if applicable, any capital gain distribution) received by the subaccount if the "ex-dividend" date for shares of the fund occurs during the current valuation period;

(C)= the value of the assets in the subaccount as of the just prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net value amount of any deposits and withdrawals made during the valuation period ending on that date;

(D)= the sum of the following daily charges multiplied by the number of days in the current valuation period:

      1. the mortality and expense risk charge; and

      2. the charge, if any, for taxes and reserves for taxes on investment income, and realized and unrealized capital gains.

THE POLICY
--------------------------------------------------------------------------------

The number of units credited to a subaccount of the Account will be determined by dividing the portion of the net premium applied to that subaccount by the unit value of the subaccount on the payment date.

You may increase or decrease the planned premium amount (within limits) or payment frequency at any time by writing to VPMO. We reserve the right to limit increases to such maximums as may be established from time to time. Additional premium payments may be made at any time. Each premium payment must at least equal $25 or, if made during a grace period, the payment must equal the amount needed to prevent lapse of the policy.

THE CONTRACT
The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of Phoenix can agree to change or waive any provisions of the policy.

SUICIDE
If the insured (or either of the insureds with respect to survivorship policies) commits suicide within 2 years after the policy's date of issue, the policy will stop and become void. We will pay you the policy value adjusted by the addition of any monthly deductions and other fees and charges, minus any debt owed to us under the policy.

INCONTESTABILITY
We cannot contest this policy or any attached rider after it has been in force during the insured's (or either of the insureds with respect to survivorship policies) lifetime or for 2 years from the policy date.

MISSTATEMENT OF AGE OR SEX
If the age or sex of the insured (or either of the insureds with respect to survivorship policies) has been misstated, the death benefit will be adjusted based on what the cost of insurance charge for the most recent monthly deduction would have purchased based on the correct age and sex.


UNDERWRITER
--------------------------------------------------------------------------------

PEPCO, an affiliate of Phoenix, as underwriter, offers these policies on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by Phoenix.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

These rates of return shown are not an estimate nor a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your policy because they do not account for any of the charges and deductions that apply to your policy value. (see "Charges and Deductions").

Yield of the Phoenix-Goodwin Money Market Series. We calculate the yield of the Phoenix-Goodwin Money Market Series for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

Example Calculation:

The following example of a return/yield calculation for the Phoenix-Goodwin Money Market Series is based on the 7-day period ending December 31, 2001:

Value of hypothetical pre-existing account with exactly one
   unit at the beginning of the period:.....................           $1.000000
Value of the same account (excluding capital changes) at the
   end of the 7-day period:.................................            1.000203
Calculation:
   Ending account value.....................................            1.000203
   Less beginning account value.............................            1.000000
   Net change in account value..............................            0.000203
Base period return:
   (adjusted change/beginning account value)................            0.000203
Current annual yield = return x (365/7) =...................               1.06%
Effective annual yield = [(1 + return)(365/7)] - 1 =........               1.06%

The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

Total Return. We will usually advertise the average annual total return for a subaccount calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.

Performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable product charges deducted, including the cost of insurance.

Since subaccount performance fluctuates, the policy value, when redeemed, may be worth more or less than the original cost. Withdrawals will affect the policy value and death benefit.

You may obtain a copy of the most up-to-date performance numbers from your registered representative.


---------------------------------------------------------------------------------------------------------------------------------
                                 AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------------------------------
SERIES                                            INCEPTION DATE    1 YEAR     5 YEARS    10 YEARS    SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                  5/1/90       -16.04%     -3.30%      4.96%          3.29%
----------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                     10/29/01      -12.16%                               -5.69%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series       7/14/97      -24.83%     -2.68%                    -1.54%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series      10/29/01      -26.20%                              -18.39%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series    5/1/95        10.58%      3.72%                    11.18%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                12/31/82      -25.95%     -8.63%      2.76%         10.38%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series         8/15/00      -29.94%                              -30.35%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                    10/8/82        0.01%      2.83%      3.01%          4.80%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series      12/31/82        8.49%      3.22%      6.50%          8.31%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                  3/2/98       -23.08%                                1.92%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                  12/15/99        9.10%                                6.50%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core Series                    8/12/02                                            -4.00%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series           8/12/02                                             0.44%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series      8/12/02                                            -4.77%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                  8/12/02                                            -2.67%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                   8/12/02                                            -0.06%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series              8/12/02                                             5.78%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series             8/12/02                                            -1.32%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series               8/12/02                                            -0.52%
----------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series             12/15/99      -29.94%                              -21.10%
----------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                    10/29/01      -21.97%                              -16.33%
----------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                              10/29/01      -15.08%                               -8.98%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                        12/15/99      -16.72%                               -9.61%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series            8/15/00      -38.61%                              -44.23%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series                3/2/98       -23.67%                               -2.64%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series           9/17/84      -12.86%      2.68%      6.28%          9.50%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series         11/20/00      -15.71%                               -9.70%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series         3/2/98        -9.83%                               -0.56%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series      11/20/00       -9.82%                                4.42%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                   3/2/98       -33.53%                               -0.89%
----------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series  8/12/02                                             0.29%
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                     5/5/93       -25.49%     -3.53%                     6.08%
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                           5/5/93       -31.34%     -3.44%                     6.59%
----------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio              1/25/95      -34.94%      2.04%                     12.29%
----------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II       3/28/94        7.56%      5.33%                     5.22%
----------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                     3/1/94        -0.03%     -1.76%                     3.24%
----------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                            11/3/97      -10.71%      2.31%                     2.13%
----------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                     11/3/97      -23.08%     -7.73%                    -6.78%
----------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                   11/3/97      -31.27%     -1.69%                    -1.60%
----------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                          11/8/96      -13.07%      2.54%                     5.16%
----------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund           9/27/96       -1.52%     -6.91%                   -10.97%
----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                      5/11/92      -19.75%     -3.45%      6.42%          5.28%
----------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                11/28/88       -5.73%      0.94%      7.33%          7.56%
----------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                       3/15/94      -19.67%      0.08%                     4.93%
----------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                  8/22/97      -22.75%     -6.52%                    -7.42%
----------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                      10/1/97      -23.48%     -2.11%                    -1.71%
----------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                  11/30/99      -49.88%                              -37.71%
----------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                   2/1/99       -16.53%                                1.79%
----------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                         5/1/95       -15.07%      3.95%                     9.95%
----------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                          2/1/99        -8.94%                                9.20%
----------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                          5/1/95       -18.03%      1.61%                    11.75%
----------------------------------------------------------------------------------------------------------------------

We may include information about a series' or an advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components.

A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:

        The Dow Jones Industrial Average(SM)
        First Boston High Yield Index
        Salomon Brothers Corporate Index
        Salomon Brothers Government Bond Index
        The Standard & Poor's 500 Index (S&P 500)

Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

        Lipper Analytical Services
        Morningstar, Inc.
        Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

        Barron's
        Business Week
        Changing Times
        Forbes
        Fortune
        Consumer Reports
        Investor's Business Daily
        Financial Planning
        Financial Services Weekly
        Money
        The New York Times
        Personal Investor
        Registered Representative
        U.S. News and World Report
        The Wall Street Journal

The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).
The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or VULA at the address and telephone number on the first page of the prospectus.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
REDUCTION IN CHARGES
Each policy is available for purchase by individuals and groups. We may reduce or eliminate the mortality and expense risk charge, monthly administrative charge, monthly cost of insurance charges, surrender charges or other charges normally assessed where we expect that the size or nature of such policy or policies will result in savings of sales, underwriting, administrative or other costs.

Eligibility for the amount of these reductions will be determined by a number of factors including:

- the number of insureds,

- total premiums expected to be paid,

- total assets under management for the policyowner,

- the nature of the relationship among individual insureds,

- the purpose of which the policies are being purchased,

- where there is a preexisting relationship with us, such as being an employee of Phoenix or its affiliates and their spouses; or employees or agents who retire from Phoenix or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements.


- internal transfers from other policies or contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate; and

- other circumstances which in our opinion are rationally related to the expected reduction in expenses.

Any variations in the charge structure will be determined in a uniform manner, reflecting differences in costs of services and not unfairly discriminatory to policyholders.

FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------

INTRODUCTION

This discussion is general in nature and is not intended as income tax advice. We make no attempt to consider any estate and inheritance taxes, or any state, local or other tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy. The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

The ultimate effect of federal income taxes on values under the Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. For complete information on federal and state income tax considerations, an income tax advisor should be consulted.

PHOENIX'S INCOME TAX STATUS
We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Account nor the Guaranteed Interest Account is a separate entity from Phoenix and their operations form a part of Phoenix.

Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the value of the Account. Investment income of the Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Account for our federal income taxes which may be attributable to the Account. We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Account.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS
The policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1). Also, a policy owner should not be considered to be in constructive receipt of the cash value, including investment income. However, see the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan. In addition, a benefit paid under a Living Benefits Rider may be taxable as income in the year of receipt.

Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER
Upon full surrender of a policy for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER
If the policy is a modified endowment contract, partial surrenders and other distributions are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of the amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the new rules affecting modified endowment contracts. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you.

The deductibility by a policy owner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policy owner intending to fund premium payments through borrowing should consult an income tax advisor with respect to the tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test."

This test compares your policy to a hypothetical life insurance policy of equal face amount which requires 7 equal annual premiums to be "fully paid-up," continuing to provide a level death benefit with no further premiums. A policy becomes a modified endowment contract if, at any time during the first 7 years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. Premiums paid during a policy year but which are returned by us with interest within 60 days after the end of the policy year will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST 7 YEARS
If there is a reduction in death benefits or reduction or elimination of any Additional Rider Benefits previously elected, during the first 7 policy years, the premiums are redetermined for purposes of the 7-pay test as if the policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first 7 policy years.


DISTRIBUTIONS AFFECTED
If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within 2 years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for 7 years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX
Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions that are:

[diamond] made on or after the taxpayer attains age 59 2;

[diamond] attributable to the taxpayer's disability (within the meaning of Code
          Section 72(m)(7)); or

[diamond] part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

MATERIAL CHANGE RULES
Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, or any increase in or addition of any rider benefit available as an Additional Rider Benefit (described above), with the following 2 exceptions.

[diamond] First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

[diamond] Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the policy, this does not constitute a material change if:
          o the cost-of-living determination period does not exceed the remaining premium payment period under the policy; and
          o the cost-of-living increase is funded ratably over the remaining premium payment period of the policy.

A reduction in death benefits is not considered a material change unless accompanied by a reduction in premium payments.


A material change may occur at any time during the life of the policy (within the first 7 years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as 1 modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts. A tax advisor should be consulted about the tax consequences of the purchase of more than 1 modified endowment contract within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

QUALIFIED PLANS
A policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the policy in conjunction with a qualified plan until you have consulted a pension consultant or income tax advisor.

DIVERSIFICATION STANDARDS
To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each series is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series' assets be invested in no more than:

[diamond] 55% in any 1 investment
[diamond] 70% in any 2 investments
[diamond] 80% in any 3 investments
[diamond] 90% in any 4 investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Account; therefore, each series will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

The general diversification requirements are modified if any of the assets of the Account are direct obligations of the U.S. Treasury. In this case, there is no limit on the investment that may be made in U.S. Treasury securities, and for purposes of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

In connection with the issuance of the Diversification Regulations, the U.S. Treasury announced that such regulations do not provide guidance concerning the extent to which you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement will provide. It is possible that the policy may need to be modified to comply with such future U.S. Treasury announcements. For these reasons, we reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of the assets of the Account.

We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract, for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same Insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. We recommend that any person contemplating such actions seek the advice of an income tax advisor.

OTHER TAXES
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.

VOTING RIGHTS
--------------------------------------------------------------------------------

We will vote the series' shares held by the subaccounts at any regular and special meetings of shareholders of the funds. To the extent required by law, such voting will be pursuant to instructions received from you. However, if the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result, we decide that we are permitted to vote the series' shares at our own discretion, we may elect to do so.

The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

We will vote series shares held in a subaccount for which no timely instructions are received, and series shares which are not otherwise attributable to policy owners, in proportion to the voting instructions that are received with respect to all policies participating in that subaccount. Instructions to abstain on any item to be voted upon will be applied to reduce the votes eligible to be cast by Phoenix.

You will receive proxy materials, reports and other materials related to the funds.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the subclassification or investment objective of one or more of the portfolios of the funds or to approve or disapprove an investment advisory contract for the funds. In addition, Phoenix itself may disregard voting instructions in favor of changes initiated by a policy owner in the investment policies or the investment advisor of the funds if Phoenix reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we decide that the change would have an adverse effect on the General Account because the proposed investment policy for a series may result in overly speculative or unsound investments. In the event Phoenix does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to policy owners.

SAFEKEEPING OF THE ACCOUNT'S ASSETS
--------------------------------------------------------------------------------

We hold the assets of the Account. The assets of the Account are held separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the funds.

SALES OF POLICIES
--------------------------------------------------------------------------------

Policies may be purchased from registered representatives of W.S. Griffith & Co., Inc. ("WSG"), a New York corporation incorporated on August 7, 1970. WSG is licensed to sell Phoenix insurance policies as well as annuity contracts and funds of companies affiliated with Phoenix. WSG, a wholly-owned subsidiary of Phoenix, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. PEPCO serves as national distributor of the policies pursuant to an underwriting agreement dated December 31, 1996. PEPCO, a Connecticut corporation incorporated on July 16, 1968, is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), a wholly-owned subsidiary of Phoenix. PEPCO is located at 56 Prospect Street in Hartford, Connecticut.

Policies also may be purchased from other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreements provided by PEPCO. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. Phoenix may pay a maximum total sales commission of 50% of premiums. To the extent that the sales charge under the policies is less than the sales commissions paid with respect to the policies, we will pay the shortfall from our General Account assets, which will include any profits we may derive under the policies.

STATE REGULATION
--------------------------------------------------------------------------------

We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

State regulation of Phoenix includes certain limitations on the investments which we may make, including investments for the Account and the Guaranteed Interest Account. This regulation does not include, however, any supervision over the investment policies of the Account.


REPORTS
--------------------------------------------------------------------------------

All policyowners will be furnished with those reports required by the 1940 Act and related regulations or by any other applicable law or regulation.

EXPERTS
--------------------------------------------------------------------------------

The financial statements of Phoenix Life Insurance Company as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 included in this Statement of Additional Information have been so included in reliance on the report of ____________________________, 100 Pearl Street, Hartford, CT 06103, independent accountants, given on the authority of said firm as experts in auditing and accounting.

Richard J. Wirth, Counsel, and Brian A. Giantonio, Counsel, Phoenix Life Insurance Company, have provided advice on certain matters relating to the federal securities and income tax laws, respectively, in connection with the contracts described in this prospectus.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

[TO BE FILED BY AMENDMENT]

                                     PART C
                                OTHER INFORMATION


ITEM 27.  EXHIBITS

(a)   BOARD OF DIRECTORS RESOLUTION.

      Resolution of the Board of Directors of Phoenix Mutual establishing the Separate Account is incorporated by reference to Registrant's April 29, 1998 EDGAR filing on form S-6 (File No. 033-06793). [Accession Number 0000949377-98-000063]

(b)   CUSTODIAN AGREEMENTS.

      Not applicable.

(c)   UNDERWRITING CONTRACTS

      Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated December 31, 1996 is incorporated by reference to Registrant's April 29, 1998 EDGAR filing on form S-6 (File No. 033-06793). [Accession Number 0000949377-98-000063]

      Form of Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of Policies is incorporated by reference to Registrant's April 29, 1998 EDGAR filing on form S-6 (File No. 033-06793). [Accession Number 0000949377-98-000063]

(d)   CONTRACTS

      Version A:
      (1) Flex Edge - Flexible Premium Variable Universal Life Insurance Policy Form Number 2667 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on Form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]
      (2) Amendment Permitting Face Amount Increases, Form VR01 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on Form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]
      (3) Death Benefit Protection Rider, Form VR02 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on Form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]
      (4) Variable Life Policy Exchange Option Rider, Form VRO8 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on Form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]
      (5) Death Benefit Option - Policy Amendment, Form VR23 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on Form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]
      (6) Temporary Money Market Allocation Amendment, Form VR130 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on Form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]
      (7) Accidental Death Benefit Rider, Form VR147 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on Form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]
      (8) Disability Payment of Specified Annual Premium Amount Rider, Form VR148 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on Form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]
      (9) Death Benefit Options - Policy Amendment Form VR149 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on Form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]
      (10) Additional Purchase Option Rider, Form VR150 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on Form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]
      (11) Accelerated living Benefit Rider Form VR162 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on Form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]

      Version B:
      (1) Joint Edge - Flexible Premium Joint Variable Universal Life Insurance Policy Form Number V601 of Depositor is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]
      (2) Temporary Money Market Allocation Amendment, Form VR130 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]

      (3) Survivor Insurance Purchase Option Rider, Form VR03 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]
      (4) Variable Joint Life Policy Exchange Option Rider, Form VR04 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]
      (5) Disability Benefit to Age 65 Rider, VR05 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]
      (6) Term Insurance Rider, Form VR06 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]

      (1) Flex Edge Success- Flexible Premium Variable Universal Life Insurance Policy Form Number V603 of Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]
      (2) Temporary Money Market Allocation Amendment, Form VR130 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]
      (3) Accidental Death Benefit Rider, Form VR147 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]
      (4) Disability Payment of Specified Annual Premium Amount Rider, Form VR148 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]
      (5) Purchase Protector Rider, Form VR150 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]
      (6) Living Benefit Rider, Form VR162 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]
      (7) Whole Life Exchange Option Rider, Form VR08 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]
      (8) Cash Value Accumulation Test Rider, Form VR11 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]
      (9) Death Benefit Protection Rider, Form VR14 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]

      Version C:
      (1) Individual Edge - Flexible Premium Variable Universal Life Insurance Policy Form Number V603(PIE) of the Depositor, is incorporated by reference to Registrant's July 27, 1999 EDGAR filing on form S-6 (File No. 333-86921) [Accession Number 0000949377-99-000250]
      (2) Policy Term Rider, Form VR33 of the Depositor, is incorporated by reference to Registrant's July 27, 1999 EDGAR filing on form S-6 (File No. 033-23251) [Accession Number 0000949377-99-000250]

 (e)  APPLICATIONS

      Version A:
      Form of application for Flex Edge is incorporated by reference to Registrant's April 26, 1996 EDGAR filing on Form S-6 (File No. 033-23251). [Accession Number 0000949377-96-000016]

      Version B:
      Form of application for Joint Edge is incorporated by reference to Registrant's April 26, 1996 EDGAR filing on Form S-6 (File No. 033-23251). [Accession Number 0000949377-96-000016]

      Form of application for Flex Edge Success is incorporated by reference to Registrant's April 26, 1996 EDGAR filing on Form S-6 (File No. 033-23251). [Accession Number 0000949377-96-000016]


      Version C:
      Form of application for Individual Edge is incorporated by reference to Registrant's July 27, 1999 EDGAR filing on Form S-6 (File No. 033-23251). [Accession Number 0000949377-99-000250]

 (f)  DEPOSITOR'S CERTIFICATE OF INCORPORATION AND BY-LAWS.

      Charter of Phoenix Home Life is incorporated by reference to Registrant's April 29, 1998 EDGAR filing on Form S-6 (File No. 03306793) [Accession Number 0000949377-98-000063]

      By-laws of Phoenix Home Life filed is incorporated by reference to Registrant's April 29, 1998 EDGAR filing on Form S-6 (File No. 03306793) [Accession Number 0000949377-98-000063]

(g)   REINSURANCE CONTRACTS.

      Not applicable.

(h)   PARTICIPATION AGREEMENTS.

      (1) Participation Agreement(s) between Phoenix Home Life Mutual Insurance Company and Wanger Advisors Trust is incorporated by reference to Registrant's April 29, 2002 EDGAR filing of Form S-6 (File No. 033-23251) [Accession Number 0000949377-02-000233]

      (2) Participation Agreement between Phoenix Home Life Mutual Insurance Company and Franklin Templeton Distributors is incorporated by reference to Registrant's April 29, 2002 EDGAR filing of Form S-6 (File No. 033-23251) [Accession Number 0000949377-02-000233]

      (3) Participation Agreement between Phoenix Home Life Mutual Insurance Company and Federated Securities Corp, is incorporated by reference to Registrant's April 29, 2002 EDGAR filing of Form S-6 (File No. 033-23251) [Accession Number 0000949377-02-000233]

      (4) Participation Agreement between Phoenix Home Life Mutual Insurance Company and Bankers Trust Company, is incorporated by reference to Registrant's April 29, 2002 EDGAR filing of Form S-6 (File No. 033-23251) [Accession Number 0000949377-02-000233]

      (5) Participation Agreement between Phoenix Home Life Mutual Insurance Company and Morgan Stanley Dean Witter Universal Funds, Inc., is incorporated by reference to Registrant's April 29, 2002 EDGAR filing of Form S-6 (File No. 033-23251) [Accession Number 0000949377-02-000233]

      (6) Participation agreement between Phoenix Home Life Mutual Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated, is incorporated by reference to Registrant's April 29, 2002 EDGAR filing of Form S-6 (File No. 033-23251) [Accession Number 0000949377-02-000233]

      (7) Participation agreement between Phoenix Home Life Mutual Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation, is incorporated by reference to Registrant's April 29, 2002 EDGAR filing of Form S-6 (File No. 033-23251) [Accession Number 0000949377-02-000233]

      (8) Participation agreement between Phoenix Home Life Mutual Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc., is incorporated by reference to Registrant's April 29, 2002 EDGAR filing of Form S-6 (File No. 033-23251) [Accession Number 0000949377-02-000233]

 (i)  ADMINISTRATIVE CONTRACTS.

      Administrative Services Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company dated November 12, 2002.

 (j)  OTHER MATERIAL CONTRACTS.

      Not applicable.

(k)   LEGAL OPINION.

      (1) Opinion and Consent of Counsel (to be filed by amendment).

(l)   ACTUARIAL OPINION.

      Not applicable.

(m)   CALCULATION.

      Not applicable.

(n)   OTHER OPINIONS.

      (1) Consent of Independent Accountants (to be filed by amendment)
      (2) Opinion and Consent of Brian A. Giantonio, Esq. CPA. (to be filed by amendment)

(o)   OMITTED FINANCIAL STATEMENTS.

      Financial Statements for the period ended December 31, 2002 for the Phoenix Life Variable Universal Life Account and Financial Statements for the period ended December 31, 2002 for Phoenix Life Insurance Company to be filed by amendment.

(p)   INITIAL CAPITAL AGREEMENTS.

      Not applicable.

(q)   REDEEMABILITY EXEMPTION.

      Not applicable.

ITEM 28.  DIRECTORS AND OFFICERS OF THE DEPOSITOR.

Name                          Principal Occupation
----                          --------------------
Directors

Sal H. Alfiero                Chairman and Chief
                              Executive Officer
                              Protective Industries LLC
                              Buffalo, NY
                              Various positions with
                              Mark IV Industries

J. Carter Bacot               Director (retired Chairman and Chief
                              Executive Officer)
                              The Bank of New York
                              New York, NY

Peter C. Browning             Dean
                              McColl School of Business
                              Charlotte, NC
                              Chairman of the Board
                              Nucor Corporation
                              Charlotte, NC
                              Various positions with
                              Sonoco Products Company

Arthur P. Byrne               Operating Partner
                              J.W. Childs Associates, L.P.
                              Boston, MA
                              Retired President, Chief Executive Officer and Chairman
                              The Wiremold Company
                              West Hartford, CT
                              Various positions with
                              The Wiremold Company

Sanford Cloud, Jr.            President and Chief Executive Officer, The National Conference for Community
                              and Justice
                              New York, NY


Richard N. Cooper             Mauritus C. Boas Professor
                              Center for International Affairs
                              Harvard University
                              Cambridge, MA
                              Formerly Chairman of Central Intelligence Agency; Professor, Harvard University

Gordon J. Davis, Esq.         Partner
                              LeBoeuf, Lamb, Greene, MacRae
                              New York, NY
                              Formerly President
                              Lincoln Center for
                              Performing Arts
                              New York, NY
                              Formerly Partner of LeBoeuf, Lamb, Greene & MacRae

Robert W. Fiondella           Chairman of the Board
                              The Phoenix Companies, Inc.
                              Hartford, CT
                              Various positions with
                              Phoenix Life Insurance Company and its various subsidiaries

Ann Maynard Gray              Director of The Phoenix Companies, Inc.
                              Director of Duke Energy Corporation and Elan Corporation PLC and a trustee for J.P.
                              Morgan Funds.
                              Formerly President of the Diversified Publishing Group of Capital Cities/ABC, Inc. from
                              1991 to 1999.

John E. Haire                 Executive Vice President
                              Time, Inc.
                              New York, NY
                              Formerly Publisher,
                              Time Magazine

Jerry J. Jasinowski           President
                              National Association of Manufacturers
                              Washington, D.C.
                              Various positions with National Association of Manufacturers

Thomas S. Johnson             Chairman and Chief Executive Officer
                              Greenpoint Financial Corporation
                              New York, NY

John W. Johnstone             Retired.
                              Formerly Chairman and
                              Chief Executive Officer,
                              Olin Corporation

Marilyn E. LaMarche           Limited Managing Director
                              Lazard Freres & Co. LLC
                              New York, NY
                              Various positions with
                              Lazard Freres & Co. LLC

Robert F. Vizza               President
                              Dolan Foundations
                              Bethpage, NY
                              President, Lustgarten
                              Foundation for Pancreatic Cancer Research
                              President and CEO,
                              St. Francis Hospital

Robert G. Wilson              Retired. Consultant for thePit.com; Consultant for Logistics.com and LendingTree.com

Dona D. Young                 President, Chief Executive Officer and Chairman-Elect
                              The Phoenix Companies, Inc.
                              Hartford, CT
                              Various positions with
                              Phoenix Life Insurance Company
                              and its various subsidiaries


Name                          Principal Occupation
----                          --------------------
Executive Officers

Robert W. Fiondella           Chairman of the Board
                              Chairman of the Board,
                              The Phoenix Companies, Inc.
                              Various positions with Phoenix Life Insurance Company and its various subsidiaries

Michael E. Haylon             Executive Vice President
                              and Chief Investment Officer,
                              Executive Vice President,
                              Phoenix Investment Partners, Ltd., an affiliate of Phoenix Life Insurance Company

Coleman D. Ross               Executive Vice President and Chief Financial Officer,
                              The Phoenix Companies, Inc.
                              Formerly Executive Vice
                              President and Chief Financial Officer of Trenwick Group Ltd.; Formerly a partner with
                              PricewaterhouseCoopers.

Simon Y. Tan                  Executive Vice President
                              Executive Vice President,
                              The Phoenix Companies, Inc.
                              Various positions with
                              Phoenix Life Insurance Company and its various subsidiaries

Dona D. Young                 President, Chief Executive Officer and Chairman-Elect
                              President, Chief Executive Officer and Chairman-Elect,
                              The Phoenix Companies, Inc.
                              Various positions with
                              Phoenix Life Insurance Company and its various subsidiaries

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


                                                 ---------------------------------
                                                          Phoenix Life
        |----------------------------------------      Insurance Company          --------------
        |                                                   NY Corp.                           |
        |                         |--------------          (Succ. By                           |
        |                         |                  demutualization, 2001)                    |
        |                         |              ---------------------------------             |
        |                         |                            |                               |
---------------------   -----------------------  ---------------------------------     ---------------------
     Separate                 Variable
  Accounts B, C,            Accumulation                Variable Universal
      and D                   Account                     Life Account              |-    PM Holdings, Inc.
  NY Sep. Accts.          NY Sep. Account               NY Sep. Account             |         CT Corp.
     (7/1/92)                (6/21/82)                     (6/17/85)                |        (1/18/81)
---------------------   -----------------------  ---------------------------------  |  ---------------------
        |                         |                            |                    |         |
----------------------------------------------------------------------------------  | ---------------------
                                                                                    |
                          The Phoenix Edge Series Fund                              |    Phoenix Variable
                                Mass. Bus. Trust                                    |     Advisors, Inc.
                                    (2/18/86)                                       |
                                                                                    |
----------------------------------------------------------------------------------  | ---------------------
      \          \          \                                                       |
       \          \          \      ----------------------------------------------  |
        \          \          \                                                     |
         \          \          \           PHL Variable Insurance Company         --|
          \          \          \              CT Stock Co. (4/24/81)               |
           \          \          \                                                  |
            \          \          \ ----------------------------------------------  |
             \          \          \                           |                    |
                    ---------------------------  ---------------------------------  |
                                                                                    |
                         PHLVIC Variable                   PHL Variable             |
                      Universal Life Account           Accumulation Account         |
                          CT Sep. Acct.        \          CT Sep. Acct.             |
                            (9/10/98)                       (12/7/94)               |
                                                                                    |
                    ---------------------------  ---------------------------------  |
                      \                                                             |
                       \    ------------------------------------------------------  |
                        \                                                           |
                         \              Phoenix Life and Annuity Co.              --|
                          \                   CT Stock Co. (3/96)
                           \
                            ------------------------------------------------------
                              \                           |
                               \   -----------------------------------------------
                                \
                                 \            Phoenix Life and Annuity
                                  \           Variable Universal Life
                                   \                  Account
                                                CT Sep. Acct. (5/97)

                                   -----------------------------------------------

ITEM 30. INDEMNIFICATION

Section 723 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

Article VI Section 6.1 of the By-laws of the Company provides that "To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person, or such person's testator or intestate:

(1) is or was a Director, officer or employees of the Company; or

(2) serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and at the time of such services, was a Director, officer or employee of the Company.

against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred in connection with or as a result of such action, proceeding or investigation, or any appeal therein."

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 31.  PRINCIPAL UNDERWRITERS.

1. Phoenix Equity Planning Corporation ("PEPCO")

     (a) PEPCO currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds, , PHLVIC Variable Universal Life Account, Phoenix Life Variable Accumulation Account and Phoenix Life and Annuity Variable Universal Life Account in addition to those of the Registrant.

     (b) Directors and Executive Officers of PEPCO


          NAME AND PRINCIPAL                     POSITIONS AND OFFICES
          BUSINESS ADDRESS                       WITH UNDERWRITER
          ----------------                       ----------------
          Michael E. Haylon*                     Director
          Philip R. McLoughlin*                  Director & Chairman
          William R. Moyer**                     Director, Executive Vice President, Chief Financial Officer & Treasurer
          Stephen D. Gresham*                    Executive Vice President, Chief Sales and Marketing Officer
          John F. Sharry**                       President, Retail Distribution
          Nancy J. Engberg*                      Secretary

        * The principal business address of this individual is 56 Prospect Street, Hartford, CT
        ** The principal business address of this individual is 100 Bright
           Meadow Blvd., Enfield, CT

     (c) Compensation received by PEPCO during Registrant's last fiscal year:

         NAME OF                     NET UNDERWRITING              COMPENSATION          BROKERAGE
         PRINCIPAL UNDERWRITER       DISCOUNTS AND COMMISSIONS     ON REDEMPTION         COMMISSIONS      COMPENSATION
         ---------------------       -------------------------     -------------         -----------      ------------
         PEPCO                                 $0                        0                    0                 0


ITEM 32.  LOCATION OF ACCOUNTS AND RECORDS.

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of Phoenix Life Insurance Company located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083 and 101 Munson Street, Greenfield, Massachusetts 01302.

ITEM 33.  MANAGEMENT SERVICES.

Not applicable.


ITEM 34.  FEE REPRESENTATION.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, Phoenix Life Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Life Variable Insurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Phoenix Life Variable Universal Life Account certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485 of the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Hartford, State of Connecticut on the 28th day of February, 2002.



                          PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                ---------------------------------------------------------------
                                          (Registrant)

           By:                   PHOENIX LIFE INSURANCE COMPANY
                ---------------------------------------------------------------
                                           (Depositor)

           By:                 /s/Dona D. Young
                ---------------------------------------------------------------
                                   Dona D. Young, President and
                                     Chief Executive Officer



      ATTEST:                /s/John H. Beers
                -------------------------------------------
                    John H. Beers, Assistant Secretary


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 28th day of February, 2003.

                SIGNATURE                     TITLE
                ---------                     -----

                                              Director
 ---------------------------------------
             *Sal H. Alfiero

                                              Director
 ---------------------------------------
             *J. Carter Bacot

                                              Director
 ---------------------------------------
            *Peter C. Browning

                                              Director
 ---------------------------------------
             *Arthur P. Byrne

                                              Director
 ---------------------------------------
           *Sanford Cloud, Jr.

                                              Director
 ---------------------------------------
            *Richard N. Cooper

                                              Director
 ---------------------------------------
             *Gordon J. Davis

                SIGNATURE                     TITLE
                ---------                     -----

                                              Chairman of the Board
 ---------------------------------------
           *Robert W. Fiondella

                                              Director
 ---------------------------------------
            *Ann Maynard Gray

                                              Director
 ---------------------------------------
              *John E. Haire

                                              Director
 ---------------------------------------
           *Jerry J. Jasinowski

                                              Director
 ---------------------------------------
            *Thomas S. Johnson

                                              Director
 ---------------------------------------
            *John W. Johnstone

                                              Director
 ---------------------------------------
           *Marilyn E. LaMarche

                                              Director
 ---------------------------------------
            *Robert F. Vizza

                                              Director
 ---------------------------------------
           *Robert G. Wilson

                                              Director, President and Chief
 ---------------------------------------      Operating Officer
             *Dona D. Young


By: /s/ Richard J. Wirth
    ------------------------------------------------------

*Richard J. Wirth as Attorney-in-Fact pursuant to Powers of Attorney, incorporated by reference to Registrant's August 9, 2002 EDGAR filing on Form S-6 (File No. 033-23251). [Accession Number 0000949377-02-000486]



                                      S-2